UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09036

UBS Relationship Funds

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management (Americas) Inc.

51 West 52nd Street

New York, NY 10019-6114

(Name and address of agent for service)

Copy to:

Bruce Leto, Esq.

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Item 1. Schedule of Investments

UBS Global Securities Relationship Fund — Portfolio of investments

March 31, 2008 (unaudited)

	Shares	Value
Equities—61.17%
US equities—41.37%
Abbott Laboratories	22,200	$1,224,330
Abercrombie & Fitch Co.	23,800	1,740,732
Aflac, Inc.	272,700	17,711,865
Allergan, Inc.	417,800	23,559,742
Amazon.com, Inc.*	51,100	3,643,430
American Electric Power Co., Inc.	231,450	9,635,263
American Express Co.	35,300	1,543,316
American Tower Corp., Class A*	34,000	1,333,140
Analog Devices, Inc.	559,900	16,528,248
Apache Corp.	16,500	1,993,530
Apple, Inc.*	44,800	6,428,800
AT&T, Inc.	286,800	10,984,440
Automatic Data Processing, Inc.	47,300	2,005,047
Baker Hughes, Inc.	216,600	14,837,100
Bank of New York Mellon Corp.	419,500	17,505,735
Baxter International, Inc.	68,900	3,983,798
Becton, Dickinson & Co.	44,100	3,785,985
BlackRock, Inc.	5,200	1,061,736
Boeing Co.	32,500	2,417,025
BorgWarner, Inc.	342,800	14,750,684
Burlington Northern Santa Fe Corp.	317,700	29,298,294
Campbell Soup Co.	37,600	1,276,520
Carnival Corp.	378,800	15,333,824
CB Richard Ellis Group, Inc., Class A*(1)	42,600	921,864
Cephalon, Inc.*	66,000	4,250,400
Chevron Corp.	93,700	7,998,232
Chico’s FAS, Inc.*	337,300	2,398,203
Cisco Systems, Inc.*	266,100	6,410,349
Citigroup, Inc.	1,309,275	28,044,670
City National Corp.	74,500	3,684,770
Coach, Inc.*	190,900	5,755,635
Comcast Corp., Class A	1,210,000	23,401,400
CONSOL Energy, Inc.	31,500	2,179,485
Constellation Brands, Inc., Class A*	392,900	6,942,543
Covidien Ltd.	31,100	1,376,175
DaVita, Inc.*	92,700	4,427,352
Discover Financial Services	646,575	10,584,433
eBay, Inc.*	59,100	1,763,544
ENSCO International, Inc.	70,400	4,408,448
EOG Resources, Inc.	76,200	9,144,000
Exelon Corp.	374,700	30,451,869
Express Scripts, Inc.*	38,400	2,469,888
FedEx Corp.	195,600	18,126,252
Fifth Third Bancorp	577,700	12,085,484
Fortune Brands, Inc.	170,300	11,835,850
Freddie Mac	310,800	7,869,456
Freeport-McMoRan Copper & Gold, Inc.	19,400	1,866,668
Genentech, Inc.*	34,700	2,816,946
General Dynamics Corp.	21,700	1,809,129
General Electric Co.	1,005,600	37,217,256
Genzyme Corp.*	298,600	22,257,644
Goldman Sachs Group, Inc.	6,400	1,058,496
Google, Inc., Class A*	15,000	6,607,050
Halliburton Co.	610,000	23,991,300
Harley-Davidson, Inc.	114,800	4,305,000
Hartford Financial Services Group, Inc.	162,600	12,320,202
Illinois Tool Works, Inc.	433,900	20,926,997
Intel Corp.	1,692,700	35,851,386
International Game Technology	142,100	5,713,841
Interpublic Group of Cos., Inc.*(1)	1,203,000	10,117,230
Intuit, Inc.*	272,100	7,349,421
ITT Educational Services, Inc.*	18,900	868,077
J. Crew Group, Inc.*(1)	83,400	3,683,778
Johnson & Johnson	324,924	21,077,820
Johnson Controls, Inc.	513,900	17,369,820
Laboratory Corp. of America Holdings*(1)	72,000	5,304,960
Lexmark International, Inc., Class A*	111,600	3,428,352
Linear Technology Corp.	254,800	7,819,812
Manitowoc Co., Inc.	37,100	1,513,680
Marathon Oil Corp.	261,600	11,928,960
Masco Corp.	823,600	16,331,988
MasterCard, Inc., Class A(1)	40,000	8,919,600
McDermott International, Inc.*	55,500	3,042,510
Medco Health Solutions, Inc.*	337,700	14,787,883

Medtronic, Inc.	327,300	15,831,501
Merck & Co., Inc.	409,200	15,529,140
Microsoft Corp.	980,700	27,832,266
Millipore Corp.*	105,400	7,105,014
Monsanto Co.	23,100	2,575,650
Morgan Stanley	578,350	26,430,595
NetApp, Inc.*	475,400	9,531,770
News Corp., Class A	602,600	11,298,750
NiSource, Inc.	280,600	4,837,544
Omnicom Group, Inc.	204,700	9,043,646
PACCAR, Inc.	332,300	14,953,500
Pall Corp.	143,600	5,036,052
Peabody Energy Corp.	352,200	17,962,200
Pepco Holdings, Inc.	183,900	4,546,008
PepsiCo, Inc.	22,200	1,602,840
Praxair, Inc.	74,300	6,258,289
Precision Castparts Corp.	29,100	2,970,528
Principal Financial Group, Inc.	294,900	16,431,828
Procter & Gamble Co.	31,900	2,235,233
QUALCOMM, Inc.	132,300	5,424,300
R.H. Donnelley Corp.*	250,927	1,269,691
Range Resources Corp.	30,600	1,941,570
Royal Caribbean Cruises, Ltd.(1)	182,600	6,007,540
Ryder System, Inc.	148,900	9,069,499
Schering-Plough Corp.	483,400	6,965,794
Schlumberger Ltd.	59,000	5,133,000
Sempra Energy	219,700	11,705,616
Southwest Airlines Co.	552,200	6,847,280
Southwestern Energy Co.*	63,400	2,135,946
Sprint Nextel Corp.	2,038,426	13,637,070
Starbucks Corp.*	122,000	2,135,000
Starwood Hotels & Resorts Worldwide, Inc.	112,000	5,796,000
State Street Corp.	24,000	1,896,000
Stryker Corp.	55,000	3,577,750
SunTrust Banks, Inc.	173,700	9,577,818
Symantec Corp.*	1,070,176	17,786,325
SYSCO Corp.	430,700	12,498,914
T Rowe Price Group, Inc.	39,300	1,965,000
United Technologies Corp.	72,400	4,982,568
UnitedHealth Group, Inc.	163,900	5,631,604
Viacom, Inc., Class B*	240,600	9,532,572
Visa, Inc., Class A*	88,500	5,518,860
Weatherford International Ltd.*	58,400	4,232,248
Wells Fargo & Co.	1,052,800	30,636,480
Wyeth	721,000	30,108,960
Wynn Resorts Ltd.	63,500	6,390,640
Xilinx, Inc.	444,900	10,566,375
XTO Energy, Inc.	50,875	3,147,128
Zimmer Holdings, Inc.*	77,400	6,026,364

Total US equities (cost $1,249,783,768)		1,163,554,958

International equities—19.80%
Australia—0.50%
National Australia Bank Ltd.	160,388	4,441,340
Qantas Airways Ltd.	1,385,182	4,989,132
QBE Insurance Group Ltd.	225,924	4,598,577

		14,029,049

Austria—0.14%
Telekom Austria AG	190,513	3,942,505

Canada—1.03%
Canadian National Railway Co.	118,000	5,721,526
Manulife Financial Corp.	122,700	4,696,656
Research In Motion Ltd.*	47,900	5,375,817
Toronto Dominion Bank Ltd.	120,600	7,414,941
TransCanada Corp.	146,600	5,648,624
		28,857,564

Finland—0.19%
Nokia Oyj	169,594	5,395,388

France—1.83%
AXA SA	171,070	6,191,015
France Telecom SA	407,946	13,716,150
Suez SA	144,722	9,508,279
Technip SA	29,790	2,305,472
Total SA	264,382	19,659,185

		51,380,101

Germany—2.28%
Allianz SE	42,188	8,365,089

Daimler AG	129,231	11,040,014
Deutsche Postbank AG	30,905	2,952,931
E.ON AG	40,744	7,539,224
Henkel KGaA, Preference shares(1)	107,874	4,984,906
MAN AG	37,950	5,036,157
Metro AG	90,646	7,318,544
SAP AG	151,976	7,550,638
Siemens AG	87,027	9,444,446

		64,231,949

Greece—0.26%
Alpha Bank AE	146,484	4,877,255
National Bank of Greece SA	44,125	2,342,699

		7,219,954

Hong Kong—0.41%
Esprit Holdings Ltd.	412,200	4,939,755
Sun Hung Kai Properties Ltd.	426,000	6,709,380

		11,649,135

Ireland—0.63%
Bank of Ireland	526,033	7,831,418
CRH PLC	197,767	7,517,565
Irish Life & Permanent PLC	117,057	2,290,641

		17,639,624

Italy—0.45%
Intesa Sanpaolo SpA	1,021,261	7,216,973
Unicredit SpA	809,812	5,413,564

		12,630,537

Japan—3.66%
Asahi Breweries Ltd.	188,800	3,905,992
Bank of Yokohama Ltd.	590,000	4,077,664
Canon, Inc.	182,400	8,452,488
Fast Retailing Co. Ltd.(1)	22,800	2,041,651
Honda Motor Co., Ltd.	191,100	5,477,026
HOYA Corp.	125,900	2,984,260
Japan Tobacco, Inc.	1,651	8,277,988
KDDI Corp.	368	2,274,553
Komatsu Ltd.	252,600	7,163,554
Mitsubishi Corp.	247,400	7,623,750
Mitsui Fudosan Co., Ltd.	108,000	2,197,792
Mitsui OSK Lines Ltd.(1)	388,000	4,787,205
Mitsui Sumitomo Insurance Group Holdings, Inc.*(2)	117,600	3,960,113
Nitto Denko Corp.	92,400	3,964,044
Nomura Holdings, Inc.	286,200	4,305,561
NTT DoCoMo, Inc.	3,766	5,718,710
Shin-Etsu Chemical Co., Ltd.	71,000	3,684,397
Sumitomo Mitsui Financial Group, Inc.	764	5,044,461
Sumitomo Trust & Banking Co., Ltd.	573,000	3,955,355
Tokyo Gas Co., Ltd.	507,000	2,054,379
Toyota Motor Corp.	167,100	8,421,320
Yamada Denki Co., Ltd.	29,890	2,589,476

		102,961,739

Jersey (Channel Islands)—0.07%
Experian Group Ltd.	269,144	1,960,000

Luxembourg—0.35%
ArcelorMittal	119,660	9,798,348

Netherlands—0.61%
ASML Holding NV*	321,173	7,720,092
Reed Elsevier NV	201,402	3,842,469
STMicroelectronics NV	186,212	1,980,982
TNT NV	97,804	3,635,576

		17,179,119

Singapore—0.22%
Singapore Telecommunications Ltd.	2,124,000	6,087,292

Spain—0.44%
Banco Santander SA	623,759	12,427,665

Sweden—0.19%
Sandvik AB	305,500	5,318,432

Switzerland—2.68%
Adecco SA	31,235	1,805,599
Alcon, Inc.	21,200	3,015,700
Credit Suisse Group	203,520	10,356,919
Givaudan SA	798	789,400
Nestle SA	36,522	18,257,796
Novartis AG	283,603	14,542,899
Roche Holding AG	101,677	19,144,594
Straumann Holding AG(1)	10,412	2,973,128

Synthes, Inc.		31,395	4,390,594

			75,276,629

United Kingdom—3.86%
Associated British Foods PLC		456,673	7,929,259
Balfour Beatty PLC		201,068	1,879,183
Barclays PLC		1,233,202	11,165,134
BP PLC		1,718,556	17,400,955
British Sky Broadcasting Group PLC		680,819	7,544,856
Cadbury Schweppes PLC		351,790	3,863,920
Carnival PLC		79,891	3,201,488
Cobham PLC		949,725	3,769,220
Kingfisher PLC		981,830	2,571,258
Prudential PLC		422,064	5,573,196
Rio Tinto PLC		28,856	2,996,033
Scottish & Southern Energy PLC		136,850	3,814,147
Standard Chartered PLC		171,292	5,852,234
Tesco PLC		1,005,992	7,598,796
Vodafone Group PLC		6,077,314	18,197,634
Wolseley PLC		507,654	5,332,324

			108,689,637

Total international equities (cost $543,130,617)			556,674,667

Total equities (cost $1,792,914,385)			1,720,229,625

	Face amount
Bonds—14.95%
US bonds—9.95%
US corporate bonds—0.51%
Burlington Northern Santa Fe Corp.,
7.082%, due 05/13/29		$490,000	519,542
Citigroup, Inc.,
5.500%, due 11/18/15	GBP	1,700,000	3,055,412
Comcast Corp.,
6.300%, due 11/15/17		$390,000	394,731
Computer Sciences Corp.,
3.500%, due 04/15/08		350,000	349,923
Dominion Resources, Inc.,
Series B,
5.950%, due 06/15/35		275,000	259,691
ERAC USA Finance Co.,
8.000%, due 01/15/11(3)		425,000	453,390
Ford Motor Credit Co. LLC,
5.800%, due 01/12/09		5,850,000	5,573,213
GMAC LLC,
6.875%, due 09/15/11		1,095,000	838,073
HSBC Bank USA N.A.,
5.625%, due 08/15/35		695,000	603,349
HSBC Finance Corp.,
6.750%, due 05/15/11		975,000	1,011,464
ICI Wilmington, Inc.,
4.375%, due 12/01/08		260,000	261,346
MetLife, Inc.,
5.000%, due 11/24/13		165,000	172,761
New Cingular Wireless Services, Inc.,
8.750%, due 03/01/31		210,000	254,855
PPL Energy Supply LLC,
Series A,
6.400%, due 11/01/11		235,000	241,250
Verizon New York, Inc.,
Series B,
7.375%, due 04/01/32		200,000	209,063

Total US corporate bonds (cost $14,877,619)			14,198,063

Asset-backed securities—0.39%
Countrywide Asset-Backed Certificates,
Series 04-SD1, Class A1,
2.939%, due 06/25/33(3),(4)		113,437	97,483
Fieldstone Mortgage Investment Corp.,
Series 06-S1, Class A,
2.819%, due 01/25/37(3),(4)		1,513,496	423,779
First Franklin Mortgage Loan Asset Backed Certificates,
Series 06-FFB, Class A2,
2.729%, due 12/25/26(4)		1,550,516	465,155
GSAMP Trust,

Series 06-S5, Class A2,
5.658%, due 09/25/36(5),(6)	2,000,000	300,000
Home Equity Mortgage Trust,
Series 06-6, Class 2A1,
2.699%, due 03/25/37(4)	654,990	229,247
Series 06-3, Class A1,
5.472%, due 09/25/36(4)	707,617	389,189
Series 06-5, Class A1,
5.500%, due 01/25/37(6)	1,246,132	498,453
Series 06-4, Class A1,
5.671%, due 11/25/36(6)	560,029	252,013
Series 06-4, Class A2,
5.730%, due 11/25/36(6)	2,000,000	440,000
IndyMac Seconds Asset Backed Trust,
Series 06-A, Class A,
2.729%, due 06/25/36(4)	588,046	226,592
Irwin Home Equity,
Series 06-1, Class 2A3,
5.770%, due 09/25/35(3),(6)	3,000,000	1,950,000
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 07-A, Class A1,
3.699%, due 10/25/27(4)	679,807	281,695
Merrill Lynch Mortgage Investors, Inc.,
Series 06-SL1, Class A,
2.779%, due 09/25/36(4)	368,183	156,478
Morgan Stanley Mortgage Loan Trust,
Series 06-14SL, Class A1,
2.759%, due 11/25/36(4)	1,127,825	620,304
Nomura Asset Acceptance Corp.,
Series 06-S4, Class A1,
2.769%, due 08/25/36(4)	1,116,525	603,447
SACO I Trust,
Series 06-5, Class 2A1,
2.749%, due 05/25/36(4),(5)	1,511,281	538,401
Series 06-3, Class A1,
2.779%, due 04/25/36(4)	677,323	237,063
Structured Asset Securities Corp.,
Series 05-S7, Class A2,
2.899%, due 12/25/35(3),(4)	892,118	753,036
Series 05-S7, Class M5,
3.249%, due 12/25/35(3),(4),(5)	2,500,000	116,000
Series 03-AL2, Class A,
3.357%, due 01/25/31(3)	108,139	87,478
WFS Financial Owner Trust,
Series 05-2, Class D,
4.840%, due 11/19/12	2,250,000	2,240,203

Total asset-backed securities (cost $24,092,903)		10,906,016

Collateralized debt obligations—0.18%
G-Force CDO Ltd.,
Series 06-1A, Class A3,
5.600%, due 09/27/46(3),(5)	5,000,000	4,347,656
Rutland Rated Investments,
Series DRYD-1A, Class A6F,
6.957%, due 06/20/13(3)	1,070,000	662,230

Total collateralized debt obligations (cost $5,998,637)		5,009,886

Commercial mortgage-backed securities—1.85%
Banc of America Commercial Mortgage, Inc.,
Series 06-5, Class C,
5.557%, due 09/10/47(4)	925,000	647,661
Series 06-4, Class C,
5.754%, due 07/10/46(4)	1,200,000	881,785
Bear Stearns Commercial Mortgage Securities Trust,
Series 06-PW14, Class B,
5.333%, due 12/11/38(3)	1,250,000	831,445
Series 07-PW17, Class A4,
5.694%, due 06/11/50(4)	3,350,000	3,297,183
Series 07-PW16, Class A4,
5.902%, due 06/11/40(4)	3,750,000	3,724,881
Series 07-T28, Class A4,
5.742%, due 09/11/42(4)	3,500,000	3,454,599
Series 07-PW17, Class C,
6.136%, due 06/11/50(4)	1,325,000	915,606
Citigroup Commercial Mortgage Trust,
Series 07-C6, Class A4,

5.889%, due 12/10/49(4)		3,000,000	2,976,770
Credit Suisse Mortgage Capital Certificates,
Series 06-C2, Class A3,
5.847%, due 03/15/39(4)		3,125,000	3,139,773
Series 07-C4, Class C,
6.005%, due 09/15/39(3),(4)		950,000	683,562
Series 06-C3, Class B,
6.021%, due 06/15/38(4)		950,000	729,142
Series 07-C5, Class B,
6.325%, due 09/15/40(4)		3,300,000	2,486,444
Greenwich Capital Commercial Funding Corp.,
Series 06-RR1, Class A1,
5.962%, due 03/18/49(3),(4)		8,000,000	5,423,750
GS Alternative Mortgage Product, II,
Series 06-RR2, Class A1,
5.811%, due 06/23/46(3),(4)		5,975,000	4,382,543
Series 07-GG10, Class C,
5.993%, due 08/10/45(4)		950,000	632,643
Host Marriott Pool Trust,
Series 99-HMTA, Class A,
6.980%, due 08/03/15(3)		86,754	89,011
JPMorgan Chase Commercial Alternative Mortgage Product,
Series 05-LDP4, Class B,
5.129%, due 10/15/42(4)		1,080,000	890,330
Series 06-CB17, Class A4,
5.429%, due 12/12/43		2,500,000	2,449,348
Series 06-LDP8, Class B,
5.520%, due 05/15/45(4)		950,000	676,464
Series 07-CB20, Class C,
6.403%, due 02/12/51(3),(4)		1,025,000	660,326
JPMorgan Commercial Mortgage Finance Corp.,
Series 99-C8, Class A2,
7.400%, due 07/15/31(4)		963,916	977,172
Merrill Lynch Mortgage Trust,
Series 05-LC1, Class A4,
5.291%, due 01/12/44(4)		5,625,000	5,602,488
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 06-3, Class B,
5.525%, due 07/12/46(4)		950,000	717,176
Series 07-9, Class A4,
5.700%, due 09/12/49		3,775,000	3,716,948
Series 07-8, Class C,
6.156%, due 08/12/49(4)		1,100,000	779,797
Salomon Brothers Mortgage Securities VII, Inc.,
Series 00-C1, Class A2,
7.520%, due 12/18/09(4)		1,318,528	1,354,705

Total commercial mortgage-backed securities (cost $59,878,551)			52,121,552

Mortgage & agency debt securities—3.77%
American Home Mortgage Investment Trust,
Series 06-3, Class 4A,
2.789%, due 11/25/35(4)		1,046,541	789,591
Bear Stearns Alt-A Trust,
Series 06-4, Class 3B2,
6.273%, due 07/25/36(4)		2,494,023	236,932
Citicorp Mortgage Securities, Inc.,
Series 94-3, Class A13,
6.500%, due 02/25/24		130,073	129,873
Countrywide Alternative Loan Trust,
Series 04-J11, Class 3A1,
7.250%, due 08/25/32		637,253	498,252
CS First Boston Alternative Mortgage Product,
Series 05-10, Class 10A3,
6.000%, due 11/25/35		586,928	516,496
Series 05-9, Class 3A1,
6.000%, due 10/25/35		1,818,249	1,454,599
Series 05-11, Class 1A1,
6.500%, due 12/25/35		1,773,929	1,507,840
Federal Home Loan Bank,
2.375%, due 04/30/10(1)		5,485,000	5,494,374
4.625%, due 11/19/10		7,595,000	7,699,613
Federal Home Loan Mortgage Corp.,
2.375%, due 05/28/10		1,025,000	1,025,561
2.875%, due 04/30/10(1)		2,685,000	2,714,997
3.500%, due 05/29/13(1)		6,030,000	6,069,967
5.250%, due 10/10/12		1,440,000	1,463,001
5.600%, due 10/17/13		1,935,000	1,963,354
5.750%, due 09/15/10	EUR	1,870,000	3,053,965

Federal Home Loan Mortgage Corp. Gold Pools,
# A21485, 4.500%, due 05/01/34	$2,661,367	2,568,011
# E01345, 5.500%, due 04/01/18	191,410	196,241
# G11725, 5.500%, due 11/01/18	3,029,226	3,106,867
# C00730, 6.000%, due 03/01/29	638,546	660,446
# C00742, 6.500%, due 04/01/29	2,295	2,405
# C26638, 6.500%, due 05/01/29	235,534	246,602
# G01038, 6.500%, due 06/01/29	89,438	93,721
# J02578, 6.500%, due 09/01/19	1,050,417	1,102,083
# G01449, 7.000%, due 07/01/32	632,518	671,684
# D66838, 8.000%, due 09/01/25	794	863
Federal Home Loan Mortgage Corp. REMICs,
Series 3178, Class MC,
6.000%, due 04/15/32	4,000,000	4,148,814
Series 1595, Class D,
7.000%, due 10/15/13	59,724	62,290
Federal National Mortgage Association,
3.625%, due 02/12/13(1)	6,030,000	6,134,162
5.000%, due 10/15/10	1,440,000	1,460,088
5.250%, due 08/01/12	1,870,000	1,960,974
6.000%, due 08/22/16	5,460,000	5,526,170
6.070%, due 05/12/16	3,830,000	3,844,631
Federal National Mortgage Association Grantor Trust,
Series 01-T4, Class A1,
7.500%, due 07/25/41	617,661	674,211
Federal National Mortgage Association Pools,
# 783595, 4.913%, due 03/01/35(4)	2,608,657	2,646,688
# 357490, 5.000%, due 02/01/19	1,002,725	1,016,936
# 863028, 5.202%, due 12/01/35(4)	2,457,638	2,506,916
# 252268, 5.500%, due 01/01/09	25,348	25,455
# 545975, 5.500%, due 10/01/17	2,030,118	2,083,751
# 688066, 5.500%, due 03/01/33	334,106	338,567
# 705626, 5.500%, due 05/01/33	1,527,321	1,546,798
# 555591, 5.500%, due 07/01/33	1,567,207	1,587,193
# 762615, 5.500%, due 12/01/23	2,027,899	2,065,432
# 323789, 6.000%, due 06/01/14	390,018	402,908
# 555689, 6.000%, due 11/01/17	1,217,517	1,256,708
# 810112, 6.000%, due 03/01/20	1,253,116	1,291,015
# 596124, 6.000%, due 11/01/28	180,263	186,331
# 323715, 6.000%, due 05/01/29	3,587	3,707
# 522564, 6.000%, due 07/01/29	489,139	505,602
# 585325, 6.000%, due 07/01/29	721,965	746,269
# 545061, 6.000%, due 12/01/29	766,706	792,294
# 708631, 6.000%, due 06/01/33	97,852	100,748
# 891332, 6.154%, due 04/01/36(4)	751,598	764,528
# 190255, 6.500%, due 02/01/09	215,314	217,471
# 653819, 7.500%, due 02/01/33	165,355	178,791
# 7237, 9.500%, due 11/01/09	6,139	6,405
Federal National Mortgage Association Whole Loan,
Series 95-W3, Class A,
9.000%, due 04/25/25	22,500	25,169
Government National Mortgage Association Pools,
# 2671, 6.000%, due 11/20/28	3,914	4,056
# 495814, 6.000%, due 01/15/29	20,353	21,115
# 2713, 6.000%, due 02/20/29	155,166	160,785
# 2794, 6.000%, due 08/20/29	84,811	87,882
# 2807, 6.000%, due 09/20/29	7,838	8,122
# 509932, 6.500%, due 06/15/29	970,500	1,014,890
# 781276, 6.500%, due 04/15/31	1,436,400	1,501,194
# 491532, 6.500%, due 01/20/34	337,704	351,961
# 780204, 7.000%, due 07/15/25	3,312	3,549
# 405595, 7.000%, due 03/15/26	32,676	34,998
# 338523, 8.000%, due 12/15/22	19,554	21,398
IndyMac INDX Mortgage Loan Trust,
Series 05-AR3, Class B1,
5.787%, due 04/25/35(4)	2,238,891	951,529
JPMorgan Alternative Loan Trust,
Series 06-A4, Class A7,
6.300%, due 09/25/36(4)	5,000,000	2,668,000
Residential Asset Securitization Trust,
Series 04-IP2, Class B1,
5.398%, due 12/25/34(4)	1,771,678	885,839
Structured Adjustable Rate Mortgage Loan Trust,
Series 06-5, Class 5A3,
5.537%, due 06/25/36(4)	4,970,564	4,545,197
WaMu Mortgage Pass -Through Certificates,
Series 06-AR16, Class 2A1,
5.639%, due 12/25/36(4)	2,583,647	2,560,601
Series 07-HY1, Class 3A2,
5.881%, due 02/25/37(4)	4,050,000	3,581,677

Washington Mutual MSC Mortgage Pass-Through Certificates,
Series 02-MS6, Class 3A1,
6.500%, due 09/25/32		323,243	315,875

Total mortgage & agency debt securities (cost $113,446,808)			106,093,028

Municipal bonds—0.35%
California State Department of Water & Resources Power Supply Revenue Bonds,
Series A,
5.375%, due 05/01/12(7)		1,190,000	1,317,901
Lewisville Independent School District General Obligation Bonds,
PSF-GTD, 5.000%, due 08/15/21		955,000	997,717
Missouri State Health & Educational Facilities Authority Revenue Bonds,
Series A,
5.000%, due 01/15/37		1,310,000	1,316,380
State of Georgia General Obligation Bonds,
Series E,
5.000%, due 08/01/19		1,190,000	1,292,304
State of Texas General Obligation Bonds,
5.000%, due 04/01/29		1,750,000	1,767,850
Texas Water Development Board Revenue Bonds
5.000%, due 07/15/25		1,785,000	1,819,415
Triborough Bridge & Tunnel Authority Revenue Bonds,
MBIA-IBC, 5.000%, due 01/01/12(7)		1,190,000	1,281,214

Total municipal bonds (cost $9,758,971)			9,792,781

US government obligations—2.90%
US Treasury Bonds,
4.750%, due 02/15/37		155,000	166,710
8.125%, due 08/15/19(1)		1,275,000	1,776,135
US Treasury Inflation Indexed Bonds (TIPS),
1.750%, due 01/15/28		3,601,742	3,570,508
2.375%, due 04/15/11(1)		14,814,259	15,916,069
US Treasury Notes,
3.250%, due 12/31/09(1)		32,590,000	33,488,767
3.625%, due 12/31/12(1)		24,385,000	25,693,792
4.625%, due 02/15/17(1)		850,000	933,605

Total US government obligations (cost $81,407,597)			81,545,586

Total US bonds (cost $309,461,086)			279,666,912

International bonds—5.00%
International corporate bonds—0.98%
Cayman Islands—0.00%(8)
Santander Central Hispano Issuances Ltd.,
7.625%, due 09/14/10		$100,000	109,992

Germany—0.24%
Kreditanstalt fuer Wiederaufbau,
5.000%, due 07/04/11	EUR	3,050,000	4,983,445
Landwirtschaftliche Rentenbank,
6.000%, due 09/15/09	AUD	1,850,000	1,657,105

			6,640,550

Ireland—0.11%
Depfa ACS Bank,
0.750%, due 09/22/08	JPY	200,000,000	2,004,418
GE Capital European Funding,
4.625%, due 08/23/10	EUR	740,000	1,172,576

			3,176,994

Italy—0.04%
Intesa Sanpaolo SpA,
6.375%, due 04/06/10	EUR	700,000	1,129,474

Luxembourg—0.00%(8)
Telecom Italia Capital SA,
5.250%, due 11/15/13		$140,000	130,815

Netherlands—0.29%
E.ON International Finance BV,
5.125%, due 10/02/12	EUR	730,000	1,172,282
Rabobank Nederland NV,
1.050%, due 01/22/10	JPY	320,000,000	3,221,483

4.125%, due 04/04/12	EUR	2,320,000	3,638,303

			8,032,068

United Kingdom—0.30%
Abbey National PLC,
7.950%, due 10/26/29		$165,000	176,679
Bank of Scotland PLC,
9.375%, due 05/15/21	GBP	580,000	1,259,596
Lloyds TSB Bank PLC,
6.625%, due 03/30/15		1,400,000	2,809,813
Royal Bank of Scotland Group PLC,
9.118%, due 03/31/10(9)		$300,000	302,644
Royal Bank of Scotland PLC,
9.625%, due 06/22/15	GBP	1,120,000	2,563,860
Vodafone Group PLC,
3.625%, due 11/29/12	EUR	800,000	1,188,117

			8,300,709

Total international corporate bonds (cost $26,112,607)			27,520,602

Foreign government bonds—3.65%
Austria—0.05%
Republic of Austria,
5.250%, due 01/04/11	EUR	950,000	1,560,630

Canada—0.17%
Government of Canada,
5.250%, due 06/01/12	CAD	4,480,000	4,765,660
5.750%, due 06/01/29		100	123
6.000%, due 06/01/08		300	294
6.000%, due 06/01/11		200	214
8.000%, due 06/01/23		200	288

			4,766,579

France—0.40%
French Treasury Note,
3.500%, due 07/12/09	EUR	5,650,000	8,892,196
Government of France,
1.800%, due 07/25/40		945,085	1,363,170
4.750%, due 04/25/35		595,000	952,554

			11,207,920

Germany—0.70%
Bundesobligation,
3.500%, due 10/10/08	EUR	2,845,000	4,480,045
Deutsche Bundesrepublik,
3.750%, due 01/04/09		7,135,000	11,266,296
4.750%, due 07/04/34		2,370,000	3,845,094

			19,591,435

Italy—0.99%
Republic of Italy,
4.000%, due 02/01/37	EUR	6,810,000	9,208,155
4.500%, due 05/01/09		5,425,000	8,616,621
5.250%, due 08/01/11		1,820,000	2,993,459
6.500%, due 11/01/27		3,615,000	6,895,702

			27,713,937

Japan—0.44%
Government of Japan,
0.600%, due 12/20/08	JPY	400,000,000	4,011,240
1.300%, due 06/20/11		125,000,000	1,279,532
2.300%, due 06/20/35		225,000,000	2,229,328
Government of Japan CPI Linked Bond,
1.000%, due 06/10/16		502,980,000	5,000,534

			12,520,634

Netherlands—0.14%
Government of Netherlands,
4.000%, due 01/15/37	EUR	2,830,000	4,009,549

Poland—0.23%
Poland Government Bond,
5.750%, due 09/23/22	PLN	14,700,000	6,447,084

Spain—0.38%
Government of Spain,
5.150%, due 07/30/09	EUR	2,765,000	4,440,326
5.750%, due 07/30/32		1,675,000	3,027,158
6.150%, due 01/31/13		1,800,000	3,123,310

			10,590,794

Sweden—0.05%
Government of Sweden,
6.750%, due 05/05/14	SEK	6,950,000	1,349,682

United Kingdom—0.10%
UK Gilts,
4.750%, due 12/07/38	GBP	725,000	1,527,218
5.750%, due 12/07/09		685,000	1,401,765

			2,928,983

Total foreign government bonds (cost $92,425,892)			102,687,227

Sovereign/supranational bonds—0.37%
Council of Europe Development Bank,
6.250%, due 01/23/12	AUD	2,500,000	2,215,746
European Investment Bank,
4.250%, due 12/07/10	GBP	650,000	1,279,786
5.375%, due 10/15/12	EUR	2,350,000	3,932,384
6.250%, due 04/15/14	GBP	1,440,000	3,092,044

Total sovereign/supranational bonds (cost $9,725,879)			10,519,960

Total international bonds (cost $128,264,378)			140,727,789

Total bonds (cost $437,725,464)			420,394,701

	Shares
Investment companies—18.45%
iShares Russell 2000 Value Index Fund(1)		146,300	9,592,891
UBS Corporate Bond Relationship Fund(10)		8,115,078	98,214,351
UBS Emerging Markets Equity Relationship Fund(10)		788,037	27,760,823
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund(10)		450,000	4,105,260
UBS High Yield Relationship Fund(10)		6,646,929	139,821,469
UBS Small-Cap Equity Relationship Fund(10)		1,788,064	71,506,271
UBS U.S. Securitized Mortgage Relationship Fund(10)		16,137,956	167,875,088

(cost $529,077,717)			518,876,153

Short-term investments—1.61%
Other—1.17%
UBS Supplementary Trust—U.S. Cash Management Prime Fund, 3.06%(10),(11)
(cost $32,843,557)		32,843,557	32,843,557

	Face Amount
US government obligations—0.44%
US Treasury Bills,
2.39% 06/19/08(12),(13)
(cost $12,330,970)		$12,395,000	12,362,401

Total short-term investments (cost $45,174,527)			45,205,958

	Shares
Investment of cash collateral from securities loaned—3.48%
UBS Supplementary Trust—U.S. Cash Management Prime Fund, 3.06%(10),(11)
(cost $97,971,183)		97,971,183	97,971,183

Total investments—99.66% (cost $2,902,863,276)			2,802,677,620
Cash and other assets, less liabilities—0.34%			9,430,000

Net assets—100.00%			$2,812,107,620

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $2,902,863,276; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$145,583,271
Gross unrealized depreciation	(245,768,927)

Net unrealized depreciation	$(100,185,656)

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at March 31, 2008.
(2)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2008, the value of this security amounted to $3,960,113 and 0.14% of net assets.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the value of these securities amounted to $20,961,689 or 0.75% of net assets.

(4)	Floating rate security—The interest rates shown are the current rates as of March 31, 2008.
(5)	Security is illiquid. These securities amounted to $5,302,057 or 0.19% of net assets.
(6)	Step bond—Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2008. Maturity date disclosed is the ultimate maturity date.
(7)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.
(8)	Amount represents less than 0.005% .
(9)	Perpetual bond security. The maturity date reflects the next call date.
(10)	Investment in affiliated mutual fund.
(11)	The rate shown reflects the yield at March 31, 2008.
(12)	The rate shown is the effective yield at the date of purchase.
(13)	Security, or portion thereof, was delivered to cover margin requirements for futures contracts.

CDO	Collateralized debt obligations
CPI	Consumer price index
CS	Credit Suisse
GMAC	General Motors Acceptance Corp.
GSAMP	Goldman Sachs Alternative Mortgage Product
GS	Goldman Sachs
MBIA-IBC	Municipal Bond Insurance Association—Insured Bond Certificates
MSC	Mortgage Securities Corp.
Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PSF-GTD	Permanent School Fund Guaranteed
REMIC	Real Estate Mortgage Investment Conduit
TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

Currency type abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
PLN	Polish Zloty
SEK	Swedish Krona

Restricted securities

Securities	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets	03/31/08 Market value	03/31/08 Market value as a percentage of net assets
G-Force CDO, Ltd., Series 06-1A, Class A3, 5.600%, due 09/27/46	08/03/06	$4,928,638	0.17%	$4,347,656	0.16%
Structured Asset Securities Corp., Series 05-S7, Class M5, 3.249%, due 12/25/35	12/07/05	2,500,000	0.09	116,000	0.00 (1)

		$7,428,638	0.26%	$4,463,656	0.16%

(1)	Amount represents less than 0.005%.

Forward foreign currency contracts

UBS Global Securities Relationship Fund had the following open forward foreign currency contracts as of March 31, 2008:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Australian Dollar	12,565,000	USD	10,793,461	04/03/08	$(688,311)
Australian Dollar	12,565,000	USD	11,258,843	10/03/08	75,044
Canadian Dollar	28,335,000	USD	29,006,998	04/03/08	1,402,594
Canadian Dollar	28,335,000	USD	27,652,778	10/03/08	146,538
Euro	295,360,000	USD	427,049,620	04/03/08	(39,234,228)
Euro	194,180,000	USD	303,083,717	10/03/08	(559,648)
Great Britain Pound	86,435,000	USD	176,577,677	04/03/08	5,046,555
Great Britain Pound	58,715,000	USD	116,349,292	10/03/08	1,559,314
Japanese Yen	2,487,773,831	EUR	15,815,000	04/03/08	7,880
Japanese Yen	12,560,500,000	USD	117,771,136	04/03/08	(8,245,195)
Japanese Yen	29,030,926,169	USD	292,330,441	04/03/08	1,070,474
Polish Zloty	23,780,000	USD	9,447,380	04/03/08	(1,238,886)
Singapore Dollar	52,135,000	USD	37,757,097	04/03/08	(121,161)
Swedish Krona	1,153,240,000	USD	191,529,048	04/03/08	(2,548,976)
Swiss Franc	27,065,000	USD	27,444,753	04/03/08	191,615
Swiss Franc	188,565,000	USD	185,093,700	04/03/08	(4,782,076)
Swiss Franc	20,785,000	USD	20,943,986	10/03/08	37,120
Taiwan Dollar	524,200,000	USD	17,340,390	05/20/08	(104,003)
Unites States Dollar	11,553,518	AUD	12,565,000	04/03/08	(71,746)
Unites States Dollar	27,752,204	CAD	28,335,000	04/03/08	(147,800)
Unites States Dollar	186,603,782	CHF	215,630,000	04/03/08	30,525,132
Unites States Dollar	123,940,343	CHF	123,615,000	10/03/08	399,433
Unites States Dollar	432,494,303	EUR	279,545,000	04/03/08	8,822,457
Unites States Dollar	18,366,896	EUR	11,725,000	10/03/08	(32,266)
Unites States Dollar	36,461,251	GBP	18,630,000	04/03/08	510,170
Unites States Dollar	136,411,071	GBP	67,805,000	04/03/08	(1,851,370)
Unites States Dollar	391,395,201	JPY	44,079,200,000	04/03/08	50,840,304
Unites States Dollar	267,227,647	JPY	26,371,200,000	10/03/08	(359,674)
Unites States Dollar	10,379,452	PLN	23,780,000	04/03/08	306,813
Unites States Dollar	181,173,218	SEK	1,153,240,000	04/03/08	12,904,806
Unites States Dollar	156,214,051	SEK	941,060,000	10/03/08	434,041
Unites States Dollar	36,259,628	SGD	52,135,000	04/03/08	1,618,630
Unites States Dollar	37,960,757	SGD	52,135,000	10/03/08	128,435
Unites States Dollar	76,738,678	TWD	2,397,700,000	05/20/08	3,052,282

Net unrealized appreciation on forward foreign currency contracts					$59,094,297

Currency type abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	United States Dollar

Futures contracts

UBS Global Securities Relationship Fund had the following open futures contracts as of March 31, 2008:

	Expiration dates	Cost/proceeds	Value	Unrealized appreciation/ (depreciation)
US treasury futures sell contracts:
2 Year US Treasury Notes, 386 contracts (USD)	June 2008	$82,864,749	$82,857,312	$7,437
5 Year US Treasury Notes, 1,083 contracts (USD)	June 2008	121,869,633	123,715,828	(1,846,195)

Index futures buy contracts:
Amsterdam Exchanges Index, 320 contracts (EUR)	April 2008	43,734,363	44,655,518	921,155
FSTE 100 Index, 622 contracts (GBP)	June 2008	70,237,780	70,476,356	238,576
S&P 500 Index, 450 contracts (USD)	June 2008	144,429,591	148,950,000	4,520,409

Index futures sell contracts:
DAX Index, 113 contracts (EUR)	June 2008	30,027,283	29,412,654	614,629
Nikkei 225 Index, 223 contracts (JPY)	June 2008	28,122,831	28,216,119	(93,288)
S&P Toronto Stock Exchange 60 Index, 180 contracts (CAD)	June 2008	27,601,309	27,559,842	41,467
SPI 200 Index, 231 contracts (AUD)	June 2008	27,117,325	28,569,034	(1,451,709)

Net unrealized appreciation on futures contracts				$2,952,481

The segregated aggregate market value of investments and cash collateral delivered to cover margin requirements for the open futures positions at March 31, 2008 was $26,068,915.

Currency type abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
USD	United States Dollar

Industry diversification (unaudited)(1)

As a percentage of net assets as of March 31, 2008

Equities
US equities
Aerospace & defense	0.43%
Air freight & logistics	0.65
Airlines	0.24
Auto components	1.14
Automobiles	0.15
Beverages	0.30
Biotechnology	1.04
Building products	0.58
Capital markets	1.78
Chemicals	0.31
Commercial banks	2.00
Communications equipment	0.41
Computers & peripherals	0.69
Consumer finance	0.43
Diversified consumer services	0.03
Diversified financial services	1.00
Diversified telecommunication services	0.39
Electric utilities	1.59
Energy equipment & services	1.87
Food & staples retailing	0.44
Food products	0.05
Health care equipment & supplies	1.23
Health care providers & services	1.16
Hotels, restaurants & leisure	1.47
Household durables	0.42
Household products	0.08
Industrial conglomerates	1.43
Insurance	1.65
Internet & catalog retail	0.13
Internet software & services	0.30
IT services	0.59
Life sciences tools & services	0.25
Machinery	1.51
Media	2.30
Metals & mining	0.07
Multi-utilities	0.59
Oil, gas & consumable fuels	2.08
Pharmaceuticals	3.50
Real estate management & development	0.03
Road & rail	1.36
Semiconductors & semiconductor equipment	2.52
Software	1.88
Specialty retail	0.28
Textiles, apparel & luxury goods	0.21
Thrifts & mortgage finance	0.28
Wireless telecommunication services	0.53

Total US equities	41.37

International equities
Aerospace & defense	0.13
Air freight & logistics	0.13
Airlines	0.18
Automobiles	0.89
Beverages	0.14
Capital markets	0.52
Chemicals	0.30
Commercial banks	3.02
Commercial services & supplies	0.13
Communications equipment	0.38
Construction & engineering	0.07
Construction materials	0.27
Diversified telecommunication services	0.84
Electric utilities	0.40
Electronic equipment & instruments	0.11
Energy equipment & services	0.08
Food & staples retailing	0.53
Food products	1.07
Gas utilities	0.27
Health care equipment & supplies	0.37
Hotels, restaurants & leisure	0.11
Household products	0.18
Industrial conglomerates	0.34
Insurance	1.27
Machinery	0.62
Marine	0.17
Media	0.41
Metals & mining	0.46
Multi-utilities	0.34
Office electronics	0.30
Oil, gas & consumable fuels	1.32
Pharmaceuticals	1.20
Real estate management & development	0.32
Road & rail	0.20
Semiconductors & semiconductor equipment	0.35
Software	0.27
Specialty retail	0.43
Tobacco	0.29
Trading companies & distributors	0.46
Wireless telecommunication services	0.93

Total international equities	19.80

Total equities	61.17

Bonds
US bonds
US corporate bonds

Chemicals	0.01
Commercial banks	0.02
Consumer finance	0.27
Diversified financial services	0.11
Diversified telecommunication services	0.01
Electric utilities	0.01

Insurance	0.01
IT services	0.01
Media	0.01
Multi-utilities	0.01
Road & rail	0.04

Total US corporate bonds	0.51
Asset-backed securities	0.39
Collateralized debt obligations	0.18
Commercial mortgage-backed securities	1.85
Mortgage & agency debt securities	3.77
Municipal bonds	0.35
US government obligations	2.90

Total US bonds	9.95

International bonds
International corporate bonds
Commercial banks	0.84
Diversified financial services	0.04
Diversified telecommunication services	0.01
Electric utilities	0.04

Thrifts & mortgage finance	0.01
Wireless telecommunication services	0.04
Total international corporate bonds	0.98
Foreign government bonds	3.65
Sovereign/supranational bonds	0.37

Total international bonds	5.00

Total bonds	14.95

Investment companies
iShares Russell 2000 Value Index Fund	0.34
UBS Corporate Bond Relationship Fund	3.49
UBS Emerging Markets Equity Relationship Fund	0.99
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund	0.15
UBS High Yield Relationship Fund	4.97
UBS Small-Cap Equity Relationship Fund	2.54
UBS U.S. Securitized Mortgage Relationship Fund	5.97

Total investment companies	18.45

Short-term investments	1.61
Investment of cash collateral from securities loaned	3.48

Total investments	99.66
Cash and other assets, less liabilities	0.34

Net assets	100.00%

(1)

Figures represent the industry breakdown of direct investments of the UBS Global Securities Relationship Fund. Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

UBS Emerging Markets Equity Completion Relationship Fund—Portfolio of investments

March 31, 2008 (unaudited)

	Shares	Value
International equities — 99.22%
Brazil — 14.85%
Banco Itau Holding Financeira SA, Preference shares	142,800	$3,254,444
Cia Vale do Rio Doce ADR	255,100	8,836,664
Petroleo Brasileiro SA, Preference shares	219,900	9,262,443

		21,353,551

China — 11.34%
China Communications Construction Co., Ltd., H Shares	589,300	1,300,448
China Mengniu Dairy Co., Ltd.	374,000	1,099,376
China Merchants Bank Co., Ltd., H Shares	1,009,500	3,490,610
China Mobile Ltd.	259,500	3,881,896
China Petroleum & Chemical Corp., H Shares	4,290,000	3,694,254
China Telecom Corp., Ltd., H Shares	1,414,000	887,276
Guangzhou R&F Properties Co., Ltd., H Shares	727,600	1,952,106

		16,305,966

Egypt — 0.78%
Orascom Telecom Holding SAE GDR	16,200	1,118,754

Hungary — 0.76%
OTP Bank Nyrt.	26,443	1,086,547

India — 11.32%
Bajaj Holdings and Investment Ltd.(2),(3)	22,089	1,163,788
Bharti Airtel Ltd.*	108,667	2,247,685
ICICI Bank Ltd. ADR	56,500	2,157,735
Infosys Technology Ltd., ADR	59,500	2,128,315
Jaiprakash Associates Ltd.	178,116	1,008,517
Reliance Capital Ltd.	35,428	1,092,069
Reliance Industries Ltd. GDR*(1)	31,293	3,508,953
Sun Pharmaceutical Industries Ltd.*	39,455	1,215,260
United Spirits Ltd.	46,471	1,752,994

		16,275,316

Indonesia — 7.02%
Bank Danamon Indonesia Tbk PT	1,781,000	1,344,087
Bank Rakyat Indonesia PT	6,024,500	4,150,845
Bumi Resources Tbk PT	3,377,500	2,298,732
Indosat Tbk PT	2,966,000	2,291,004

		10,084,668

Israel — 2.28%
Teva Pharmaceutical Industries Ltd. ADR	71,100	3,284,109

Malaysia — 3.32%
Bumiputra-Commerce Holdings Bhd	608,700	1,902,051
Genting Bhd	752,700	1,547,565
Telekom Malaysia Bhd	396,700	1,318,979

		4,768,595

Mexico — 1.75%
Fomento Economico Mexicano SAB de CV	384,000	1,601,992
Grupo Financiero Banorte SAB de CV	211,500	919,112

		2,521,104

Philippines — 1.36%
Globe Telecom, Inc.	33,165	1,202,881
Philippine National Bank*	1,095,650	752,449

		1,955,330

Russia — 12.42%
Gazprom OAO ADR	137,400	6,970,660
Mobile Telesystems OJSC ADR	40,300	3,056,755
Novolipetsk Steel OJSC GDR	82,800	3,433,450
Pharmstandard GDR* (1)	78,250	1,824,872
Sberbank	819,871	2,566,196

		17,851,933

South Africa — 4.56%
Anglo Platinum Ltd.	11,767	1,727,419
Aspen Pharmacare Holdings Ltd.*	265,374	1,044,996
MTN Group Ltd.	167,071	2,535,303
Naspers Ltd., Class N	71,463	1,242,941

		6,550,659

South Korea — 13.19%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	27,482	1,050,688
Hanjin Heavy Industries & Construction Co., Ltd.	12,219	773,706
Hyundai Department Store Co., Ltd.	19,224	1,858,486
Hyundai Heavy Industries	2,453	920,324
Kookmin Bank	16,547	929,436
LG Electronics, Inc.	34,489	4,432,433
POSCO	4,578	2,191,417
Samsung Engineering Co., Ltd.	39,937	3,713,848

Shinhan Financial Group Co., Ltd.	40,983	2,165,491
STX Pan Ocean Co., Ltd.	447,000	927,506

		18,963,335

Taiwan — 11.07%
Advanced Semiconductor Engineering, Inc.	715,581	698,843
AU Optronics Corp.	1,072,955	1,847,811
Cathay Financial Holding Co., Ltd.	336,000	865,050
Chinatrust Financial Holding Co.*	1,018,000	989,951
Delta Electronics, Inc.	273,482	810,692
HON HAI Precision Industry Co., Ltd.	398,200	2,286,673
MediaTek, Inc.	86,000	1,122,685
Taiwan Semiconductor Manufacturing Co., Ltd.	1,276,911	2,658,645
Uni-President Enterprises Corp.	2,444,020	3,632,886
Yuanta Financial Holdings Co., Ltd.*	1,047,000	992,996

		15,906,232

Thailand — 1.95%
Bank of Ayudhya PCL*	1,493,500	1,099,499
Kasikornbank PCL	326,900	959,726
Thai Oil PCL	335,900	746,800

		2,806,025

Turkey — 1.25%
Turkiye Garanti Bankasi AS	399,851	1,798,026

Total international equities (cost $132,898,564)		142,630,150

Short-term investment — 0.25%
Investment company — 0.25%
UBS U.S. Cash Management Prime Relationship Fund, 3.05% (4),(5) (cost $361,184)	361,184	361,184

Total investments — 99.47%		142,991,334
(cost $133,259,748)
Cash and other assets, less liabilities — 0.53%		763,248

Net assets — 100.00%		$143,754,582

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $133,259,748 and net unrealized appreciation consisted of:

Gross unrealized appreciation		$16,469,994
Gross unrealized depreciation		(6,738,408)

Net unrealized appreciation		$9,731,586

*	Non-income producing security.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the value of these securities amounted to $5,333,825 or 3.71% of net assets.

(2)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2008, the value of this security amounted to $1,163,788 or 0.08% of net assets.
(3)	Security is illiquid. These Securities amounted to $1,163,788 or 0.08% of net assets.
(4)	Investment in affiliated mutual fund.
(5)	The rate shown reflects the yield at March 31, 2008.
ADR	American depositary receipt
GDR	Global depositary receipt
OJSC	Open Joint Stock Company

Preference shares — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2008

International equities
Aerospace & defense	0.52%
Automobiles	0.81
Beverages	2.33
Commercial banks	20.57
Construction & engineering	4.19
Diversified financial services	1.45
Diversified telecommunication services	3.13
Electronic equipment & instruments	3.44
Food products	3.29
Hotels, restaurants & leisure	1.08
Household durables	3.08
IT services	1.48
Insurance	0.60
Machinery	1.91
Marine	0.65
Media	0.86
Metals & mining	10.74
Multiline retail	1.29
Oil, gas & consumable fuels	18.42
Pharmaceuticals	5.13
Real estate management & development	1.36
Semiconductors & semiconductor equipment	3.12
Wireless telecommunication services	9.77

Total international equities	99.22
Short-term investment	0.25

Total investments	99.47
Cash and other assets, less liabilities	0.53

Net assets	100.00%

UBS Emerging Markets Equity Relationship Fund — Portfolio of investments

March 31, 2008 (unaudited)

	Shares	Value
International equities — 79.80%
Brazil — 14.14%
Banco Itau Holding Financeira SA, Preference shares	263,600	$6,007,502
Cia Energetica de Minas Gerais, Preference shares	153,222	2,751,482
Cia Vale do Rio Doce, Class A, Preference shares	441,885	12,745,085
Petroleo Brasileiro SA, Preference shares	302,648	12,747,885
Unibanco—Uniao de Bancos Brasileiros SA GDR	30,300	3,534,192
Usinas Siderurgicas de Minas Gerais SA, Preference shares	39,472	2,209,685

		39,995,831

China — 10.33%
China Communications Construction Co., Ltd., H Shares	965,000	2,129,530
China COSCO Holdings Co., Ltd., H Shares	476,036	1,152,765
China Mengniu Dairy Co., Ltd.	718,000	2,110,568
China Merchants Bank Co., Ltd., H Shares	982,500	3,397,250
China Merchants Holdings International Co., Ltd.	322,000	1,542,014
China Mobile Ltd.	412,000	6,163,165
China Petroleum & Chemical Corp., H Shares	2,022,130	1,741,320
China Shenhua Energy Co., Ltd., H Shares	267,500	1,084,894
China Unicom Ltd.	666,000	1,412,145
CNOOC Ltd.	2,680,000	3,940,754
Dongfeng Motor Group Co., Ltd., H Shares	3,247,500	1,458,407
Guangzhou R&F Properties Co., Ltd., H Shares	711,600	1,909,179
Ping An Insurance Group Co. of China Ltd., H Shares	168,000	1,188,638

		29,230,629

Egypt — 0.64%
Orascom Telecom Holding SAE GDR	26,403	1,823,362

Hungary — 2.02%
OTP Bank Nyrt.	139,086	5,715,064

India — 5.93%
Bajaj Holdings and Investment Ltd.(1),(2)	27,094	1,427,482
Bharti Airtel Ltd.*	114,917	2,376,961
HDFC Bank Ltd. ADR	16,300	1,601,312
Hindustan Unilever Ltd.	2,855	16,406
ICICI Bank Ltd. ADR	63,627	2,429,915
Infosys Technology Ltd., ADR	71,200	2,546,824
Jaiprakash Associates Ltd.	206,674	1,170,216
Larsen & Toubro Ltd.	9,902	752,605
Steel Authority Of India Ltd.	298,498	1,386,771
Sun Pharmaceutical Industries Ltd.*	44,490	1,370,344
United Spirits Ltd.	45,007	1,697,769

		16,776,605

Indonesia — 3.27%
Astra International Tbk PT	588,576	1,561,216
Bank Rakyat Indonesia PT	4,461,000	3,073,603
Bumi Resources Tbk PT	2,680,500	1,824,353
Indosat Tbk PT	1,370,500	1,058,605
Telekomunikasi Indonesia Tbk PT	1,632,400	1,723,736

		9,241,513

Israel — 0.91%
Teva Pharmaceutical Industries Ltd. ADR	55,920	2,582,945

Kazakhstan — 0.72%
Eurasian Natural Resources Corp.*	104,287	2,038,466

Malaysia — 2.13%
Bumiputra-Commerce Holdings Bhd	713,700	2,230,152
Genting Bhd	788,800	1,621,787
Telekom Malaysia Bhd	658,100	2,188,102

		6,040,041

Mexico — 2.83%
America Movil SAB de CV, Class L	1,970,000	6,273,125
Grupo Financiero Banorte SAB de CV	398,900	1,733,492

		8,006,617

Philippines — 0.42%
Philippine National Bank*	1,744,200	1,197,848

Poland — 0.91%
Powszechna Kasa Oszczednosci Bank Polski SA	126,379	2,564,360

Russia — 10.60%
Gazprom OAO ADR	260,838	13,245,794
MMC Norilsk Nickel ADR	76,790	2,130,923
Mobile Telesystems OJSC ADR	72,800	5,521,880

Novolipetsk Steel OJSC GDR(3)		108,601	4,468,241
Pharmstandard GDR*(3)		28,100	659,040
Sberbank		834,157	2,610,912
TMK OAO GDR(3)		42,355	1,359,968

			29,996,758

South Africa — 3.68%
Anglo Platinum Ltd.		19,096	2,803,331
Aspen Pharmacare Holdings Ltd.*		131,924	519,494
JD Group Ltd.		63,804	287,320
MTN Group Ltd.		138,949	2,108,551
Naspers Ltd., Class N		80,555	1,401,076
Sasol Ltd.		48,900	2,355,887
Standard Bank Group Ltd.		84,904	921,793

			10,397,452

South Korea — 9.66%
Hanjin Heavy Industries & Construction Co., Ltd.		13,045	826,008
Hyundai Department Store Co., Ltd.		24,419	2,360,714
Hyundai Heavy Industries		6,419	2,408,300
Kookmin Bank		36,080	2,026,594
KT& G Corp.		27,718	2,172,809
LG Electronics, Inc.		45,261	5,816,822
LG Household & Health Care Ltd.		4,033	694,682
POSCO		8,325	3,985,047
Samsung Electronics Co., Ltd.		1,630	1,035,745
Samsung Engineering Co., Ltd.		22,709	2,111,771
Sejong Securities Co., Ltd.*(1),(2)		726,000,000	0
Shinhan Financial Group Co., Ltd.		73,574	3,887,559

			27,326,051

Taiwan — 9.16%
Advanced Semiconductor Engineering, Inc.		1,256,384	1,226,995
Asia Cement Corp.		315,000	562,010
Asia Cement Corp. GDR(3)		68,934	1,232,119
Asustek Computer, Inc.		447,359	1,313,656
AU Optronics Corp. ADR		60,561	1,041,044
Cathay Financial Holding Co., Ltd.		493,000	1,269,256
Chinatrust Financial Holding Co.*		2,554,000	2,483,629
Foxconn Technology Co., Ltd.		231,630	1,388,362
HON HAI Precision Industry Co., Ltd.		668,884	3,841,083
MediaTek, Inc.		117,070	1,528,287
Taiwan Semiconductor Manufacturing Co., Ltd.		1,984,273	4,131,437
Yuanta Financial Holdings Co., Ltd.*		1,762,000	1,671,116
Uni-President Enterprises Corp.		2,845,620	4,229,840

			25,918,834

Thailand — 1.15%
Bank of Ayudhya PCL NVDR*		1,809,900	1,332,430
Kasikornbank PCL		164,000	481,477
Kasikornbank PCL NVDR		187,200	537,685
PTT Exploration & Production PCL		185,300	888,687

			3,240,279

Turkey — 1.30%
Turkiye Garanti Bankasi AS		539,970	2,428,104
Turkiye Is Bankasi, Class C		337,792	1,250,613

			3,678,717

Total international equities
(cost $201,320,687)			225,771,372

	Face amount
International bond — 0.00%
International corporate bond — 0.00%
Brazil — 0.00%
Cia Vale do Rio Doce, Mining Activities Revenue Linked Notes, 0.00%, due 09/29/49(1),(2),(4),(5) (cost $0)	BRL	23,646	0

	Number of warrants
Warrants — 1.66%
India — 1.66%
Bharat Heavy Electricals Ltd., strike @USD 0.00001, expires 10/24/12*(2),(3)		15,541	798,491
Reliance Industries Ltd., strike @USD 0.00001, expires 10/24/12*(2),(3)		69,166	3,906,189

Total warrants
(cost $2,622,346)			4,704,680

	Shares
Short-term investment — 0.17%
Other — 0.17%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 3.06%(6),(7)
(cost $475,725)		475,725	475,725

Total investments — 81.63% (cost $204,418,758)	230,951,777
Cash and other assets, less liabilities — 18.37%	51,961,975

Net assets — 100.00%	$282,913,752

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $204,418,758; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$40,215,633
Gross unrealized depreciation	(13,682,614)

Net unrealized appreciation	$26,533,019

*	Non-income producing security.

(1)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2008, the value of these securities amounted to $1,427,482 or 0.50% of net assets.
(2)	Security is illiquid. At March 31, 2008, the value of these securities amounted to $6,132,162 or 2.17% of net assets.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and maybe resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the value of these securities amounted to $12,424,048 or 4.39% of net assets.

(4)	Floating rate security — The interest rate shown is the current rate as of March 31, 2008.
(5)	Perpetual bond security. The maturity date reflects the next call date.
(6)	Investment in affiliated mutual fund.
(7)	The rate shown reflects the yield at March 31, 2008.
ADR	American depositary receipt
GDR	Global depositary receipt
NVDR	Non-voting depositary receipt
OJSC	Open Joint Stock Company

Preference shares — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Currency	type abbreviation:
BRL	Brazilian Real

Restricted securities

Securities	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets	03/31/08 Market value	03/31/08 Market value as a percentage of net assets
Bharat Heavy Electricals Ltd., strike @ USD 0.00001, expires 10/24/12	05/31/07	$0	0.00%	$798,491	0.28%
Reliance Industries Ltd., strike @USD 0.00001, expires 10/24/012	06/16/06	791,776	0.28	2,177,190	0.77
Reliance Industries Ltd., strike @USD 0.00001, expires 10/24/012	09/25/07	1,830,571	0.65	1,728,999	0.61

		$2,622,347	0.93%	$4,704,680	1.66%

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2008

International equities
Automobiles	1.57%
Beverages	0.60
Commercial banks	18.18
Computers & peripherals	0.95
Construction & engineering	1.91
Construction materials	0.63
Diversified financial services	0.59
Diversified telecommunication services	1.76
Electric utilities	0.97
Electronic equipment & instruments	1.73
Energy equipment & services	0.48
Food products	2.24
Hotels, restaurants & leisure	0.57
Household durables	2.06
Household products	0.01
Insurance	0.87
IT services	0.90
Machinery	1.14
Marine	0.41
Media	0.50
Metals & mining	11.23
Multiline retail	0.83
Oil, gas & consumable fuels	13.64
Personal products	0.25
Pharmaceuticals	1.81
Real estate management & development	0.67
Semiconductors & semiconductor equipment	2.80
Specialty retail	0.10
Tobacco	0.77
Transportation infrastructure	0.55
Wireless telecommunication services	9.08

Total international equities	79.80
International bond
International corporate bond	0.00
Warrants	1.66
Short-term investment	0.17

Total investments	81.63
Cash and other assets, less liabilities	18.37

Net assets	100.00%

UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund—Portfolio of investments

March 31, 2008 (unaudited)

	Shares	Value
International equities — 97.02%
Australia — 3.00%
Alesco Corp. Ltd.	19,870	$178,595
Boral Ltd.	25,987	149,046
Harvey Norman Holdings Ltd.	87,592	314,044
Iress Market Technology Ltd.	37,548	237,415
Western Areas NL*	47,274	255,926

		1,135,026

Austria — 2.77%
Andritz AG	9,047	498,494
Mayr Melnhof Karton AG	2,174	219,747
Wiener Staedtische Versicherung AG	4,286	328,441

		1,046,682

Belgium — 1.12%
Barco NV	2,985	214,066
Euronav NV	5,516	209,876

		423,942

Canada — 2.45%
CGI Group, Inc., Class A*	34,200	363,174
Jean Coutu Group, Inc., Class A	16,800	169,399
Yellow Pages Income Fund	38,600	394,480

		927,053

Denmark — 4.20%
Bang & Olufsen A/S	1,150	71,905
Coloplast A/S, Class B	5,000	457,011
Genmab A/S*	5,875	298,852
Sydbank A/S	7,400	269,456
Topdanmark A/S*	1,775	298,206
William Demant Holding A/S*	2,400	192,065

		1,587,495

Finland — 4.54%
Konecranes Oyj	16,702	644,077
Nokian Renkaat Oyj	4,778	203,892
Sanoma-WSOY Oyj	13,125	364,089
Tietoenator Oyj	10,713	264,611
Wartsila Oyj, Class B	3,577	241,365

		1,718,034

France — 2.30%
PagesJaunes Groupe	11,593	206,419
Rhodia SA*	8,920	208,214
SCOR SE	5,574	133,235
Zodiac SA	6,540	321,280

		869,148

Germany — 7.96%
Arcandor AG*	2,870	57,375
GEA Group AG*	13,998	470,437
Gerresheimer AG*	6,312	317,558
Pfleiderer AG	15,061	380,342
ProSiebenSat.1 Media AG, Preference shares	6,097	131,793
Rheinmetall AG	4,289	302,356
Solarworld AG	11,718	558,881
Suedzucker AG	13,648	302,608
Wincor Nixdorf AG	6,096	487,824

		3,009,174

Greece — 0.92%
Hellenic Exchanges SA Holding Clearing Settlement and Registry	7,527	179,442
Motor Oil Hellas Corinth Refineries SA	8,002	169,328

		348,770

Hong Kong — 2.77%
ASM Pacific Technology	10,500	76,229
Cheung Kong Infrastructure Holdings Ltd.	122,000	491,423
Kowloon Development Co., Ltd.	94,000	183,112
Lee & Man Paper Manufacturing Ltd.	98,000	156,764
Texwinca Holdings Ltd.	196,000	140,883

		1,048,411

Ireland — 1.40%
IAWS Group PLC	12,575	293,876
Independent News & Media PLC	72,122	236,816

		530,692

Italy — 2.60%
Autogrill SpA	28,378	424,616
Italcementi SpA	8,442	170,809
Lottomatica SpA	6,867	214,082
Mediolanum SpA	28,179	173,071

		982,578

Japan — 19.39%

Access Co., Ltd.*	23	83,027
Aoyama Trading Co., Ltd.	9,300	202,512
Arrk Corp.	37,900	120,843
Asatsu-DK, Inc.	5,500	196,220
Asics Corp.	29,000	337,907
Canon Marketing Japan, Inc.	8,900	168,416
Circle K Sunkus Co., Ltd.	13,500	230,838
COMSYS Holdings Corp.	21,000	183,892
Creed Corp.	194	240,529
EDION Corp.	8,200	76,166
FamilyMart Co., Ltd.	4,300	155,165
Fields Corp.	195	269,764
Glory Ltd.	11,300	244,237
Gunze Ltd.	26,000	109,718
Hikari Tsushin, Inc.	1,700	50,794
Hitachi High-Technologies Corp.	7,100	117,913
Hitachi Koki Co., Ltd.	11,000	142,277
Itochu Techno-Solutions Corp.	3,600	109,040
Keiyo Bank Ltd.	31,000	199,012
Matsui Securities Co., Ltd.	19,800	113,657
Matsumotokiyoshi Holdings Co., Ltd.	14,100	306,588
Meitec Corp.	9,400	285,224
Nabtesco Corp.	15,000	206,089
Nachi-Fujikoshi Corp.	69,000	265,980
NET One Systems Co., Ltd.	111	131,974
Nichirei Corp.	37,000	179,507
Nihon Parkerizing Co., Ltd.	17,000	228,321
Nippon Kayaku Co., Ltd.	22,000	134,903
Nippon Shokubai Co., Ltd.	17,000	113,076
Nitori Co., Ltd.	5,100	290,612
Nitta Corp.	23,500	425,068
NTT Urban Development Corp.	188	273,937
OSAKA Titanium Technologies Co., Ltd.	1,100	68,356
QP Corp.	14,500	149,899
Round One Corp.	49	51,231
Sapporo Holdings, Ltd.	27,000	223,110
SBI E*Trade Securities Co., Ltd.	180	157,211
Sumitomo Bakelite Co., Ltd.	13,000	65,950
Sumitomo Osaka Cement Co., Ltd.	60,000	141,365
Toho Titanium Co., Ltd.	2,400	61,949
Yusen Air & Sea Service Co., Ltd.	16,100	219,735

		7,332,012

Luxembourg — 0.81%
Acergy SA	14,300	305,807

Netherlands — 4.21%
Fugro NV, CVA	7,648	593,837
James Hardie Industries NV	40,354	231,341
Randstad Holding NV	6,895	324,147
Wereldhave NV	3,591	442,953

		1,592,278

New Zealand — 2.24%
Auckland International Airport Ltd.	325,312	584,100
Sky City Entertainment Group Ltd.	90,280	261,955

		846,055

Norway — 2.83%
Aker Kvaerner ASA	26,000	594,915
Norske Skogindustrier ASA	25,700	90,073
TGS-NOPEC Geophysical Co. ASA*	15,100	219,929
Tomra Systems ASA	21,800	164,927

		1,069,844

Portugal — 0.77%
Banco BPI SA	54,950	290,562

Singapore — 6.35%
CapitaMall Trust	175,000	443,482
Jardine Cycle & Carriage Ltd.	28,712	410,778
Keppel Land Ltd.	61,000	248,042
Midas Holdings Ltd.	192,000	140,733
Olam International Ltd.	264,000	416,590
SembCorp Marine Ltd.	266,000	744,172

		2,403,797

Spain — 1.03%
Antena 3 de Television SA	8,932	122,667
Mapfre SA	53,262	267,363

		390,030

Sweden — 1.13%
Billerud AB	10,400	118,320
Boliden AB	19,400	206,581
Elekta AB, Class B	6,000	103,490

		428,391

Switzerland — 1.00%
Basilea Pharmaceutica*	1,013	147,930
Speedel Holding AG*	2,557	231,796

		379,726

United Kingdom — 21.23%
Arriva PLC	14,325	194,997
Associated British Foods PLC	15,601	270,882
Balfour Beatty PLC	43,918	410,458
Bovis Homes Group PLC	11,902	143,120
BPP Holdings PLC	20,494	215,544
British Airways PLC*	32,720	151,918
Cattles PLC	45,623	209,571
Close Brothers Group PLC	18,279	223,505
Cookson Group PLC	12,004	158,162
CSR PLC*	8,933	57,784
Daily Mail & General Trust, Class A (Non-voting)	23,501	201,575
DSG International PLC	166,660	209,989
Electrocomponents PLC	91,248	329,078
FirstGroup PLC	14,797	165,542
FKI PLC	138,696	191,967
Galiform PLC*	41,853	65,848
IG Group Holdings PLC	32,921	213,773
Inchcape PLC	30,783	245,553
International Personal Finance PLC	35,254	159,489
Invensys PLC*	19,652	87,795
Investec PLC	15,452	103,781
Kesa Electricals PLC	72,665	296,658
LogicaCMG PLC	129,562	271,874
Meggitt PLC	97,401	532,972
National Express Group PLC	12,886	256,966
Provident Financial PLC	17,627	296,080
Rank Group PLC	55,391	96,999
Renishaw PLC	25,226	341,150
Signet Group PLC	189,940	232,728
Southern Cross Healthcare Ltd.	23,294	173,331
Stagecoach Group PLC	39,281	188,631
Trinity Mirror PLC	18,285	107,035
Tullow Oil PLC	61,962	812,127
Weir Group PLC	27,227	411,161

		8,028,043

Total international equities (cost — $41,075,589)		36,693,550

Short-term investment — 0.27%
Investment company — 0.27%
UBS U.S. Cash Management Prime Relationship Fund, 3.05%(1),(2)
(cost — $102,913)	102,913	102,913

Total investments — 97.29% (cost $41,178,502)		36,796,463
Cash and other assets, less liabilities — 2.71%		1,023,255

Net assets — 100.00%		$37,819,718

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $41,178,502; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$2,703,207
Gross unrealized depreciation	(7,085,246)

Net unrealized depreciation	$(4,382,039)

*	Non-income producing security.
(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at March 31, 2008.
CVA	Dutch certification - depositary certificate

Preference shares — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2008

International equities
Aerospace & defense	2.26%
Air freight & logistics	0.58
Airlines	0.40
Auto components	0.54
Beverages	0.59
Biotechnology	1.79
Building products	1.01
Capital markets	1.58
Chemicals	1.98
Commercial banks	2.01
Commercial services & supplies	2.37
Computers & peripherals	2.25
Construction & engineering	1.94
Construction materials	1.83
Consumer finance	1.76
Containers & packaging	0.58
Distributors	2.89
Diversified consumer services	0.57
Diversified financial services	1.04
Electric utilities	1.30
Electrical equipment	1.48
Electronic equipment & instruments	2.34
Energy equipment & services	4.53
Food & staples retailing	3.38
Food products	3.17
Health care equipment & supplies	1.99
Health care providers & services	0.46
Hotels, restaurants & leisure	2.77
Household durables	0.95
IT services	2.68
Industrial conglomerates	1.22
Insurance	3.17
Internet software & services	0.22
Life sciences tools & services	0.84
Machinery	11.71
Media	5.19
Metals & mining	1.57
Multiline retail	0.98
Oil, gas & consumable fuels	3.15
Paper & forest products	0.97
Real estate investment trusts (REITs)	2.34
Real estate management & development	2.50
Road & rail	2.13
Semiconductors & semiconductor equipment	0.35
Specialty retail	3.77
Textiles, apparel & luxury goods	1.56
Trading companies & distributors	0.78
Transportation infrastructure	1.55

Total international equities	97.02
Short-term investment	0.27

Total investments	97.29
Cash and other assets, less liabilities	2.71

Net assets	100.00%

UBS International Equity Relationship Fund — Portfolio of investments

March 31, 2008 (unaudited)

	Shares	Value
International equities — 94.61%
Australia — 2.45%
National Australia Bank Ltd.	19,317	$534,911
Qantas Airways Ltd.	173,316	624,248
QBE Insurance Group Ltd.	27,211	553,867

		1,713,026

Austria — 0.68%
Telekom Austria AG	22,946	474,848

Canada — 4.04%
Canadian National Railway Co.	14,200	688,523
Manulife Financial Corp.	14,800	566,508
Toronto-Dominion Bank Ltd.	14,500	891,514
TransCanada Corp.	17,700	681,996

		2,828,541

Finland — 0.93%
Nokia Oyj	20,426	649,824

France — 8.83%
AXA SA	20,604	745,658
France Telecom SA	49,134	1,652,006
Suez SA	17,431	1,145,222
Technip SA	3,459	267,695
Total SA	31,843	2,367,814

		6,178,395

Germany — 11.18%
Allianz SE	5,081	1,007,467
Daimler AG	15,565	1,329,695
Deutsche Postbank AG	4,083	390,125
E.ON AG	4,907	907,986
Henkel KGaA, Preference shares	14,134	653,138
MAN AG	4,571	606,595
Metro AG	10,918	881,494
SAP AG	18,304	909,399
Siemens AG	10,482	1,137,540

		7,823,439

Greece — 1.24%
Alpha Bank AE	17,643	587,432
National Bank of Greece SA	5,314	282,133

		869,565

Hong Kong — 2.00%
Esprit Holdings Ltd.	49,600	594,400
Sun Hung Kai Properties Ltd.	51,000	803,236

		1,397,636

Ireland — 3.03%
Bank of Ireland	63,356	943,225
CRH PLC	23,819	905,413
Irish Life & Permanent PLC	14,099	275,898

		2,124,536

Italy — 2.17%
Intesa Sanpaolo SpA	123,002	869,221
Unicredit SpA	97,535	652,018

		1,521,239

Japan — 17.77%
Asahi Breweries Ltd.	22,700	469,629
Bank of Yokohama Ltd.	71,000	490,702
Canon, Inc.	22,000	1,019,489
Fast Retailing Co., Ltd.	2,600	232,820
Honda Motor Co., Ltd.	23,000	659,192
HOYA Corp.	16,600	393,477
Japan Tobacco, Inc.	199	997,771
KDDI Corp.	48	296,681
Komatsu Ltd.	30,400	862,122
Mitsubishi Corp.	29,700	915,220
Mitsui Fudosan Co., Ltd.	13,000	264,549
Mitsui OSK Lines Ltd.	47,000	579,893
Mitsui Sumitomo Insurance Group Holdings, Inc.*(1)	14,100	474,809
Nitto Denko Corp.	11,100	476,200
Nomura Holdings, Inc.	34,400	517,510
NTT DoCoMo, Inc.	453	687,885
Shin-Etsu Chemical Co., Ltd.	8,500	441,090
Sumitomo Mitsui Financial Group, Inc.	92	607,448
Sumitomo Trust & Banking Co., Ltd.	69,000	476,299
Tokyo Gas Co., Ltd.	61,000	247,174
Toyota Motor Corp.	20,100	1,012,978
Yamada Denki Co., Ltd.	3,590	311,014

		12,433,952

Jersey (Channel Islands) — 0.34%
Experian Group Ltd.*	32,416	236,065

Luxembourg — 1.69%
ArcelorMittal	14,412	1,180,125

Netherlands — 2.96%
ASML Holding NV*	38,683	924,129
Reed Elsevier NV*	24,655	470,383
STMicroelectronics NV	22,428	238,596
TNT NV	11,780	437,887

		2,070,995

Singapore — 1.05%
Singapore Telecommunications Ltd.	256,000	733,685

Spain — 2.14%
Banco Santander SA	75,127	1,496,817

Sweden — 0.92%
Sandvik AB	36,900	642,390

Switzerland — 12.44%
Adecco SA	3,749	216,718
Credit Suisse Group	24,597	1,251,716
Givaudan SA	97	95,955
Nestle SA	4,399	2,199,114
Novartis AG	34,158	1,751,591
Roche Holding AG	12,246	2,305,779
Straumann Holding AG	1,254	358,077
Synthes, Inc.	3,781	528,773

		8,707,723

United Kingdom — 18.75%
Associated British Foods PLC	55,002	955,005
Balfour Beatty PLC	24,217	226,332
Barclays PLC	148,529	1,344,748
BP PLC	206,986	2,095,803
British Sky Broadcasting Group PLC	81,999	908,716
Cadbury Schweppes PLC	42,370	465,375
Carnival PLC	9,649	386,666
Cobham PLC	114,386	453,969
Kingfisher PLC	129,738	339,764
Prudential PLC	50,933	672,551
Rio Tinto PLC	3,475	360,799
Scottish & Southern Energy PLC	16,482	459,370
Standard Chartered PLC	20,631	704,863
Tesco PLC	121,163	915,209
Vodafone Group PLC	731,962	2,191,754
Wolseley PLC	61,143	642,237

		13,123,161

Total international equities (cost $67,406,217)		66,205,962

Investment company — 1.01%
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund(2) (cost $772,486)	77,249	704,726

Short-term investment — 2.40%
Other — 2.40%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 3.06%(2),(3) (cost $1,683,387)	1,683,387	1,683,387

Total investments — 98.02% (cost $69,862,090)		68,594,075
Cash and other assets, less liabilities — 1.98%		1,383,580

Net assets — 100.00%		$69,977,655

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $69.862.090; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$3,801,624
Gross unrealized depreciation	(5,069,639)

Net unrealized depreciation	$(1,268,015)

*	Non-income producing security.
(1)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2008, the value of this security amounted to $474,809 or 0.68% of net assets.
(2)	Investment in affiliated mutual fund.
(3)	The rate shown reflects the yield at March 31, 2008.

Preference shares — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Forward foreign currency contracts

UBS International Equity Relationship Fund had the following open forward foreign currency contracts as of March 31, 2008:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Australian Dollar	7,810,000	USD	7,130,842	04/03/08	$(5,858)
Australian Dollar	610,000	USD	546,589	10/03/08	3,643
Canadian Dollar	9,865,000	USD	10,278,986	04/03/08	668,348
Canadian Dollar	550,000	USD	536,758	10/03/08	2,844
Danish Krone	3,420,000	USD	723,427	04/03/08	(600)
Euro	54,665,000	USD	78,938,747	04/03/08	(7,360,706)
Euro	5,770,000	USD	9,006,041	10/03/08	(16,630)
Great Britain Pound	155,000	USD	307,472	04/03/08	(127)
Great Britain Pound	20,455,000	USD	41,929,812	04/03/08	1,336,660
Great Britain Pound	2,650,000	USD	5,251,224	10/03/08	70,377
Hong Kong Dollar	3,845,000	USD	493,481	04/03/08	(584)
Hong Kong Dollar	20,430,000	USD	2,634,071	04/03/08	8,911
Japanese Yen	53,483,598	EUR	340,000	04/03/08	169
Japanese Yen	403,216,402	USD	4,059,194	04/03/08	13,826
Japanese Yen	4,420,200,000	USD	40,053,927	04/03/08	(4,292,825)
Norwegian Krone	3,260,000	USD	641,480	04/03/08	1,358
Norwegian Krone	16,650,000	USD	3,101,252	04/03/08	(168,083)
Swedish Krona	159,550,000	USD	25,427,806	04/03/08	(1,422,762)
Singapore Dollar	13,580,000	USD	9,530,421	04/03/08	(336,017)
Swiss Franc	24,550,000	USD	22,114,487	04/03/08	(2,606,167)
Swiss Franc	610,000	USD	614,666	10/03/08	1,089
Swiss Franc	620,000	USD	626,342	04/03/08	2,032
United States Dollar	2,560,126	AUD	2,955,000	04/03/08	140,123
United States Dollar	4,468,120	AUD	4,855,000	04/03/08	(31,670)
United States Dollar	10,329,780	CAD	9,865,000	04/03/08	(719,142)
United States Dollar	21,869,371	CHF	25,170,000	04/03/08	3,475,594
United States Dollar	611,605	CHF	610,000	10/03/08	1,971
United States Dollar	657,788	DKK	3,420,000	04/03/08	66,238
United States Dollar	716,361	DKK	3,420,000	10/03/08	434
United States Dollar	80,281,229	EUR	54,325,000	04/03/08	5,481,467
United States Dollar	1,620,664	GBP	825,000	04/03/08	16,557
United States Dollar	40,839,330	GBP	19,785,000	04/03/08	(1,575,799)
United States Dollar	3,133,633	HKD	24,275,000	04/03/08	(14,409)
United States Dollar	43,400,557	JPY	4,876,900,000	04/03/08	5,528,152
United States Dollar	3,470,660	JPY	342,500,000	10/03/08	(4,671)
United States Dollar	3,701,798	NOK	19,910,000	04/03/08	207,659
United States Dollar	629,933	NOK	3,260,000	10/03/08	(1,180)
United States Dollar	25,084,487	SEK	159,550,000	04/03/08	1,766,081
United States Dollar	4,156,589	SEK	25,040,000	10/03/08	11,549
United States Dollar	9,444,821	SGD	13,580,000	04/03/08	421,617
United States Dollar	866,468	SGD	1,190,000	10/03/08	2,931

Net unrealized appreciation on forward foreign currency contracts					$672,400

Currency type abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Industry diversification (unaudited)(1)

As a percentage of net assets as of March 31, 2008

International equities
Aerospace & defense	0.65%
Air freight & logistics	0.62
Airlines	0.89
Automobiles	4.29
Beverages	0.67
Capital markets	2.53
Chemicals	1.45
Commercial banks	14.68
Commercial services & supplies	0.65
Communications equipment	0.93
Construction & engineering	0.32
Construction materials	1.29
Diversified telecommunication services	4.09
Electric utilities	1.95
Electronic equipment & instruments	0.56
Energy equipment & services	0.38
Food & staples retailing	2.57
Food products	5.17
Gas utilities	0.35
Health care equipment & supplies	1.27
Hotels, restaurants & leisure	0.55
Household products	0.93
Industrial conglomerates	1.63
Insurance	5.33
Machinery	3.02
Marine	0.83
Media	1.97
Metals & mining	2.20
Multi-utilities	1.64
Office electronics	1.46
Oil, gas & consumable fuels	7.35
Pharmaceuticals	5.80
Real estate management & development	1.53
Real estate investment trusts (REITS)	0.81
Road & rail	0.98
Semiconductors & semiconductor equipment	1.66
Software	1.30
Specialty retail	2.11
Tobacco	1.43
Trading companies & distributors	2.23
Wireless telecommunication services	4.54

Total international equities	94.61
Investment company
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund	1.01
Short-term investment	2.40

Total investments	98.02
Cash and other assets, less liabilities	1.98

Net assets	100.00%

(1)

Figures represent the industry breakdown of direct investments of the UBS International Equity Relationship Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS Small-Cap Equity Relationship Fund—Portfolio of investments

March 31, 2008 (unaudited)

	Shares	Value
Equities — 95.93%
Aerospace & defense — 3.90%
BE Aerospace, Inc.*	103,600	$3,620,820
Hexcel Corp.*(1)	285,400	5,453,994
LMI Aerospace, Inc.*(1)	245,131	4,748,188
Triumph Group, Inc.(1)	67,400	3,837,082

		17,660,084

Air freight & logistics — 2.06%
ABX Holdings, Inc.*(1)	556,900	1,637,286
Dynamex, Inc.*(1)	138,000	3,491,400
Pacer International, Inc.	255,200	4,192,936

		9,321,622

Building products — 0.55%
Insteel Industries, Inc.(1)	215,924	2,511,196

Capital markets — 1.58%
optionsXpress Holdings, Inc.(1)	87,100	1,803,841
PennantPark Investment Corp.	629,300	5,355,343

		7,159,184

Chemicals — 3.01%
Cytec Industries, Inc.	160,700	8,653,695
Spartech Corp.(1)	589,900	4,984,655

		13,638,350

Commercial banks — 3.52%
Colonial BancGroup, Inc.(1)	479,500	4,617,585
Cullen/Frost Bankers, Inc.(1)	97,600	5,176,704
UCBH Holdings, Inc.(1)	179,000	1,389,040
United Bankshares, Inc.(1)	80,100	2,134,665
Virginia Commerce Bancorp*(1)	228,700	2,625,476

		15,943,470

Commercial services & supplies — 3.89%
Angelica Corp.(1)	133,000	2,386,020
InnerWorkings, Inc.*	317,000	4,447,510
Interface, Inc., Class A (1)	405,900	5,702,895
LECG Corp.*	209,600	1,961,856
PeopleSupport, Inc.*(1)	344,500	3,141,840

		17,640,121

Communications equipment — 3.39%
Airvana, Inc.*	259,200	1,355,616
BigBand Networks, Inc.*	93,700	536,901
F5 Networks, Inc.*(1)	139,300	2,531,081
Harris Corp.	96,300	4,673,439
Nice Systems Ltd. ADR*(1)	102,500	2,892,550
OpNext, Inc.*(1)	188,300	1,026,235
Powerwave Technologies, Inc.*(1)	910,400	2,321,520

		15,337,342

Computers & peripherals — 0.83%
Stratasys, Inc.*(1)	211,300	3,761,140

Construction & engineering — 0.78%
Sterling Construction Co., Inc.*(1)	192,968	3,515,877

Consumer finance — 1.84%
Dollar Financial Corp.*(1)	363,400	8,358,200

Diversified consumer services — 3.04%
Coinstar, Inc.*(1)	279,700	7,870,758
Regis Corp.(1)	215,000	5,910,350

		13,781,108

Diversified financial services — 0.58%
Asset Acceptance Capital Corp.(1)	273,500	2,633,805

Diversified telecommunication services — 0.58%
Cbeyond, Inc.*(1)	140,300	2,636,237

Electrical equipment — 2.29%
General Cable Corp.*(1)	99,400	5,871,558
Regal-Beloit Corp.(1)	123,000	4,505,490

		10,377,048

Electronic equipment & instruments — 1.11%
Daktronics, Inc.(1)	280,654	5,026,513

Energy equipment & services — 3.18%
Oil States International, Inc.*	154,100	6,905,221
Tetra Technologies, Inc.*(1)	473,200	7,495,488

		14,400,709

Food & staples retailing — 0.66%
Susser Holdings Corp.*	160,600	3,014,462

Food products — 0.91%
Maui Land & Pineapple Co., Inc.*(1)	50,579	1,612,964
Reddy Ice Holdings, Inc.	192,600	2,509,578

		4,122,542

Gas utilities — 1.63%
Equitable Resources, Inc.(1)	125,200	7,374,280

Health care equipment & supplies — 9.31%
Advanced Medical Optics, Inc.*(1)	281,700	5,718,510
Align Technology, Inc.*(1)	351,900	3,909,609
AngioDynamics, Inc.*(1)	268,600	3,105,016
CONMED Corp.*(1)	172,700	4,428,028
Cooper Cos., Inc.(1)	99,700	3,432,671
Edwards Lifesciences Corp.*	90,700	4,040,685
ICU Medical, Inc.*(1)	180,904	5,204,608
Medical Action Industries, Inc.*	145,100	2,383,993
Mentor Corp.(1)	92,800	2,386,816
Orthofix International NV*(1)	133,500	5,309,295
Palomar Medical Technologies, Inc.*(1)	149,983	2,264,743

		42,183,974

Health care providers & services — 0.77%
PSS World Medical, Inc.*(1)	209,100	3,483,606

Hotels, restaurants & leisure — 0.76%
Vail Resorts, Inc.*(1)	71,400	3,447,906

Household durables — 0.51%
Tempur-Pedic International, Inc.(1)	209,900	2,308,900

Insurance — 2.87%
CastlePoint Holdings Ltd.	445,735	4,337,002
National Financial Partners Corp.(1)	95,400	2,143,638
Tower Group, Inc.(1)	258,600	6,508,962

		12,989,602

Internet & catalog retail — 1.60%
NutriSystem, Inc.*(1)	206,000	3,104,420
PetMed Express, Inc.*(1)	375,800	4,167,622

		7,272,042

Internet software & services — 5.02%
Art Technology Group, Inc.*(1)	1,588,400	6,162,992
Dice Holdings, Inc.*(1)	28,300	252,153
TheStreet.com, Inc.(1)	508,300	4,107,064
Tumbleweed Communications Corp.*(1)	1,081,700	1,319,674
ValueClick, Inc.*(1)	242,200	4,177,950
Websense, Inc.*	357,500	6,703,125

		22,722,958

IT services — 4.03%
CACI International, Inc., Class A*	150,100	6,837,055
NeuStar, Inc., Class A*(1)	281,000	7,440,880
RightNow Technologies, Inc.*(1)	333,400	3,967,460

		18,245,395

Machinery — 3.48%
Chart Industries, Inc.*	249,700	8,449,848
Kaydon Corp.(1)	64,700	2,840,977
Nordson Corp.(1)	83,000	4,469,550

		15,760,375

Media — 1.08%
Cinemark Holdings, Inc.(1)	381,000	4,872,990

Metals & mining — 1.87%
Brush Engineered Materials, Inc.*(1)	140,500	3,606,635
Haynes International, Inc.*(1)	88,400	4,851,392

		8,458,027

Personal products — 1.50%
Prestige Brands Holdings, Inc.*	833,022	6,814,120

Real estate investment trusts (REITs) — 3.52%
American Campus Communities, Inc.(1)	91,200	2,495,232
DiamondRock Hospitality Co.	112,500	1,425,375
Digital Realty Trust, Inc.(1)	69,700	2,474,350
Entertainment Properties Trust(1)	76,400	3,768,812
FelCor Lodging Trust, Inc.(1)	171,400	2,061,942
Nationwide Health Property, Inc.(1)	110,800	3,739,500

		15,965,211

Road & rail — 3.79%
Kansas City Southern*(1)	265,800	10,661,238
Old Dominion Freight Line, Inc.*	204,000	6,493,320

		17,154,558

Semiconductors & semiconductor equipment — 1.43%
ON Semiconductor Corp.*(1)	807,200	4,584,896
SiRF Technology Holdings, Inc.*(1)	374,800	1,907,732

		6,492,628

Software — 4.70%
Factset Research Systems, Inc.(1)	69,100	3,722,417
Nuance Communications, Inc.*(1)	357,800	6,229,298
Quest Software, Inc.*	217,100	2,837,497
Secure Computing Corp.*	315,600	2,035,620
Smith Micro Software, Inc.*(1)	348,417	2,132,312
Sourcefire, Inc.*(1)	5,800	34,568
Vasco Data Security International, Inc.*(1)	313,155	4,283,961

		21,275,673

Specialty retail — 2.55%
AnnTaylor Stores Corp.*	115,700	2,797,626
Casual Male Retail Group, Inc.*(1)	761,400	3,197,880
Hibbett Sports, Inc.*(1)	358,700	5,538,328

		11,533,834

Textiles, apparel & luxury goods — 2.33%
Movado Group, Inc.(1)	243,170	4,739,383
Steven Madden Ltd.*	339,000	5,807,070

		10,546,453

Thrifts & mortgage finance — 1.54%
Astoria Financial Corp.	172,400	4,682,384
WSFS Financial Corp.	46,600	2,296,448

		6,978,832

Trading companies & distributors — 3.94%
Beacon Roofing Supply, Inc.*(1)	445,400	4,454,000
Interline Brands, Inc.*	371,200	6,885,760
Rush Enterprises, Inc., Class A*	159,400	2,524,896
United Rentals, Inc.*	211,900	3,992,196

		17,856,852

Total equities
(cost $515,375,889)		434,577,226

Short-term investment — 4.36%
Other — 4.36%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 3.06%(2),(3)
(cost $19,767,622)	19,767,622	19,767,622

Investment of cash collateral from securities loaned — 23.42%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 3.06%(2),(3)
(cost $106,079,054)	106,079,054	106,079,054

Total investments — 123.71%
(cost $641,222,565)		560,423,902
Liabilities, in excess of cash and other assets — (23.71)%		(107,408,308)

Net assets — 100.00%		$453,015,594

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $641,222,565 and net unrealized depreciation consisted of:

Gross unrealized appreciation	$24,073,979
Gross unrealized depreciation	(104,872,642)

Net unrealized depreciation	$(80,798,663)

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at March 31, 2008.
(2)	Investment in affiliated mutual fund.
(3)	The rate shown reflects the yield at March 31, 2008.
ADR	American depositary receipt

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2008

Equities
Aerospace & defense	3.90%
Air freight & logistics	2.06
Building products	0.55
Capital markets	1.58
Chemicals	3.01
Commercial banks	3.52
Commercial services & supplies	3.89
Communications equipment	3.39
Computers & peripherals	0.83
Construction & engineering	0.78
Consumer finance	1.84
Diversified consumer services	3.04
Diversified financial services	0.58
Diversified telecommunication services	0.58
Electrical equipment	2.29
Electronic equipment & instruments	1.11
Energy equipment & services	3.18
Food & staples retailing	0.66
Food products	0.91
Gas utilities	1.63
Health care equipment & supplies	9.31
Health care providers & services	0.77
Hotels, restaurants & leisure	0.76
Household durables	0.51
Insurance	2.87
Internet & catalog retail	1.60
Internet software & services	5.02
IT services	4.03
Machinery	3.48
Media	1.08
Metals & mining	1.87
Personal products	1.50
Real estate investment trusts (REITs)	3.52
Road & rail	3.79
Semiconductors & semiconductor equipment	1.43
Software	4.70
Specialty retail	2.55
Textiles, apparel & luxury goods	2.33
Thrifts & mortgage finance	1.54
Trading companies & distributors	3.94

Total equities	95.93
Short-term investment	4.36
Investment of cash collateral from securities loaned	23.42

Total investments	123.71
Liabilities, in excess of cash and other assets	(23.71)

Net assets	100.00%

UBS U.S. Equity Alpha Relationship Fund—Portfolio of investments

March 31, 2008 (unaudited)

	Shares	Value
Equities — 118.09%
Air freight & logistics — 2.83%
FedEx Corp.(1)	213,700	$19,803,579

Airlines — 0.72%
Southwest Airlines Co.	403,700	5,005,880

Auto components — 5.10%
BorgWarner, Inc.(1)	396,600	17,065,698
Johnson Controls, Inc.(1)	550,400	18,603,520

		35,669,218

Automobiles — 0.56%
Harley-Davidson, Inc.(1)	104,300	3,911,250

Beverages — 0.75%
Constellation Brands, Inc., Class A*(1)	294,800	5,209,116

Biotechnology — 3.11%
Cephalon, Inc.*(1)	46,300	2,981,720
Genzyme Corp.*(1)	251,500	18,746,810

		21,728,530

Building products — 1.82%
Masco Corp.(1)	643,000	12,750,690

Capital markets — 5.73%
Bank of New York Mellon Corp.(1)	427,695	17,847,712
Morgan Stanley(1)	485,700	22,196,490

		40,044,202

Commercial banks — 8.00%
City National Corp.(1)	71,400	3,531,444
Fifth Third Bancorp(1)	632,100	13,223,532
SunTrust Banks, Inc.	154,900	8,541,186
Wells Fargo & Co.(1)	1,051,200	30,589,920

		55,886,082

Computers & peripherals — 1.55%
Lexmark International, Inc., Class A*(1)	96,000	2,949,120
NetApp, Inc.*(1)	394,900	7,917,745

		10,866,865

Consumer finance — 1.47%
Discover Financial Services(1)	629,600	10,306,552

Diversified financial services — 3.61%
Citigroup, Inc.(1)	1,176,800	25,207,056

Diversified telecommunication services — 2.01%
AT&T, Inc.	366,600	14,040,780

Electric utilities — 3.99%
American Electric Power Co., Inc.(1)	163,400	6,802,342
Exelon Corp.(1)	181,300	14,734,251
Pepco Holdings, Inc.(1)	258,000	6,377,760

		27,914,353

Energy equipment & services — 2.88%
Baker Hughes, Inc.	79,600	5,452,600
Halliburton Co.(1)	373,600	14,693,688

		20,146,288

Food & staples retailing — 1.49%
SYSCO Corp.(1)	358,800	10,412,376

Food products — 0.45%
Dean Foods Co.*(1)	157,000	3,154,130

Health care equipment & supplies — 1.52%
Covidien Ltd.	26,500	1,172,625
Medtronic, Inc.(1)	196,000	9,480,520

		10,653,145

Health care providers & services — 2.53%
DaVita, Inc.*	66,000	3,152,160
Medco Health Solutions, Inc.*(1)	240,800	10,544,632
UnitedHealth Group, Inc.(1)	116,300	3,996,068

		17,692,860

Hotels, restaurants & leisure — 3.78%
Carnival Corp.(1)	277,400	11,229,152
Royal Caribbean Cruises, Ltd.(1)	320,800	10,554,320
Starwood Hotels & Resorts Worldwide, Inc.	89,100	4,610,925

		26,394,397

Household durables — 1.56%
Fortune Brands, Inc.(1)	157,300	10,932,350

Industrial conglomerates — 3.94%
General Electric Co.(1)	744,800	27,565,048

Insurance — 5.78%
Aflac, Inc.(1)	216,600	14,068,170
Hartford Financial Services Group, Inc.(1)	189,900	14,388,723
Principal Financial Group, Inc.	214,300	11,940,796

		40,397,689

Life sciences tools & services — 0.80%
Millipore Corp.*(1)	82,600	5,568,066

Machinery — 4.54%
Illinois Tool Works, Inc.(1)	341,700	16,480,191
PACCAR, Inc.(1)	260,500	11,722,500
Pall Corp.	100,700	3,531,549

		31,734,240

Media — 7.78%
Comcast Corp., Class A(1)	953,800	18,446,492
Interpublic Group of Cos., Inc.*(1)	931,100	7,830,551
News Corp., Class A(1)	469,000	8,793,750
Omnicom Group, Inc.(1)	236,200	10,435,316
R.H. Donnelley Corp.*	154,900	783,794
Viacom, Inc., Class B*(1)	204,100	8,086,442

		54,376,345

Multi-utilities — 1.75%
Sempra Energy(1)	229,600	12,233,088

Oil, gas & consumable fuels — 7.26%
ConocoPhillips(1)	261,900	19,959,399
EOG Resources, Inc.	50,200	6,024,000
Marathon Oil Corp.	194,800	8,882,880
Peabody Energy Corp.(1)	242,000	12,342,000
Sunoco, Inc.(1)	67,000	3,515,490

		50,723,769

Pharmaceuticals — 9.50%
Allergan, Inc.	208,500	11,757,315
Johnson & Johnson(1)	227,000	14,725,490
Merck & Co., Inc.(1)	333,400	12,652,530
Schering-Plough Corp.(1)	387,700	5,586,757
Wyeth(1)	518,700	21,660,912

		66,383,004

Road & rail — 3.98%
Burlington Northern Santa Fe Corp.(1)	231,900	21,385,818

Ryder System, Inc.(1)	105,200	6,407,732

		27,793,550

Semiconductors & semiconductor equipment — 7.85%
Analog Devices, Inc.(1)	482,800	14,252,256
Intel Corp.(1)	1,215,700	25,748,526
Linear Technology Corp.(1)	223,700	6,865,353
Xilinx, Inc.(1)	336,600	7,994,250

		54,860,385

Software — 5.61%
Intuit, Inc.*(1)	237,700	6,420,277
Microsoft Corp.	611,900	17,365,722
Symantec Corp.*(1)	926,400	15,396,768

		39,182,767

Specialty retail — 0.25%
Chico’s FAS, Inc.*(1)	240,900	1,712,799

Textiles, apparel & luxury goods — 0.88%
Coach, Inc.*(1)	202,900	6,117,435

Thrifts & mortgage finance — 1.04%
Freddie Mac(1)	286,300	7,249,116

Wireless telecommunication services — 1.67%
Sprint Nextel Corp.(1)	1,743,200	11,662,008

Total equities (cost $917,815,324)		825,289,008

Investment company — 1.04%
SPDR Trust, Series 1
(cost $7,313,411)	55,000	7,258,350

Short-term investment — 1.24%
Investment company — 1.24%
UBS U.S. Cash Management Prime Relationship Fund, 3.05%(2),(3)
(cost $8,675,620)	8,675,620	8,675,620

Total investments before investments sold short — 120.37% (cost $933,804,355)		841,222,978

Investments sold short — (21.00%)
Equities — (21.00%)
Air freight & logistics — (2.33%)
C.H. Robinson Worldwide, Inc.	(154,500)	(8,404,800)
Expeditors International of Washington, Inc.	(174,600)	(7,888,428)

		(16,293,228)

Capital markets — (1.94%)
Charles Schwab Corp.	(196,700)	(3,703,861)
Lehman Brothers Holdings, Inc.	(72,000)	(2,710,080)
Merrill Lynch & Co., Inc.	(76,600)	(3,120,684)
State Street Corp.	(50,800)	(4,013,200)

		(13,547,825)

Commercial banks — (1.08%)
Comerica, Inc.	(64,700)	(2,269,676)
Regions Financial Corp.	(112,800)	(2,227,800)
US Bancorp	(94,800)	(3,067,728)

		(7,565,204)

Construction materials — (0.49%)
Vulcan Materials Co.	(51,200)	(3,399,680)

Diversified financial services — (1.06%)
CME Group, Inc.	(6,800)	(3,189,880)
Moody’s Corp.	(120,600)	(4,200,498)

		(7,390,378)

Diversified telecommunication services — (0.42%)
Qwest Communications International, Inc.	(652,300)	(2,954,919)

Food & staples retailing — (0.67%)
Walgreen Co.	(123,900)	(4,719,351)

Health care equipment & supplies — (0.61%)
C.R. Bard, Inc.	(44,300)	(4,270,520)

Health care providers & services — (0.83%)
Amedisys, Inc.	(146,900)	(5,779,046)

Hotels, restaurants & leisure — (0.62%)
McDonald’s Corp.	(77,900)	(4,344,483)

Household durables — (0.66%)
Stanley Works	(97,300)	(4,633,426)

Machinery — (1.45%)
Cummins, Inc.	(124,400)	(5,824,408)
Deere & Co.	(53,500)	(4,303,540)

		(10,127,948)

Metals & mining — (0.89%)
Freeport-McMoRan Copper & Gold, Inc.	(64,400)	(6,196,568)

Multiline retail — (0.57%)
Sears Holdings Corp.	(39,100)	(3,991,719)

Oil, gas & consumable fuels — (2.34%)
Consol Energy, Inc.	(61,100)	(4,227,509)
Devon Energy Corp.	(56,600)	(5,905,078)
Valero Energy Corp.	(126,200)	(6,197,682)

		(16,330,269)

Pharmaceuticals — (1.06%)
Abbott Laboratories	(134,700)	(7,428,705)

Software — (1.58%)
BMC Software, Inc.	(186,200)	(6,055,224)
Novell, Inc.	(789,100)	(4,963,439)

		(11,018,663)

Specialty retail — (1.80%)
Best Buy Co., Inc.	(104,500)	(4,332,570)
Sherwin-Williams Co.	(97,300)	(4,966,192)
Tiffany & Co.	(77,900)	(3,259,336)

		(12,558,098)

Tobacco — (0.60%)
Altria Group, Inc.	(58,200)	(1,292,040)
Philip Morris International, Inc.	(58,200)	(2,943,756)

		(4,235,796)

Total investments sold short (proceeds $156,695,467)		(146,785,826)

Total investments, net of investments sold short — 99.37%		694,437,152
Cash and other assets, less liabilities — 0.63%		4,409,224

Net assets — 100.00%		$698,846,376

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $933,804,355; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$35,705,533
Gross unrealized depreciation	(128,286,910)

Net unrealized depreciation	$(92,581,377)

*	Non-income producing security.
(1)	All or portion of these securities have been delivered to cover open short positions.
(2)	Investment in affiliated mutual fund.
(3)	The rate shown reflects the yield at March 31, 2008.

Industry diversification (unaudited)(1)
As a percentage of net assets as of March 31, 2008

Equities
Air freight & logistics	2.83%
Airlines	0.72
Auto components	5.10
Automobiles	0.56
Beverages	0.75
Biotechnology	3.11
Building products	1.82
Capital markets	5.73
Commercial banks	8.00
Computers & peripherals	1.55
Consumer finance	1.47
Diversified financial services	3.61
Diversified telecommunication services	2.01
Electric utilities	3.99
Energy equipment & services	2.88
Food & staples retailing	1.49
Food products	0.45
Health care equipment & supplies	1.52
Health care providers & services	2.53
Hotels, restaurants & leisure	3.78
Household durables	1.56
Industrial conglomerates	3.94
Insurance	5.78
Life sciences tools & services	0.80
Machinery	4.54
Media	7.78
Multi-utilities	1.75
Oil, gas & consumable fuels	7.26
Pharmaceuticals	9.50
Road & rail	3.98
Semiconductors & semiconductor equipment	7.85
Software	5.61
Specialty retail	0.25
Textiles, apparel & luxury goods	0.88
Thrifts & mortgage finance	1.04
Wireless telecommunication services	1.67

Total equities	118.09
Investment company
SPDR Trust, Series 1	1.04
Short-term investment	1.24

Total investments before investments sold short	120.37

Investments sold short
Equities sold short
Air freight & logistics	(2.33)
Capital markets	(1.94)
Commercial banks	(1.08)
Construction materials	(0.49)
Diversified financial services	(1.06)
Diversified telecommunication services	(0.42)
Food & staples retailing	(0.67)
Health care equipment & supplies	(0.61)
Health care providers & services	(0.83)
Hotels, restaurants & leisure	(0.62)
Household durables	(0.66)
Machinery	(1.45)
Metals & mining	(0.89)
Multiline retail	(0.57)
Oil, gas & consumable fuels	(2.34)
Pharmaceuticals	(1.06)
Software	(1.58)
Specialty retail	(1.80)
Tobacco	(0.60)

Total investments sold short	(21.00)

Total investments, net of investments sold short	99.37
Cash and other assets, less liabilities	0.63

Net assets	100.00%

(1)

Figures represent the industry breakdown of direct investments of the UBS U.S. Equity Alpha Relationship Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS U.S. Large Cap Equity Relationship Fund—Portfolio of investments

March 31, 2008 (unaudited)

	Shares	Value
Equities — 95.51%
Air freight & logistics — 1.77%
FedEx Corp.	78,700	$7,293,129

Airlines — 0.67%
Southwest Airlines Co.	222,600	2,760,240

Auto components — 3.15%
BorgWarner, Inc.	138,000	5,938,140
Johnson Controls, Inc.	206,800	6,989,840

		12,927,980

Automobiles — 0.41%
Harley-Davidson, Inc.	45,500	1,706,250

Beverages — 0.68%
Constellation Brands, Inc., Class A*	158,300	2,797,161

Biotechnology — 2.59%
Cephalon, Inc.*	26,100	1,680,840
Genzyme Corp.*	120,200	8,959,708

		10,640,548

Building products — 1.60%
Masco Corp.	331,500	6,573,645

Capital markets — 4.19%
Bank of New York Mellon Corp.	168,800	7,044,024
Morgan Stanley	222,300	10,159,110

		17,203,134

Commercial banks — 5.48%
City National Corp.	29,500	1,459,070
Fifth Third Bancorp	232,500	4,863,900
SunTrust Banks, Inc.	70,000	3,859,800
Wells Fargo & Co.	423,500	12,323,850

		22,506,620

Computers & peripherals — 1.27%
Lexmark International, Inc., Class A*	44,200	1,357,824
NetApp, Inc.*	192,300	3,855,615

		5,213,439

Consumer finance — 1.04%
Discover Financial Services	260,400	4,262,748

Diversified financial services — 2.75%
Citigroup, Inc.	528,313	11,316,465

Diversified telecommunication services — 1.07%
AT&T, Inc.	115,000	4,404,500

Electric utilities — 4.04%
American Electric Power Co., Inc.	93,200	3,879,916
Exelon Corp.	134,500	10,930,815
Pepco Holdings, Inc.	72,900	1,802,088

		16,612,819

Energy equipment & services — 4.24%
Baker Hughes, Inc.	87,700	6,007,450
ENSCO International, Inc.	27,900	1,747,098
Halliburton Co.	245,400	9,651,582

		17,406,130

Food & staples retailing — 1.22%
SYSCO Corp.	173,400	5,032,068

Health care equipment & supplies — 1.54%
Covidien Ltd.	12,500	553,125
Medtronic, Inc.	119,000	5,756,030

		6,309,155

Health care providers & services — 2.12%
DaVita, Inc.*	36,700	1,752,792
Medco Health Solutions, Inc.*	107,800	4,720,562
UnitedHealth Group, Inc.	65,000	2,233,400

		8,706,754

Hotels, restaurants & leisure — 2.65%
Carnival Corp.	152,500	6,173,200
Royal Caribbean Cruises, Ltd.	73,600	2,421,440
Starwood Hotels & Resorts Worldwide, Inc.	44,400	2,297,700

		10,892,340

Household durables — 1.16%
Fortune Brands, Inc.	68,600	4,767,700

Industrial conglomerates — 3.57%
General Electric Co.	395,900	14,652,259

Insurance — 4.55%
Aflac, Inc.	109,800	7,131,510
Hartford Financial Services Group, Inc.	65,200	4,940,204
Principal Financial Group, Inc.	119,200	6,641,824

		18,713,538

Life sciences tools & services — 0.70%
Millipore Corp.*	42,500	2,864,925

Machinery — 4.00%
Illinois Tool Works, Inc.	174,600	8,420,958
PACCAR, Inc.	133,750	6,018,750
Pall Corp.	56,900	1,995,483

		16,435,191

Media — 6.21%
Comcast Corp., Class A	489,700	9,470,798
Interpublic Group of Cos., Inc.*	484,500	4,074,645
News Corp., Class A	213,900	4,010,625
Omnicom Group, Inc.	82,400	3,640,432
R.H. Donnelley Corp.*	99,492	503,430
Viacom, Inc., Class B*	96,900	3,839,178

		25,539,108

Multi-utilities — 1.61%
NiSource, Inc.	111,200	1,917,088
Sempra Energy	88,400	4,709,952

		6,627,040

Oil, gas & consumable fuels — 4.59%
Chevron Corp.	37,700	3,218,072
EOG Resources, Inc.	30,200	3,624,000
Marathon Oil Corp.	105,300	4,801,680
Peabody Energy Corp.	141,700	7,226,700

		18,870,452

Pharmaceuticals — 8.81%
Allergan, Inc.	122,200	6,890,858
Johnson & Johnson	125,574	8,145,985
Merck & Co., Inc.	164,700	6,250,365
Schering-Plough Corp.	194,700	2,805,627
Wyeth	290,000	12,110,400

		36,203,235

Road & rail — 3.35%
Burlington Northern Santa Fe Corp.	109,600	10,107,312
Ryder System, Inc.	60,000	3,654,600

		13,761,912

Semiconductors & semiconductor equipment — 6.64%
Analog Devices, Inc.	225,300	6,650,856
Intel Corp.	624,300	13,222,674
Linear Technology Corp.	102,700	3,151,863
Xilinx, Inc.	179,200	4,256,000

		27,281,393

Software — 4.95%
Intuit, Inc.*	109,600	2,960,296
Microsoft Corp.	360,100	10,219,638
Symantec Corp.*	430,640	7,157,237

		20,337,171

Specialty retail — 0.23%
Chico’s FAS, Inc.*	133,700	950,607

Textiles, apparel & luxury goods — 0.55%
Coach, Inc.*	75,600	2,279,340

Thrifts & mortgage finance — 0.77%
Freddie Mac	125,200	3,170,064

Wireless telecommunication services — 1.34%
Sprint Nextel Corp.	820,586	5,489,720

Total equities (cost $428,998,408)		392,508,780

Short-term investments — 5.29%
Other — 5.07%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 3.06%(1),(2)
(cost $20,841,418)	20,841,418	20,841,418

	Face amount
US government obligations — 0.22%
US Treasury Bills,
3.15%, due on 06/19/08(3),(4)
(cost $896,854)	$903,000	900,625

Total short-term investments (cost $21,738,272)		21,742,043

Total investments — 100.80% (cost $450,736,680)		414,250,823
Liabilities, in excess of cash and other assets — (0.80)%		(3,289,843)

Net assets — 100.00%		$410,960,980

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $450,736,680; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$20,923,700
Gross unrealized depreciation	(57,409,557)

Net unrealized depreciation	$(36,485,857)

*	Non-income producing security.
(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at March 31, 2008.
(3)	The rate shown is the effective yield at the date of purchase.
(4)	Security, or portion thereof, was delivered to cover margin requirements for futures contracts.

Futures contracts

UBS U.S. Large Cap Equity Relationship Fund had the following open futures contracts as of March 31, 2008:

	Expiration date	Cost	Value	Unrealized appreciation
Index futures buy contracts:
S&P 500 Index, 38 contracts (USD)	June 2008	$12,308,945	$12,578,000	$269,055

The segregated aggregate market value of investments delivered to cover margin requirements for the open futures positions at March 31, 2008 was $900,625.

Currency type abbreviation:

USD United States Dollar

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2008

Equities
Air freight & logistics	1.77%
Airlines	0.67
Auto components	3.15
Automobiles	0.41
Beverages	0.68
Biotechnology	2.59
Building products	1.60
Capital markets	4.19
Commercial banks	5.48
Computers & peripherals	1.27
Consumer finance	1.04
Diversified financial services	2.75
Diversified telecommunication services	1.07
Electric utilities	4.04
Energy equipment & services	4.24
Food & staples retailing	1.22
Health care equipment & supplies	1.54
Health care providers & services	2.12
Hotels, restaurants & leisure	2.65
Household durables	1.16
Industrial conglomerates	3.57
Insurance	4.55
Life sciences tools & services	0.70
Machinery	4.00
Media	6.21
Multi-utilities	1.61
Oil, gas & consumable fuels	4.59
Pharmaceuticals	8.81
Road & rail	3.35
Semiconductors & semiconductor equipment	6.64
Software	4.95
Specialty retail	0.23
Textiles, apparel & luxury goods	0.55
Thrifts & mortgage finance	0.77
Wireless telecommunication services	1.34

Total equities	95.51
Short-term investments	5.29

Total investments	100.80
Liabilities, in excess of cash and other assets	(0.80)

Net assets	100.00%

UBS U.S. Large Cap Growth Equity Relationship Fund—Portfolio of investments

March 31, 2008 (unaudited)

	Shares	Value
Equities — 99.15%
Aerospace & defense — 6.14%
Boeing Co.	64,000	$4,759,680
General Dynamics Corp.	42,800	3,568,236
Precision Castparts Corp.	57,200	5,838,976
United Technologies Corp.	142,400	9,799,968

		23,966,860

Beverages — 0.81%
PepsiCo, Inc.	43,700	3,155,140

Biotechnology — 1.42%
Genentech, Inc.*(1)	68,400	5,552,712

Capital markets — 3.60%
BlackRock, Inc.(1)	10,200	2,082,636
Goldman Sachs Group, Inc.	12,500	2,067,375
Morgan Stanley	50,800	2,321,560
State Street Corp.	47,200	3,728,800
T Rowe Price Group, Inc.	77,400	3,870,000

		14,070,371

Chemicals — 4.47%
Monsanto Co.	45,500	5,073,250
Praxair, Inc.	147,100	12,390,233

		17,463,483

Communications equipment — 8.68%
Cisco Systems, Inc.*	524,000	12,623,160
QUALCOMM, Inc.	260,300	10,672,300
Research In Motion Ltd.*	94,400	10,594,512

		33,889,972

Computers & peripherals — 3.26%
Apple, Inc.*	88,800	12,742,800

Consumer finance — 0.78%
American Express Co.	69,500	3,038,540

Diversified consumer services — 0.44%
ITT Educational Services, Inc.*(1)	37,100	1,704,003

Electric utilities — 1.65%
Exelon Corp.	79,400	6,452,838

Energy equipment & services — 4.72%
Schlumberger Ltd.	115,900	10,083,300
Weatherford International Ltd.*	115,100	8,341,297

		18,424,597

Food products — 0.64%
Campbell Soup Co.	74,100	2,515,695

Health care equipment & supplies — 11.06%
Alcon, Inc.	42,000	5,974,500
Baxter International, Inc.	135,600	7,840,392
Becton, Dickinson & Co.	86,800	7,451,780
Medtronic, Inc.	62,000	2,998,940
Stryker Corp.	108,400	7,051,420
Zimmer Holdings, Inc.*	152,400	11,865,864

		43,182,896

Health care providers & services — 5.47%
Express Scripts, Inc.*	76,100	4,894,752
Laboratory Corp. of America Holdings*(1)	141,500	10,425,720
Medco Health Solutions, Inc.*	137,600	6,025,504

		21,345,976

Hotels, restaurants & leisure — 7.19%
International Game Technology	279,900	11,254,779
Starbucks Corp.*	240,300	4,205,250
Wynn Resorts Ltd.(1)	125,100	12,590,064

		28,050,093

Household products — 1.13%
Procter & Gamble Co.	62,700	4,393,389

Industrial conglomerates — 1.93%
General Electric Co.	42,000	1,554,420
McDermott International, Inc.*	109,300	5,991,826

		7,546,246

Internet & catalog retail — 1.84%
Amazon.com, Inc.*	100,600	7,172,780

Internet software & services — 4.22%
eBay, Inc.*	116,400	3,473,376
Google, Inc., Class A*	29,500	12,993,865

		16,467,241

IT services — 8.30%
Automatic Data Processing, Inc.	93,200	3,950,748
MasterCard, Inc., Class A(1)	78,610	17,529,244
Visa, Inc. Class A*	175,200	10,925,472

		32,405,464

Machinery — 0.76%
Manitowoc Co., Inc.(1)	73,100	2,982,480

Media — 0.68%
News Corp., Class A	140,900	2,641,875

Metals & mining — 0.94%
Freeport-McMoRan Copper & Gold, Inc.	38,100	3,665,982

Oil, gas & consumable fuels — 5.75%
Apache Corp.	32,500	3,926,650
Consol Energy, Inc.	62,000	4,289,780
Range Resources Corp.(1)	60,400	3,832,380
Southwestern Energy Co.*	124,800	4,204,512
XTO Energy, Inc.	100,125	6,193,733

		22,447,055

Pharmaceuticals — 4.25%
Abbott Laboratories	43,700	2,410,055
Allergan, Inc.	222,100	12,524,219
Johnson & Johnson	25,500	1,654,185

		16,588,459

Real estate management & development — 0.47%
CB Richard Ellis Group, Inc., Class A*(1)	83,900	1,815,596

Road & rail — 2.11%
Burlington Northern Santa Fe Corp.	89,100	8,216,802

Semiconductors & semiconductor equipment — 1.49%
Intel Corp.	273,800	5,799,084

Software — 1.54%
Microsoft Corp.	212,400	6,027,912

Specialty retail — 2.74%
Abercrombie & Fitch Co.	46,800	3,422,952
J. Crew Group, Inc.*(1)	164,200	7,252,714

		10,675,666

Wireless telecommunication services — 0.67%
American Tower Corp., Class A*	66,900	2,623,149

Total equities (cost $364,554,966)		387,025,156

Short-term investment — 0.84%
Investment company — 0.84%
UBS U.S. Cash Management Prime Relationship Fund, 3.05%(2),(3) (cost $3,254,120)	3,254,120	3,254,120

Investment of cash collateral from securities loaned — 8.08%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 3.06%(2),(3)
(cost $31,547,094)	31,547,094	31,547,094

Total investments — 108.07% (cost $399,356,180)		421,826,370
Liabilities, in excess of cash and other assets — (8.07)%		(31,494,503)

Net assets — 100.00%		$390,331,867

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $399,356,180; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$35,498,663
Gross unrealized depreciation	(13,028,473)

Net unrealized appreciation	$22,470,190

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at March 31, 2008.
(2)	Investment in affiliated mutual fund.
(3)	The rate shown reflects the yield at March 31, 2008.

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2008

Equities
Aerospace & defense	6.14%
Beverages	0.81
Biotechnology	1.42
Capital markets	3.60
Chemicals	4.47
Communications equipment	8.68
Computers & peripherals	3.26
Consumer finance	0.78
Diversified consumer services	0.44
Electric utilities	1.65
Energy equipment & services	4.72
Food products	0.64
Health care equipment & supplies	11.06
Health care providers & services	5.47
Hotels, restaurants & leisure	7.19
Household products	1.13
Industrial conglomerates	1.93
Internet & catalog retail	1.84
Internet software & services	4.22
IT services	8.30
Machinery	0.76
Media	0.68
Metals & mining	0.94
Oil, gas & consumable fuels	5.75
Pharmaceuticals	4.25
Real estate management & development	0.47
Road & rail	2.11
Semiconductors & semiconductor equipment	1.49
Software	1.54
Specialty retail	2.74
Wireless telecommunication services	0.67

Total equities	99.15
Short-term investment	0.84
Investment of cash collateral from securities loaned	8.08

Total investments	108.07
Liabilities, in excess of cash and other assets	(8.07)

Net assets	100.00%

UBS U.S. Large-Cap Value Equity Relationship Fund — Portfolio of investments

March 31, 2008 (unaudited)

	Shares	Value
Equities — 97.15%
Air freight & logistics — 1.67%
FedEx Corp.	16,400	$1,519,788

Airlines — 0.92%
Southwest Airlines Co.	67,500	837,000

Auto components — 3.86%
BorgWarner, Inc.	37,100	1,596,413
Johnson Controls, Inc.	56,800	1,919,840

		3,516,253

Automobiles — 0.54%
Harley-Davidson, Inc.	13,100	491,250

Beverages — 0.63%
Constellation Brands, Inc., Class A*	32,200	568,974

Biotechnology — 0.54%
Cephalon, Inc.*	7,600	489,440

Building products — 1.39%
Masco Corp.	64,000	1,269,120

Capital markets — 6.42%
Bank of New York Mellon Corp.	41,900	1,748,487
Morgan Stanley	63,400	2,897,380
Northern Trust Corp.	18,100	1,203,107

		5,848,974

Commercial banks — 7.73%
City National Corp.	8,200	405,572
Fifth Third Bancorp	69,100	1,445,572
SunTrust Banks, Inc.	26,500	1,461,210
Wells Fargo & Co.	127,900	3,721,890

		7,034,244

Consumer finance — 1.25%
Discover Financial Services	69,250	1,133,622

Diversified financial services — 7.63%
Bank of America Corp.	32,332	1,225,706
Citigroup, Inc.	156,059	3,342,784
JPMorgan Chase & Co.	55,300	2,375,135

		6,943,625

Diversified telecommunication services — 2.69%
AT&T, Inc.	63,900	2,447,370

Electric utilities — 6.60%
American Electric Power Co., Inc.	43,800	1,823,394
Exelon Corp.	27,400	2,226,798
Northeast Utilities	44,600	1,094,484
Pepco Holdings, Inc.	34,800	860,256

		6,004,932

Energy equipment & services — 3.73%
ENSCO International, Inc.	16,900	1,058,278
Halliburton Co.	59,400	2,336,202

		3,394,480

Health care providers & services — 2.19%
Medco Health Solutions, Inc.*	39,000	1,707,810
UnitedHealth Group, Inc.	8,400	288,624

		1,996,434

Hotels, restaurants & leisure — 1.78%
Carnival Corp.	40,100	1,623,248

Household durables — 1.35%
Fortune Brands, Inc.	17,700	1,230,150

Industrial conglomerates — 5.80%
General Electric Co.	142,800	5,285,028

Insurance — 5.52%
Aflac, Inc.	22,800	1,480,860
Hartford Financial Services Group, Inc.	23,800	1,803,326
Principal Financial Group, Inc.	31,200	1,738,464

		5,022,650

Machinery — 3.78%
Illinois Tool Works, Inc.	41,800	2,016,014
PACCAR, Inc.	31,750	1,428,750

		3,444,764

Media — 5.47%
Comcast Corp., Class A	100,000	1,934,000
Interpublic Group of Cos., Inc.*	109,100	917,531
News Corp., Class A	52,700	988,125
Omnicom Group, Inc.	23,600	1,042,648
R.H. Donnelley Corp.*	20,100	101,706

		4,984,010

Multi-utilities — 1.72%
NiSource, Inc.	33,200	572,368
Sempra Energy	18,700	996,336

		1,568,704

Oil, gas & consumable fuels — 9.84%
Chevron Corp.	43,000	3,670,480
Exxon Mobil Corp.	29,500	2,495,110
Marathon Oil Corp.	25,700	1,171,920
Peabody Energy Corp.	31,800	1,621,800

		8,959,310

Pharmaceuticals — 7.39%
Johnson & Johnson	32,800	2,127,736
Merck & Co., Inc.	47,000	1,783,650
Wyeth	67,500	2,818,800

		6,730,186

Road & rail — 2.56%
Burlington Northern Santa Fe Corp.	25,300	2,333,166

Software — 1.85%
Symantec Corp.*	101,500	1,686,930

Thrifts & mortgage finance — 0.77%
Freddie Mac	27,800	703,896

Wireless telecommunication services — 1.53%
Sprint Nextel Corp.	208,381	1,394,069

Total equities
(cost $83,598,604)		88,461,617

Investment company — 1.01%
SPDR Trust, Series 1
(cost $940,680)	7,000	923,790

Short-term investment — 1.75%
Other — 1.75%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 3.06%(1),(2)
(cost $1,591,915)	1,591,915	1,591,915

Total investments — 99.91%
(cost $86,131,199)		90,977,322
Cash and other assets, less liabilities — 0.09%		82,638

Net assets — 100.00%		$91,059,960

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $86,131,199; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$13,563,325
Gross unrealized depreciation	(8,717,202)

Net unrealized appreciation	$4,846,123

*	Non-income producing security.
(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at March 31, 2008.

Industry diversification (unaudited)(1)

As a percentage of net assets as of March 31, 2008

Equities
Air freight & logistics	1.67
Airlines	0.92
Auto components	3.86
Automobiles	0.54
Beverages	0.63
Biotechnology	0.54
Building products	1.39
Capital markets	6.42
Commercial banks	7.73
Consumer finance	1.25
Diversified financial services	7.63
Diversified telecommunication services	2.69
Electric utilities	6.60
Energy equipment & services	3.73
Health care providers & services	2.19
Hotels, restaurants & leisure	1.78
Household durables	1.35
Industrial conglomerates	5.80
Insurance	5.52
Machinery	3.78
Media	5.47
Multi-utilities	1.72
Oil, gas & consumable fuels	9.84
Pharmaceuticals	7.39
Road & rail	2.56
Software	1.85
Thrifts & mortgage finance	0.77
Wireless telecommunication services	1.53

Total equities	97.15
Investment company
SPDR Trust, Series 1	1.01
Short-term investment	1.75

Total investments	99.91
Cash and other assets, less liabilities	0.09

Net assets	100.00

(1)

Figures represent the industry breakdown of direct investments of the UBS U.S. Large-Cap Value Equity Relationship Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS U.S. Smaller Cap Equity Completion Relationship Fund—Portfolio of investments

March 31, 2008 (unaudited)

	Shares	Value
Equities — 98.03%
Airlines — 2.00%
Southwest Airlines Co.	3,300	$40,920

Auto components — 0.32%
Lear Corp.*	250	6,478

Beverages — 1.25%
Constellation Brands, Inc., Class A*	1,450	25,621

Biotechnology — 2.87%
Cephalon, Inc.*	540	34,776
Human Genome Sciences, Inc.*	2,220	13,076
PDL BioPharma, Inc.*	1,020	10,802

		58,654

Capital markets — 1.78%
Affiliated Managers Group, Inc.*	400	36,296

Chemicals — 1.21%
International Flavors & Fragrances, Inc.	560	24,668

Commercial banks — 4.66%
Associated Banc-Corp.	1,090	29,027
City National Corp.	540	26,708
Colonial BancGroup, Inc.	1,270	12,230
First Horizon National Corp.	870	12,189
TCF Financial Corp.	840	15,053

		95,207

Commercial services & supplies — 1.16%
Corporate Executive Board Co.	230	9,310
Monster Worldwide, Inc.*	590	14,284

		23,594

Communications equipment — 1.57%
ADC Telecommunications, Inc.*	1,430	17,274
Tellabs, Inc.*	2,720	14,824

		32,098

Computers & peripherals — 3.88%
Lexmark International, Inc., Class A*	690	21,197
QLogic Corp.*	1,740	26,709
Western Digital Corp.*	1,160	31,366

		79,272

Containers & packaging — 3.08%
Ball Corp.	570	26,186
Sealed Air Corp.	560	14,140
Smurfit-Stone Container Corp.*	2,940	22,638

		62,964

Diversified telecommunication services — 0.98%
Windstream Corp.	1,670	19,957

Electric utilities — 2.85%
Pepco Holdings, Inc.	1,450	35,844
Pinnacle West Capital Corp.	640	22,451

		58,295

Electrical equipment — 2.01%
Roper Industries, Inc.	690	41,014

Electronic equipment & instruments — 0.37%
Jabil Circuit, Inc.	790	7,473

Energy equipment & services — 3.59%
FMC Technologies, Inc.*	260	14,791
Grant Prideco, Inc.*	580	28,548
Rowan Cos., Inc.	730	30,061

		73,400

Food products — 3.52%
Dean Foods Co.*	1,510	30,336
McCormick & Co., Inc. (Non-voting)	790	29,206
Tyson Foods, Inc., Class A	770	12,282

		71,824

Health care equipment & supplies — 2.05%
Beckman Coulter, Inc.	500	32,275
Cooper Cos., Inc.	280	9,640

		41,915

Health care providers & services — 3.57%
Omnicare, Inc.	930	16,889
Patterson Cos., Inc.*	960	34,848

Tenet Healthcare Corp.*	3,750	21,225

		72,962

Hotels, restaurants & leisure — 0.40%
Wendy’s International, Inc.	350	8,071

Household durables — 4.74%
KB Home	640	15,827
Leggett & Platt, Inc.	950	14,488
Mohawk Industries, Inc.*	430	30,792
Pulte Homes, Inc.	820	11,931
Toll Brothers, Inc.*	1,010	23,715

		96,753

Insurance — 5.77%
Axis Capital Holdings Ltd.	710	24,126
First American Corp.	560	19,006
RenaissanceRe Holdings Ltd.	630	32,703
Willis Group Holdings Ltd.	620	20,838
WR Berkley Corp.	760	21,045

		117,718

Internet & catalog retail — 0.55%
Expedia, Inc.*	510	11,164

IT services — 2.75%
Convergys Corp.*	1,530	23,042
Iron Mountain, Inc.*	1,250	33,050

		56,092

Leisure equipment & products — 2.16%
Hasbro, Inc.	1,580	44,082

Life sciences tools & services — 1.18%
Covance, Inc.*	290	24,061

Machinery — 4.06%
Oshkosh Truck Corp.	860	31,201
Pall Corp.	820	28,757
Pentair, Inc.	490	15,631
SPX Corp.	70	7,343

		82,932

Media — 3.98%
Cablevision Systems Corp., Class A*	400	8,572
Discovery Holding Co., Class A*	850	18,037
Getty Images, Inc.*	420	13,440
Interpublic Group of Cos., Inc.*	2,190	18,418
Lamar Advertising Co., Class A*	280	10,060
XM Satellite Radio Holdings, Inc., Class A*	1,100	12,782

		81,309

Multi-utilities — 3.91%
Energy East Corp.	850	20,502
NiSource, Inc.	1,450	24,998
SCANA Corp.	940	34,385

		79,885

Oil, gas & consumable fuels — 3.11%
Arch Coal, Inc.	700	30,450
Range Resources Corp.	520	32,994

		63,444

Personal products — 1.19%
Estee Lauder Cos., Inc., Class A	530	24,300

Real estate investment trusts (REITs) — 4.17%
AMB Property Corp.	410	22,312
Camden Property Trust	490	24,598
Federal Realty Investment Trust	490	38,196

		85,106

Semiconductors & semiconductor equipment — 4.76%
Lam Research Corp.*	910	34,780
LSI Corp.*	4,350	21,533
Novellus Systems, Inc.*	1,160	24,418
Teradyne, Inc.*	1,320	16,394

		97,125

Software — 3.23%
Activision, Inc.*	1,590	43,423
Synopsys, Inc.*	990	22,483

		65,906

Specialty retail — 6.86%
Advance Auto Parts, Inc.	940	32,007
Carmax, Inc.*	1,440	27,965
Chico’s FAS, Inc.*	810	5,759
PetSmart, Inc.	990	20,235
RadioShack Corp.	440	7,150
Ross Stores, Inc.	970	29,061

Williams-Sonoma, Inc.	740	17,938

		140,115

Textiles, apparel & luxury goods — 0.94%
Polo Ralph Lauren Corp.	330	19,236

Thrifts & mortgage finance — 1.55%
New York Community Bancorp, Inc.	1,740	31,703

Total equities
(cost $2,297,118)		2,001,614

Short-term investment — 0.47%
Investment company — 0.47%
UBS U.S. Cash Management Prime Relationship Fund, 3.05%(1),(2)
(cost $9,599)	9,599	9,599

Total investments — 98.50%
(cost $2,306,717)		2,011,213
Cash and other assets, less liabilities — 1.50%		30,643

Net assets — 100.00%		$2,041,856

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $2,306,717; and net unrealized depreciation consisted of:

Gross unrealized appreciation		$95,673
Gross unrealized depreciation		(391,177)

Net unrealized depreciation		$(295,504)

*	Non-income producing security.
(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at March 31, 2008.

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2008

Equities
Airlines	2.00%
Auto components	0.32
Beverages	1.25
Biotechnology	2.87
Capital markets	1.78
Chemicals	1.21
Commercial banks	4.66
Commercial services & supplies	1.16
Communications equipment	1.57
Computers & peripherals	3.88
Containers & packaging	3.08
Diversified telecommunication services	0.98
Electric utilities	2.85
Electrical equipment	2.01
Electronic equipment & instruments	0.37
Energy equipment & services	3.59
Food products	3.52
Health care equipment & supplies	2.05
Health care providers & services	3.57
Hotels, restaurants & leisure	0.40
Household durables	4.74
Insurance	5.77
Internet & catalog retail	0.55
IT services	2.75
Leisure equipment & products	2.16
Life sciences tools & services	1.18
Machinery	4.06
Media	3.98
Multi-utilities	3.91
Oil, gas & consumable fuels	3.11
Personal products	1.19
Real estate investment trusts (REITs)	4.17
Semiconductors & semiconductor equipment	4.76
Software	3.23
Specialty retail	6.86
Textiles, apparel & luxury goods	0.94
Thrifts & mortgage finance	1.55

Total equities	98.03
Short-term investment	0.47

Total investments	98.50
Cash and other assets, less liabilities	1.50

Net assets	100.00%

UBS Absolute Return Investment Grade Bond Relationship Fund — Portfolio of investments

March 31, 2008 (unaudited)

	Face amount	Value
Bonds—32.98%
US bonds—32.30%
US corporate bonds—11.34%
American Express Credit Corp.,
2.860%, due 10/04/10(1)	$1,500,000	$1,417,454
Berkshire Hathaway Finance Corp.,
3.130%, due 05/16/08(1)	5,000,000	5,000,147
Citigroup, Inc.,
3.260%, due 06/09/16(1)	3,000,000	2,547,270
Countrywide Financial Corp.,
3.196%, due 04/30/08(1)	75,000	74,574
3.345%, due 05/05/08(1)	400,000	397,405
Countrywide Home Loans, Inc.,
3.250%, due 05/21/08	2,325,000	2,280,127
CRH America, Inc.,
6.000%, due 09/30/16	500,000	475,747
CVS Caremark Corp.,
3.376%, due 06/01/10(1)	1,500,000	1,457,823
Discover Financial Services,
3.431%, due 06/11/10 (1),(2)	1,000,000	844,505
DTE Energy Co.,
6.350%, due 06/01/16	450,000	467,942
Duke Capital LLC,
5.668%, due 08/15/14	350,000	351,915
Fortune Brands, Inc.,
5.375%, due 01/15/16	400,000	378,014
General Electric Capital Corp.,
2.928%, due 01/08/16 (1)	3,000,000	2,733,753
Goldman Sachs Group, Inc.,
4.294%, due 07/22/15 (1)	2,000,000	1,749,772
Hewlett-Packard Co.,
3.476%, due 09/03/09 (1)	4,000,000	4,003,548
HSBC Finance Corp.,
3.346%, due 05/10/10(1)	3,000,000	2,770,047
JPMorgan Chase & Co.,
3.168%, due 02/22/12(1)	2,500,000	2,353,310
Kinder Morgan Energy Partners LP,
5.125%, due 11/15/14	450,000	442,180
Merrill Lynch & Co., Inc.
3.244%, due 06/05/12(1)	2,500,000	2,183,462
Morgan Stanley,
4.738%, due 10/15/15 (1)	2,000,000	1,619,370
Norfolk Southern Corp.,
5.257%, due 09/17/14	1,500,000	1,521,337
Residential Capital LLC,
3.490%, due 06/09/08(1)	700,000	553,000
7.625%, due 11/21/08(3)	750,000	498,750
Valero Energy Corp.,
6.875%, due 04/15/12	1,200,000	1,289,917
Wachovia Bank N.A.,
3.130%, due 03/15/16(1)	2,700,000	2,589,470
Washington Mutual Bank,
3.193%, due 08/25/08(1)	1,500,000	1,441,953
Wells Fargo & Co.,
3.444%, due 10/28/15(1)	2,500,000	2,365,595

Total US corporate bonds (cost $46,658,158)		43,808,387

Asset-backed securities—14.68%
ACE Securities Corp.,
Series 06-SL1, Class M5,
3.269%, due 09/25/35(1),(4)	1,000,000	35,919
American Express Credit Account Master Trust,
Series 06-A, Class B,
2.928%, due 08/15/11(1),(2)	1,500,000	1,483,764
AmeriCredit Automobile Receivables Trust,
Series 05-1, Class C,
4.730%, due 07/06/10	1,607,393	1,617,557
Banc of America Securities Auto Trust,
Series 06-G1, Class C,
5.510%, due 02/19/13	1,000,000	981,517
Chase Issuance Trust,
Series 08-A5, Class A5,
3.600%, due 05/16/11(1)	5,000,000	5,126,515
Citibank Credit Card Issuance Trust,

Series 03-A9, Class A9,
3.150%, due 11/22/10(1)	5,000,000	4,976,605
Series 05-B1, Class B1,
4.400%, due 09/15/10	700,000	701,253
Countrywide Asset-Backed Certificates,
Series 06-S9, Class A5,
5.871%, due 08/25/36 (1),(4)	500,000	359,405
First Auto Receivables Group Trust,
Series 03-2, Class A4,
3.314%, due 09/15/10(2)	263,258	263,299
First Franklin Mortgage Loan Asset Backed Certificates,
Series 05-FFA, Class M2,
5.475%, due 03/25/25(3),(4)	960,000	240,000
Series 03-FFB, Class M2,
5.599%, due 02/25/33(1),(4),(5)	434,752	414,996
Ford Credit Auto Owner Trust,
Series 08-A, Class A2,
3.418%, due 07/15/10(1)	1,500,000	1,494,878
Series 05-A, Class A4,
3.720%, due 10/15/09	985,129	986,372
Series 08-A, Class A1,
4.018%, due 02/13/09(2)	1,762,272	1,764,587
Franklin Auto Trust,
Series 05-1, Class C,
5.440%, due 05/20/13	600,000	582,130
GE Commercial Equipment Financing LLC,
Series 04-A, Class A4,
3.720%, due 05/22/14(2)	1,508,647	1,511,537
GSAMP Trust,
Series 06-S1, Class M3,
3.349%, due 11/25/35(1)	882,657	0
Series 06-S6, Class A2,
5.552%, due 10/25/36(3),(4)	150,000	37,500
Series 06-S3, Class A1,
6.085%, due 05/25/36(3)	592,068	148,017
Harley-Davidson Motorcycle Trust,
Series 04-1, Class A2,
2.530%, due 11/15/11	2,583,297	2,572,594
Home Equity Mortgage Trust,
Series 06-5, Class A1,
5.500%, due 01/25/37(3)	307,687	123,075
Honda Auto Receivables Owner Trust,
Series 07-3, Class A3,
2.998%, due 02/15/11(1)	4,000,000	3,945,880
Series 06-1, Class A3,
5.070%, due 02/18/10	1,091,011	1,098,650
Household Automotive Trust,
Series 05-1, Class A3,
4.150%, due 02/17/10	325,052	325,564
M&I Auto Loan Trust,
Series 05-1, Class B,
5.020%, due 07/20/12	1,630,000	1,583,092
MBNA Credit Card Master Note Trust,
Series 05-A4, Class A4,
2.858%, due 11/15/12(1)	4,000,000	3,920,344
MBNA Master Credit Card Trust II,
Series 99-7, Class A,
7.000%, due 02/15/12	2,000,000	2,106,588
Merrill Lynch Mortgage Investors, Inc.,
Series 06-SL1, Class A,
2.779%, due 09/25/36(1)	214,092	90,989
Series 05-SL2, Class B3,
4.599%, due 12/25/35(1),(4)	1,000,000	51,000
Morgan Stanley Mortgage Loan Trust,
Series 06-10SL, Class M2,
3.099%, due 08/25/36(1),(4)	800,000	80,000
Navistar Financial Corp. Owner Trust,
Series 04-B, Class C,
3.930%, due 10/15/12	324,445	310,050
New York City Tax Lien,
Series 05-AA, Class A,
4.780%, due 12/10/18(2)	684,065	683,638
Peco Energy Transition Trust,
Series 99-A, Class A7,
6.130%, due 03/01/09	1,102,889	1,116,337
Pinnacle Capital Asset Trust,
Series 06-A, Class C,
5.770%, due 05/25/10(2)	520,000	478,400
Providian Master Note Trust,

Series 05-A1A, Class A,
2.878%, due 07/16/12(1),(2)	3,000,000	2,974,530
RAAC Series,
Series 06-RP1, Class M4,
4.474%, due 10/25/45(1),(2),(4)	356,387	35,639
Series 04-SP1, Class AI4,
5.285%, due 08/25/27(1)	1,425,392	1,165,518
SACO I, Trust,
Series 06-5, Class 2A1,
2.749%, due 05/25/36(1),(4)	869,802	309,871
Series 05-8, Class M5,
3.349%, due 11/25/35(1),(4)	2,000,000	33,125
Series 06-4, Class B1,
4.335%, due 03/25/36(1),(4)	233,430	365
Series 05-WM2, Class B1,
6.500%, due 07/25/35(3),(4)	1,500,000	15,937
Superior Wholesale Inventory Financing Trust,
Series 07-AE1, Class C,
3.418%, due 01/15/12(1)	700,000	624,730
Susquehanna Auto Lease Trust,
Series 06-1, Class A3,
5.210%, due 03/16/09(2)	1,573,721	1,579,590
Swift Master Auto Receivables Trust,
Series 07-1, Class A,
2.918%, due 06/15/12(1)	5,000,000	4,618,519
Terwin Mortgage Trust,
Series 06-1, Class 2M2,
4.250%, due 01/25/37(2),(3),(4)	1,250,000	36,875
Series 06-2HGS, Class A2,
4.500%, due 03/25/37(1),(2),(4)	400,000	140,182
World Omni Auto Receivables Trust,
Series 08-A, Class A1,
2.922%, due 03/16/09	4,000,000	4,002,032

Total asset-backed securities (cost $68,425,219)		56,748,965

Collateralized debt obligations—0.14%
Ansonia CDO Ltd.,
Series 06-1A, Class F,
6.755%, due 07/28/46(2),(4)	700,000	140,000
Commercial Industrial Finance Corp.,
Series 07-1A, Class A3L,
3.846%, due 05/10/21(1),(2),(4)	600,000	392,340
Duke Funding Ltd.,
Series 06-HG5A, Class C,
5.953%, due 07/03/50(1),(2),(4)	212,000	1,060

Total collateralized debt obligations (cost $1,511,978)		533,400

Commercial mortgage-backed securities—3.72%
Commercial Mortgage Pass-Through Certificates,
Series 06-C8, Class A4,
5.306%, due 12/10/46	2,500,000	2,428,102
Credit Suisse Mortgage Capital Certificates,
Series 06-TF2A, Class SVE,
3.368%, due 10/15/21(1),(2)	1,000,000	882,500
DLJ Commercial Mortgage Corp.,
Series 98-CF2, Class A1B,
6.240%, due 11/12/31	1,405,354	1,407,989
Host Marriott Pool Trust,
Series 99-HMTA, Class A,
6.980%, due 08/03/15(2)	1,102,061	1,130,733
Morgan Stanley Capital I,
Series 99-CAM1, Class A4,
7.020%, due 03/15/32(1)	1,471,547	1,483,191
TW Hotel Funding 2005 LLC,
Series 05-LUX, Class A1,
3.068%, due 01/15/21(1),(2)	1,216,390	1,174,317
Series 05-LUX, Class K,
4.018%, due 01/15/21(1),(2)	1,216,390	1,025,536
Wachovia Bank Commercial Mortgage Trust,
Series 07-WHL8, Class A1,
2.898%, due 06/15/20(1),(2),(4)	2,221,826	2,045,612
Series 07-ESH, Class A1,
3.268%, due 06/15/19(1),(2)	3,000,000	2,778,870

Total commercial mortgage-backed securities (cost $14,903,169)		14,356,850

Mortgage & agency debt securities—2.42%
Adjustable Rate Mortgage Trust,
Series 05-12, Class 2A1,
5.675%, due 03/25/36(1)	985,199	788,159
Countrywide Alternative Loan Trust,
Series 04-2CB, Class 1A1,
4.250%, due 03/25/34	110,297	106,385
First Horizon Alternative Mortgage Securities Trust,
Series 05-AA7, Class 2A1,
5.405%, due 09/25/35(1)	924,482	739,585
First Horizon Asset Securities, Inc.,
Series 06-AR1, Class 2A1,
5.855%, due 05/25/36(1)	1,449,026	1,359,981
IndyMac INDA Mortgage Loan Trust,
Series 06-AR3, Class 1A2,
5.339%, due 12/25/36(1)	1,697,912	1,451,715
MLCC Mortgage Investors, Inc.,
Series 06-3, Class 2A2,
6.081%, due 10/25/36(1)	1,317,294	1,252,253
Residential Accredit Loans, Inc.,
Series 05-QS13, Class 1A6,
5.500%, due 09/25/35	912,615	834,705
Residential Funding Mortgage Securitization I,
Series 06-SA3, Class 2A1,
5.961%, due 09/25/36(1)	664,700	638,336
Wells Fargo Mortgage Backed Securities Trust,
Series 05-AR2, Class 3A1,
4.935%, due 03/25/35(1)	1,135,996	1,064,675
Series 06-AR1, Class 2A2,
5.551%, due 03/25/36(1)	1,166,852	1,120,366

Total mortgage & agency debt securities (cost $10,072,531)		9,356,160

Total US bonds (cost $141,571,055)		124,803,762

International bonds—0.68%
International corporate bonds—0.28%
Cayman Islands—0.13%
Transocean, Inc.,
3.214%, due 09/05/08(1)	500,000	497,506

Japan—0.10%
Resona Bank Ltd.,
5.850%, due 04/15/16(1),(2),(6)	500,000	415,505

Luxembourg—0.05%
Telecom Italia Capital SA,
5.250%, due 11/15/13	200,000	186,878

Total international corporate bonds (cost $1,184,013)		1,099,889

International collateralized debt obligation—0.20%
Cayman Islands—0.20%
Credit-Based Asset Servicing and Securitization CBO Ltd.,
Series 15A, Class B,
3.540%, due 02/16/41(1),(2),(4)
(cost $750,000)	750,000	770,156

International mortgage & agency debt security—0.20%
United Kingdom—0.20%
Arkle Master Issuer PLC,
Series 06-1A, Class 4C,
3.550%, due 02/17/52(1),(2)
(cost $1,500,000)	1,500,000	753,891

Total international bonds (cost $3,434,013)		2,623,936

Total bonds (cost $145,005,068)		127,427,698

	Face amount
Short-term investments—67.75%
Certificates of deposit—3.64%
Barclays Bank PLC,
5.20%, due 06/16/08	3,800,000	3,818,924
Dexia Credit,
2.51%, due 06/20/08	5,000,000	4,996,950
State Street Bank & Trust Co.,
3.00%, due 05/28/08	5,250,000	5,251,797

Total certificates of deposit (cost $14,049,999)		14,067,671

Commercial paper—30.32%
Atlantic Asset Securitization LLC,
3.01%, due 04/18/08(7)	5,000,000	4,992,500
Bank of America,
2.59%, due 06/02/08(7)	5,000,000	4,977,425
Barton Capital Corp.,
3.06%, due 04/04/08(7)	5,000,000	4,998,306
Bryant Park Funding LLC,
2.81%, due 04/29/08(7),(8)	6,000,000	5,986,069
CBA (Delaware) Finance, Inc.,
3.04%, due 04/07/08(7)	5,000,000	4,997,054
Chariot Funding LLC,
2.71%, due 04/15/08(7),(8)	5,000,000	4,994,167
Falcon Asset Securitization Co. LLC,
3.17%, due 04/24/08(7),(8)	5,000,000	4,987,921
ING US Funding LLC,
2.83%, due 04/18/08(7)	5,000,000	4,992,629
International Lease Finance Corp.,
3.20%, due 04/04/08(7)	5,000,000	4,998,179
Jupiter Securitization Co. LLC,
2.91%, due 04/15/08(7),(8)	5,000,000	4,993,333
Kitty Hawk Funding Corp.
2.61%, due 05/12/08(7)	6,000,000	5,981,800
Nordea North America, Inc.,
2.86%, due 05/05/08(7)	5,000,000	4,985,404
Old Line Funding LLC,
3.16%, due 04/01/08(7),(8)	5,000,000	4,999,563
Ranger Funding Corp.,
2.81%, due 04/15/08(7),(8)	5,000,000	4,993,958
Regency Markets No. 1 LLC,
2.86%, due 04/18/08(7),(8)	6,000,000	5,991,165
Royal Bank of Canada,
2.97%, due 05/22/08(7)	5,000,000	4,980,948
San Paolo IMI US Financial Co.
2.87%, due 05/28/08(7)	4,400,000	4,380,630
Sheffield Receivables Corp.,
3.01%, due 05/09/08(7)	5,000,000	4,983,750
Societe Generale North America, Inc.,
2.47%, due 06/16/08(7)	5,000,000	4,971,000
Thunder Bay Funding LLC,
2.99%, due 04/25/08(7),(8)	5,000,000	4,989,418
Variable Funding LLC,
3.16%, due 04/08/08(7)	5,000,000	4,996,500
Windmill Funding Corp.,
2.97%, due 05/01/08(7)	5,000,000	4,987,255
Yorktown Capital Corp.,
2.86%, due 05/07/08(7)	5,000,000	4,985,083

Total commercial paper (cost $117,158,132)		117,144,057

Discount notes—14.19%
Federal Home Loan Bank,
2.08%, due 06/23/08(7)	30,000,000	29,860,289
Federal National Mortgage Association,
2.73%, due 04/30/08(7)	25,000,000	24,950,474

Total discount notes (cost $54,802,043)		54,810,763

	Shares
Investment company—19.22%
UBS U.S. Cash Management Prime Relationship Fund, 3.05%(9),(10)
(cost $74,249,490)	74,249,490	74,249,490

	Face amount
US government obligations—0.38%
US Treasury Bills,
2.82%, due 06/19/08(7),(11)
(cost $1,475,917)	$1,485,000	1,481,094

Total short-term investments (cost $261,735,581)		261,753,075

	Number of contracts
Options purchased—0.21%
Call options—0.21%
90 Day Sterling Interest Rate Futures, strike @ GBP 94.625,	239	80,043
expires June 2008*
90 Day Sterling Interest Rate Futures, strike @ GBP 95.00,	466	251,443
expires September 2008*
90 Day Euro-Dollar Futures, strike @ USD 97.50,	570	416,813
expires June 2008*
3 Month Euro-Euribor Interest Rate Futures, strike @ EUR 95.75,	239	37,732
expires June 2008*

Total options purchased (cost $922,106)		786,031

Total investments—100.94% (cost $407,662,755)		389,966,804
Liabilities, in excess of cash and other assets—(0.94)%		(3,613,019)

Net assets—100.00%		$386,353,785

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $407,662,755; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$827,444
Gross unrealized depreciation	(18,523,395)

Net unrealized depreciation	$(17,695,951)

*	Non-income producing security.
(1)	Floating rate security — The interest rate shown is the current rate as of March 31, 2008.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the value of these securities amounted to $23,307,066 or 6.03% of net assets.

(3)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2008. Maturity date disclosed is the ultimate maturity date.
(4)	Security is illiquid. At March 31, 2008, the value of these securities amounted to $5,139,982 or 1.33% of net assets.
(5)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2008, the value of these securities amounted to $414,996 or 0.11% of net assets.
(6)	Perpetual bond security. The maturity date reflects the next call date.
(7)	The rate shown is the effective yield at the date of purchase.
(8)

Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the value of these securities amounted to $41,935,594 or 10.85% of net assets.

(9)	The rate shown reflects the yield at March 31, 2008.
(10)	Investment in affiliated mutual fund.
(11)	Security, or portion thereof, was delivered to cover margin requirements for futures contracts.

CBO	Collateralized bond obligations
CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
GSAMP	Goldman Sachs Alternative Mortgage Product
MLCC	Merrill Lynch Credit Corp.
RAAC	Redevelopment Authority of Allegheny County

Restricted securities

Securities	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets	03/31/08 Market value	03/31/08 Market value as a percentage of net assets
Ansonia CDO Ltd,
Series 06-1A, Class F, 6.755%, due 07/28/46	10/25/06	$699,978	0.18%	$140,000	0.04%
Commercial Industrial Finance Corp.,
Series 07-1A, Class A3L, 3.846%, due 05/10/21	01/26/07	600,000	0.16	392,340	0.10
Credit-Based Asset Servicing and Securitization CBO Ltd.,
Series 15A, Class B, 3.540%, due 02/16/41	01/25/06	750,000	0.19	770,156	0.20
Duke Funding Ltd.,
Series 06-HG5A, Class C, 5.953%, due 07/03/50	05/26/06	212,000	0.05	1,060	0.00 (1)
RAAC Series,
Series 06-RP1, Class M4, 4.474%, due 10/25/45	03/06/06	356,387	0.09	35,639	0.01
Terwin Mortgage Trust,
Series 06-1, Class 2M2, 4.250%, due 01/25/37	12/22/05	1,159,996	0.30	36,875	0.01
Series 06-2HGS, Class A2, 4.500%, due 03/25/37	01/19/06	390,332	0.10	140,182	0.03
Wachovia Bank Commercial Mortgage Trust,
Series 07-WHL8, Class A1, 2.898%, due 06/15/20	06/15/07	2,221,826	0.58	2,045,612	0.53

		$6,390,519	1.65%	$3,561,864	0.92%

(1)	Amount represents less than 0.005%

Futures contracts

UBS Absolute Return Investment Grade Bond Relationship Fund had the following open futures contracts as of March 31, 2008:

	Expiration dates	Cost/ proceeds	Value	Unrealized appreciation/ (depreciation)
US treasury futures buy contracts:
2 Year US Treasury Notes, 150 contracts (USD)	June 2008	$32,006,487	$32,198,438	191,951
10 Year US Treasury Notes, 123 contracts (USD)	June 2008	14,521,882	14,631,234	109,352

US treasury futures sell contracts:
2 Year US Treasury Notes, 225 contracts (USD)	June 2008	48,359,504	48,297,656	61,848
5 Year US Treasury Notes, 290 contracts (USD)	June 2008	33,043,340	33,127,969	(84,629)
10 Year US Treasury Notes, 433 contracts (USD)	June 2008	49,615,010	51,506,703	(1,891,693)

Interest rate futures buy contracts:
90 Day Euro-Dollar, 375 contracts (USD)	April 2008	91,571,079	91,350,000	(221,079)

Interest rate futures sell contracts:
90 Day Euro-Dollar, 4 contracts (USD)	June 2008	946,635	977,300	(30,665)
90 Day Euro-Dollar, 4 contracts (USD)	September 2008	956,339	979,050	(22,711)

Net unrealized depreciation on futures contracts				$(1,887,626)

The segregated aggregate market value of investments and cash collateral delivered to cover margin requirements for the open futures positions at March 31, 2008 was $2,481,094.

Currency type abbreviation:

USD United States Dollar

Options written

UBS Absolute Return Investment Grade Bond Relationship Fund had the following open written options as of March 31, 2008.

	Expiration dates	Premiums received	Value
Call options written
One Year Euro-Dollar Mid-Curve Futures, 380 contracts, strike @ USD 97.50	June 2008	350,691	368,125
One Year Sterling Mid-Curve Futures, 373 contracts, strike @ GBP 94.75	September 2008	324,578	226,709
Three Month Euro Euribor Interest Rate Futures, 239 contracts, strike @ EUR 95.875	June 2008	102,949	23,583
Three Month Sterling Interest Rate Futures, 239 contracts, strike @ GBP 94.75	June 2008	71,324	59,291

Total options written		$849,542	$677,708

Currency type abbreviations:

EUR Euro

GBP Great Britain Pound

USD United States Dollar

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2008

Bonds
US bonds
US corporate bonds
Capital markets	1.44%
Commercial banks	1.28
Computers & peripherals	1.04
Construction materials	0.12
Consumer finance	1.30
Diversified financial services	1.98
Food & staples retailing	0.38
Gas utilities	0.09
Household durables	0.10
Insurance	1.29
Multi-utilities	0.12
Oil, gas & consumable fuels	0.45
Road & rail	0.39
Thrifts & mortgage finance	1.36

Total US corporate bonds	11.34
Asset-backed securities	14.68
Collateralized debt obligations	0.14
Commercial mortgage-backed securities	3.72
Mortgage & agency debt securities	2.42

Total US bonds	32.30

International bonds
International corporate bonds
Commercial banks	0.10
Diversified telecommunication services	0.05
Energy equipment & services	0.13

Total international corporate bonds	0.28
International collateralized debt obligation	0.20
International mortgage & agency debt security	0.20

Total international bonds	0.68

Total bonds	32.98
Short-term investments	67.75
Options purchased	0.21

Total investments	100.94
Liabilities, in excess of cash and other assets	(0.94)

Net assets	100.00%

UBS Corporate Bond Relationship Fund — Portfolio of investments

March 31, 2008 (unaudited)

	Face amount	Value
Bonds — 95.33%
US bonds — 85.42%
US corporate bonds — 85.42%
Abbott Laboratories,
5.600%, due 11/30/17	$14,770,000	$15,452,389
6.150%, due 11/30/37	3,120,000	3,223,774
Alcoa, Inc.,
5.950%, due 02/01/37	5,000,000	4,505,920
Allergan, Inc.,
5.750%, due 04/01/16	9,300,000	9,582,041
American General Finance Corp.,
4.875%, due 07/15/12	5,350,000	5,161,289
Anadarko Petroleum Corp.,
5.950%, due 09/15/16	3,525,000	3,645,372
Anheuser-Busch Cos., Inc.,
6.500%, due 05/01/42	3,350,000	3,576,416
AOL Time Warner, Inc.,
6.875%, due 05/01/12	11,860,000	12,243,517
AT&T, Inc.,
6.500%, due 09/01/37	4,825,000	4,772,851
Bank of America Corp.,
5.420%, due 03/15/17	17,600,000	17,457,387
5.750%, due 12/01/17	2,845,000	2,944,128
Bank One Corp.,
7.875%, due 08/01/10	5,310,000	5,674,319
Bear Stearns Cos., Inc.,
7.250%, due 02/01/18	9,135,000	9,440,027
BellSouth Corp.,
6.550%, due 06/15/34	2,500,000	2,455,780
Bristol-Myers Squibb Co.,
5.875%, due 11/15/36	4,240,000	4,100,165
Burlington Northern Santa Fe Corp.,
7.082%, due 05/13/29	1,375,000	1,457,897
Caterpillar Financial Services Corp.,
5.450%, due 04/15/18	2,420,000	2,461,895
Citigroup, Inc.,
5.625%, due 08/27/12	3,685,000	3,648,515
6.125%, due 11/21/17	17,075,000	17,049,797
6.875%, due 03/05/38	5,575,000	5,571,058
Comcast Cable Communications LLC,
6.750%, due 01/30/11	7,015,000	7,293,229
Comcast Corp.,
6.300%, due 11/15/17	12,000,000	12,145,560
Countrywide Financial Corp.,
3.196%, due 04/30/08(1)	1,100,000	1,093,750
3.345%, due 05/05/08(1)	3,350,000	3,328,265
Countrywide Home Loans, Inc.,
3.250%, due 05/21/08	14,850,000	14,563,395
CRH America, Inc.,
6.000%, due 09/30/16	2,500,000	2,378,733
CVS Caremark Corp.,
5.750%, due 06/01/17	8,655,000	8,789,680
Dominion Resources, Inc.,
Series B,
5.950%, due 06/15/35	3,325,000	3,139,904
DTE Energy Co.,
6.350%, due 06/01/16	2,720,000	2,828,446
Duke Capital LLC,
5.668%, due 08/15/14	2,670,000	2,684,610
Energy Transfer Partners LP,
7.500%, due 07/01/38	4,075,000	4,085,326
Enterprise Products Operating LP,
Series B, 6.875%, due 03/01/33	3,075,000	3,054,803
ERAC USA Finance Co.,
7.000%, due 10/15/37(2)	4,525,000	3,719,867
8.000%, due 01/15/11(2)	1,660,000	1,770,886
Exelon Generation Co. LLC,
5.350%, due 01/15/14	8,395,000	8,198,767
Florida Power Corp.,
6.350%, due 09/15/37	1,020,000	1,059,925

Ford Motor Credit Co. LLC,
5.800%, due 01/12/09	37,945,000	36,149,670
Fortune Brands, Inc.,
5.375%, due 01/15/16	9,125,000	8,623,435
General Electric Capital Corp.,
5.625%, due 09/15/17	4,930,000	5,044,667
5.875%, due 01/14/38	11,620,000	11,200,030
6.000%, due 06/15/12	22,990,000	24,511,938
General Electric Co.,
5.250%, due 12/06/17	3,575,000	3,570,067
GMAC LLC,
6.875%, due 09/15/11	6,365,000	4,871,542
Goldman Sachs Group, Inc.,
6.750%, due 10/01/37	4,010,000	3,730,635
Hartford Financial Services Group, Inc.,
6.300%, due 03/15/18	8,990,000	9,007,054
HSBC Bank USA N.A.,
5.625%, due 08/15/35	7,425,000	6,445,850
HSBC Finance Corp.,
6.750%, due 05/15/11	8,100,000	8,402,932
ICI Wilmington, Inc.,
4.375%, due 12/01/08	6,100,000	6,131,586
International Lease Finance Corp.,
3.500%, due 04/01/09	18,650,000	18,370,045
JP Morgan Chase Capital XXV,
6.800%, due 10/01/37	2,800,000	2,558,296
Kinder Morgan Energy Partners LP,
5.125%, due 11/15/14	5,125,000	5,035,938
5.800%, due 03/15/35	11,020,000	9,321,113
7.400%, due 03/15/31	2,675,000	2,780,569
Kroger Co.,
6.900%, due 04/15/38	2,625,000	2,664,979
Lehman Brothers Holdings, Inc.,
5.500%, due 04/04/16	2,330,000	2,184,799
6.750%, due 12/28/17	6,000,000	5,767,890
7.000%, due 09/27/27	10,825,000	10,005,883
Merrill Lynch & Co., Inc.,
5.700%, due 05/02/17	4,700,000	4,464,718
MetLife, Inc.,
5.000%, due 11/24/13	6,600,000	6,910,424
MidAmerican Energy Holdings Co.,
5.950%, due 05/15/37	3,600,000	3,372,178
Morgan Stanley,
5.375%, due 10/15/15	7,350,000	6,974,636
6.625%, due 04/01/18	4,275,000	4,276,505
6.750%, due 04/15/11	12,315,000	12,908,718
New Cingular Wireless Services, Inc.,
8.750%, due 03/01/31	4,625,000	5,612,872
Pacific Gas & Electric Co.,
6.050%, due 03/01/34	3,575,000	3,504,690
PPL Energy Supply LLC,
6.000%, due 12/15/36	1,800,000	1,468,381
Series A,
6.400%, due 11/01/11	6,050,000	6,210,918
Prologis,
5.625%, due 11/15/15	3,700,000	3,377,238
PSEG Power LLC,
6.950%, due 06/01/12	11,815,000	12,638,742
Residential Capital LLC,
3.490%, due 06/09/08(1)	10,225,000	8,077,750
7.625%, due 11/21/08(3)	3,390,000	2,254,350
8.375%, due 06/30/10	25,675,000	12,901,687
Schering-Plough Corp.,
6.550%, due 09/15/37	4,550,000	4,381,832
Sprint Capital Corp.,
6.875%, due 11/15/28	11,265,000	8,392,425
Target Corp.,
6.500%, due 10/15/37	1,800,000	1,740,420
Teva Pharmaceutical Finance LLC,
5.550%, due 02/01/16	4,255,000	4,284,160
UnitedHealth Group, Inc.,
6.875%, due 02/15/38	5,325,000	5,087,793
Valero Energy Corp.,
6.625%, due 06/15/37	8,205,000	7,842,864
7.500%, due 04/15/32	2,625,000	2,732,727

Verizon New York, Inc.,
Series B,
7.375%, due 04/01/32	4,800,000	5,017,512
Wachovia Bank N.A.,
5.850%, due 02/01/37	3,430,000	2,895,555
Wachovia Corp.,
5.300%, due 10/15/11	4,650,000	4,694,812
Washington Mutual Bank,
3.490%, due 05/20/13(1)	4,525,000	3,469,313
5.500%, due 01/15/13	16,075,000	12,779,625
Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17(1),(2),(4)	8,300,000	6,349,500
Wells Fargo Bank N.A.,
5.950%, due 08/26/36	7,775,000	7,640,493
Weyerhaeuser Co.,
6.750%, due 03/15/12	7,900,000	8,306,250

Total US corporate bonds
(cost $611,058,816)		581,507,689

International bonds — 9.91%
International corporate bonds — 9.91%
Canada — 1.54%
Canadian National Resources Ltd.,
6.750%, due 02/01/39	10,295,000	10,505,697

Cayman Islands — 1.07%
Transocean, Inc.,
6.800%, due 03/15/38	5,695,000	5,817,790
7.500%, due 04/15/31	1,345,000	1,482,154

		7,299,944

Luxembourg — 2.18%
Telecom Italia Capital SA,
5.250%, due 11/15/13	15,900,000	14,856,801

Switzerland — 2.58%
Credit Suisse,
6.000%, due 02/15/18	17,600,000	17,557,989

United Kingdom — 2.54%
Abbey National PLC,
7.950%, due 10/26/29	1,850,000	1,980,950
AstraZeneca PLC,
6.450%, due 09/15/37	3,305,000	3,546,212
Royal Bank of Scotland Group PLC,
7.640%, due 09/29/17(1),(4)	6,700,000	5,769,973
9.118%, due 03/31/10(4)	2,900,000	2,925,561
SABMiller PLC,
6.500%, due 07/01/16(2)	2,805,000	3,040,822

		17,263,518

Total international corporate bonds
(cost $69,518,870)		67,483,949

Total bonds
(cost $680,577,686)		648,991,638

	Shares
Short-term investment — 4.04%
Other — 4.04%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 3.06%(5),(6)
(cost $27,460,405)	27,460,405	27,460,405

Total investments— 99.37%
(cost $708,038,091)		676,452,043
Cash and other assets, less liabilities — 0.63%		4,299,550

Net assets — 100.00%		$680,751,593

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $708,038,091; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$6,077,681
Gross unrealized depreciation	(37,663,729)

Net unrealized depreciation	$(31,586,048)

(1)	Floating rate security — The interest rate shown is the current rate as of March 31, 2008.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At March 31, 2008, the value of these securities amounted to $14,881,075 or 2.19% of net assets.

(3)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2008. Maturity date disclosed is the ultimate maturity date.
(4)	Perpetual bond security. The maturity date reflects the next call date.
(5)	Investment in affiliated mutual fund.
(6)	The rate shown reflects the yield at March 31, 2008.

GMAC General Motors Acceptance Corp.

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2008

Bonds
US bonds
US corporate bonds
Beverages	0.53%
Capital markets	9.15
Chemicals	0.90
Commercial banks	4.02
Construction materials	0.35
Consumer finance	10.72
Diversified financial services	13.20
Diversified telecommunication services	3.03
Electric utilities	1.80
Food & staples retailing	1.68
Gas utilities	0.39
Health care providers & services	0.75
Household durables	1.27
Industrial conglomerates	0.52
Insurance	2.34
Media	4.65
Metals & mining	0.66
Multiline retail	0.26
Multi-utilities	4.43
Oil, gas & consumable fuels	5.66
Paper & forest products	1.22
Pharmaceuticals	6.03
Real estate investment trusts (REITs)	0.50
Road & rail	1.02
Thrifts & mortgage finance	9.52
Wireless telecommunication services	0.82

Total US corporate bonds	85.42

International bonds
International corporate bonds
Beverages	0.45
Commercial banks	3.86
Diversified telecommunication services	2.18
Energy equipment & services	1.07
Oil, gas & consumable fuels	1.54
Pharmaceuticals	0.52
Thrifts & mortgage finance	0.29

Total international corporate bonds	9.91

Total bonds	95.33
Short-term investment	4.04

Total investments	99.37
Cash and other assets, less liabilities	0.63

Net assets	100.00%

UBS High Yield Relationship Fund — Portfolio of investments

March 31, 2008 (unaudited)

	Face amount	Value
Bonds — 57.64%
US bonds — 52.60%
US corporate bonds — 45.15%
AAC Group Holding Corp.,
0.000%, due 10/01/12(1)	$1,000,000	$810,000
Abitibi-Consolidated Finance LP,
7.875%, due 08/01/09	6,533,000	5,487,720
Activant Solutions, Inc.,
9.500%, due 05/01/16	250,000	210,000
AES Corp.,
8.000%, due 10/15/17	9,850,000	9,973,125
Affinion Group, Inc.,
10.125%, due 10/15/13	600,000	596,250
Ahern Rentals, Inc.,
9.250%, due 08/15/13	2,925,000	2,318,063
AK Steel Corp.,
7.750%, due 06/15/12	1,575,000	1,588,781
American Rock Salt Co. LLC,
9.500%, due 03/15/14	800,000	820,000
AmeriQual Group LLC and AmeriQual Finance Corp.,
9.500%, due 04/01/12(2)	1,375,000	893,750
ARAMARK Corp.,
6.739%, due 02/01/15(3)	7,025,000	6,199,562
ArvinMeritor, Inc.,
8.125%, due 09/15/15	1,900,000	1,548,500
Axcan Intermediate Holdings, Inc.,
9.250%, due 03/01/15(2)	2,750,000	2,715,267
Baker & Taylor, Inc.,
11.500%, due 07/01/13(2)	425,000	383,031
Bausch & Lomb, Inc.,
9.875%, due 11/01/15(2)	525,000	534,188
Boise Cascade LLC,
7.125%, due 10/15/14	8,600,000	8,019,500
Bowater, Inc.,
9.000%, due 08/01/09	2,650,000	2,226,000
Brookstone Co., Inc.,
12.000%, due 10/15/12	300,000	276,000
Buckeye Technologies, Inc.,
8.000%, due 10/15/10	997,000	995,754
Cadmus Communications Corp.,
8.375%, due 06/15/14	1,275,000	1,020,000
Caesars Entertainment, Inc.,
7.875%, due 03/15/10	4,000,000	3,750,000
8.125%, due 05/15/11	800,000	672,000
Carriage Services, Inc.,
7.875%, due 01/15/15	1,150,000	1,118,375
Cellu Tissue Holdings, Inc.,
9.750%, due 03/15/10	1,100,000	1,017,500
Century Aluminum Co.,
7.500%, due 08/15/14	750,000	727,500
Cenveo Corp.,
7.875%, due 12/01/13	550,000	445,500
Chesapeake Energy Corp.,
6.625%, due 01/15/16	5,400,000	5,292,000
Chukchansi Economic Development Authority,
8.000%, due 11/15/13(2)	875,000	787,500
Circus & Eldorado Joint Venture/Silver Legacy Capital Corp.,
10.125%, due 03/01/12	500,000	503,750
Citizens Communications Co.,
9.000%, due 08/15/31	500,000	437,500
CMP Susquehanna Corp.,
9.875%, due 05/15/14	750,000	517,500
Coleman Cable, Inc.,
9.875%, due 10/01/12	450,000	373,500
Community Health Systems, Inc.,
8.875%, due 07/15/15	5,850,000	5,871,937
Comstock Resources, Inc.,

6.875%, due 03/01/12	750,000	720,000
Countrywide Financial Corp.,
3.345%, due 05/05/08(3)	350,000	347,729
Countrywide Home Loans, Inc.,
3.250%, due 05/21/08	8,725,000	8,556,607
CPG International I, Inc.,
11.468%, due 07/01/12(3)	370,000	299,700
CSC Holdings, Inc.,
Series B,
7.625%, due 04/01/11	800,000	791,000
8.125%, due 08/15/09	675,000	681,750
Da-Lite Screen Co., Inc.,
9.500%, due 05/15/11	625,000	568,750
Dayton Superior Corp.,
13.000%, due 06/15/09	5,332,000	4,638,840
Deluxe Corp.,
5.000%, due 12/15/12	1,425,000	1,205,906
7.375%, due 06/01/15	150,000	139,875
Dycom Industries, Inc.,
8.125%, due 10/15/15	600,000	564,000
Dynegy Holdings, Inc.,
8.375%, due 05/01/16	800,000	792,000
Echostar DBS Corp.,
6.625%, due 10/01/14	11,835,000	10,769,850
Edison Mission Energy,
7.625%, due 05/15/27	6,150,000	5,781,000
Ford Motor Credit Co. LLC,
7.375%, due 10/28/09	7,475,000	6,810,719
Freescale Semiconductor, Inc.,
8.875%, due 12/15/14	1,225,000	958,563
10.125%, due 12/15/16	720,000	486,000
General Motors Corp.,
7.200%, due 01/15/11	4,975,000	4,154,125
Glatfelter,
7.125%, due 05/01/16	225,000	221,063
GMAC LLC,
7.250%, due 03/02/11	7,775,000	6,121,763
8.000%, due 11/01/31	500,000	358,346
Gulfmark Offshore, Inc.,
7.750%, due 07/15/14	1,000,000	1,015,000
Harland Clarke Holdings Corp.,
7.815%, due 05/15/15(3)	5,675,000	3,518,500
9.500%, due 05/15/15	3,300,000	2,425,500
Harrah’s Operating Co., Inc.,
5.500%, due 07/01/10	2,770,000	2,423,750
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co.,
8.875%, due 04/01/15(2),(4)	2,700,000	2,754,000
HCA, Inc.,
9.125%, due 11/15/14	300,000	309,000
9.250%, due 11/15/16	4,150,000	4,305,625
Helix Energy Solutions Group, Inc.,
9.500%, due 01/15/16(2)	6,250,000	6,250,000
Hercules, Inc.,
6.500%, due 06/30/29	500,000	400,000
Interface, Inc.,
10.375%, due 02/01/10	1,000,000	1,045,000
Jacobs Entertainment, Inc.,
9.750%, due 06/15/14	4,650,000	3,487,500
Jefferson Smurfit Corp.,
8.250%, due 10/01/12	825,000	743,531
Kansas City Southern Railway Co.,
7.500%, due 06/15/09	1,000,000	1,015,000
Key Energy Services, Inc.,
8.375%, due 12/01/14(2)	725,000	723,188
Land O’ Lakes, Inc.,
8.750%, due 11/15/11	225,000	230,625
Landry’s Restaurants, Inc.,
9.500%, due 12/15/14	1,000,000	975,000
Lehman Brothers Holdings, Inc.,
6.500%, due 07/19/17	900,000	854,681
LIN Television Corp.
6.500%, due 05/15/13	5,150,000	4,776,625
Mediacom LLC/Mediacom Capital Corp.,

9.500%, due 01/15/13	1,350,000	1,242,000
Mirant Americas Generation LLC,
8.300%, due 05/01/11	1,050,000	1,071,000
9.125%, due 05/01/31	675,000	612,563
Mirant North America LLC,
7.375%, due 12/31/13	250,000	252,500
Momentive Performance Materials, Inc.,
9.750%, due 12/01/14	2,825,000	2,535,437
10.125%, due 12/01/14(4)	1,300,000	1,131,000
MTR Gaming Group, Inc.,
9.000%, due 06/01/12	625,000	543,750
9.750%, due 04/01/10	1,000,000	965,000
Neenah Foundary Co.,
9.500%, due 01/01/17	810,000	558,900
NewPage Corp.
12.000%, due 05/01/13	750,000	751,875
Nexstar Broadcasting, Inc.,
7.000%, due 01/15/14	700,000	602,875
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc.,*
11.375%, due 04/01/13(1)	4,050,000	3,933,562
Nextel Communications,
7.375%, due 08/01/15	4,000,000	3,080,000
NGPL PipeCo. LLC,
7.119%, due 12/15/17(2)	5,250,000	5,430,810
NRG Energy, Inc.,
7.375%, due 02/01/16	350,000	343,000
7.375%, due 01/15/17	750,000	729,375
Owens-Illinois, Inc.,
7.500%, due 05/15/10	1,000,000	1,022,500
Pantry, Inc.,
7.750%, due 02/15/14	1,250,000	1,100,000
Pokagon Gaming Authority,
10.375%, due 06/15/14(2)	652,000	687,860
Prestige Brands, Inc.,
9.250%, due 04/15/12	1,000,000	965,000
Psychiatric Solutions, Inc.,
7.750%, due 07/15/15	900,000	895,500
Qwest Communications International, Inc.,
7.250%, due 02/15/11	500,000	480,000
R.H. Donnelley Corp.,
Series A-3,
8.875%, due 01/15/16	1,850,000	1,170,125
Realogy Corp.,
10.500%, due 04/15/14(2)	425,000	285,813
12.375%, due 04/15/15(2)	425,000	189,125
Reliant Energy, Inc.,
6.750%, due 12/15/14	5,540,000	5,636,950
Residential Capital LLC,
3.490%, due 06/09/08(3)	2,300,000	1,817,000
Riddell Bell Holdings, Inc.,
8.375%, due 10/01/12	875,000	710,938
River Rock Entertainment Authority,
9.750%, due 11/01/11	1,000,000	995,000
San Pasqual Casino,
8.000%, due 09/15/13(2)	750,000	699,375
Sanmina-SCI Corp.,
5.550%, due 06/15/14(2),(3)	1,080,000	972,000
8.125%, due 03/01/16	650,000	575,250
Sheridan Group, Inc.,
10.250%, due 08/15/11	1,175,000	1,035,469
Sinclair Television Group, Inc.,
8.000%, due 03/15/12	551,000	556,510
Southwestern Energy Co.,
7.500%, due 02/01/18(2)	620,000	641,700
SPX Corp.,
7.625%, due 12/15/14(2)	1,500,000	1,545,000
Stanadyne Corp.,
Series 1,
10.000%, due 08/15/14	775,000	705,250
Terra Capital, Inc.,
Series B,
7.000%, due 02/01/17	600,000	591,750
Texas Competitive Electric Holdings Co. LLC,
10.250%, due 11/01/15(2)	4,125,000	4,109,531

Tropicana Entertainment LLC/Tropicana Finance Corp.,
9.625%, due 12/15/14	1,250,000	648,438
Tube City IMS Corp.,
9.750%, due 02/01/15	625,000	550,000
Tunica-Biloxi Gaming Authority,
9.000%, due 11/15/15(2)	725,000	703,250
Unisys Corp.,
8.000%, due 10/15/12	1,900,000	1,634,000
United Rentals North America, Inc.,
6.500%, due 02/15/12	3,475,000	3,144,875
7.750%, due 11/15/13	6,500,000	5,297,500
UnitedHealth Group, Inc.,
6.000%, due 02/15/18	1,765,000	1,728,848
Universal Hospital Services, Inc.,
8.288%, due 06/01/15(3)	130,000	115,700
8.500%, due 06/01/15(4)	130,000	130,000
Univision Communications, Inc.,
7.850%, due 07/15/11	350,000	310,625
9.750%, due 03/15/15(2),(4)	5,250,000	3,176,250
US Concrete, Inc.,
8.375%, due 04/01/14	7,719,000	6,059,415
Verso Paper Holdings LLC and Verso Paper, Inc.,
9.125%, due 08/01/14	1,350,000	1,302,750
Vertis, Inc., Series B,
10.875%, due 06/15/09	775,000	267,375
Washington Mutual Bank,
3.193%, due 08/25/08(3)	4,750,000	4,566,184
4.500%, due 08/25/08	6,175,000	6,054,575
Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17(2),(3),(5)	6,700,000	5,125,500
Whiting Petroleum Corp.,
7.250%, due 05/01/12	1,155,000	1,140,563
Wind Acquisition Finance SA,
10.750%, due 12/01/15(2)	850,000	867,000
Windstream Corp.,
8.625%, due 08/01/16	700,000	687,750
Xerox Capital Trust I,
8.000%, due 02/01/27	6,480,000	6,396,492

Total US corporate bonds
(cost $284,575,952)		261,428,547

US government obligations — 7.45%
US Treasury Notes,
4.625%, due 02/15/17
(cost $41,909,294)	39,275,000	43,138,050

Total US bonds
(cost $326,485,246)		304,566,597

International bonds — 5.04%
International corporate bonds — 5.04%
Bermuda — 0.96%
Intelsat Subsidiary Holding Co., Ltd.,
8.625%, due 01/15/15	300,000	302,250
Petroplus Finance Ltd.,
7.000%, due 05/01/17(2)	5,900,000	5,265,750

		5,568,000

Canada — 2.57%
Abitibi-Consolidated, Inc.,
6.950%, due 04/01/08	3,300,000	3,299,188
8.550%, due 08/01/10	1,175,000	675,625
Ainsworth Lumber Co., Ltd.,
7.250%, due 10/01/12	325,000	186,875
Bowater Canada Finance Corp.,
7.950%, due 11/15/11	1,475,000	1,010,375
Great Canadian Gaming Corp.,
7.250%, due 02/15/15 (2)	200,000	190,250
Millar Western Forest Products Ltd.,
7.750%, due 11/15/13	1,000,000	675,000
Quebecor Media, Inc.,
7.750%, due 03/15/16	600,000	547,500
Quebecor World Capital Corp.,
4.875%, due 11/15/08 (6)	7,900,000	3,239,000
8.750%, due 03/15/16 (2),(6)	1,340,000	636,500
Stone Container Finance,
7.375%, due 07/15/14	5,325,000	4,419,750

		14,880,063

Netherlands — 1.43%
Clondalkin Acquisition BV,
4.800%, due 12/15/13(2),(3)	7,625,000	6,252,500
Ford Capital BV,
9.500%, due 06/01/10	800,000	720,000
Montell Finance Co. BV,
8.100%, due 03/15/27(2)	850,000	565,250
NXP BV/NXP Funding LLC,
7.875%, due 10/15/14	300,000	274,500
9.500%, due 10/15/15	300,000	246,750
Sensata Technologies BV
8.000%, due 05/01/14	250,000	220,000

		8,279,000

United Kingdom — 0.08%
Ineos Group Holdings PLC,
8.500%, due 02/15/16(2)	600,000	466,500

Total international bonds
(cost $37,535,875)		29,193,563

Total bonds
(cost $364,021,121)		333,760,160

	Shares
Equities — 0.00%(7)
US Equities — 0.00%(7)
Media — 0.00%(7)
Pegasus Communications Corp., Class A*	1	264
Xanadoo Co.*	23	10,120

Total US equities
(cost $86,272)		10,384

	Number of warrants
Warrants — 0.00%
Dayton Superior Corp., strike @ USD 0.01, expires 06/15/09*(2),(8),(9)	1,500	0
HF Holdings, Inc., strike @ USD 1.00, expires 9/27/09*(2),(8)	8,680	0
Pliant Corp., strike @ USD 0.01, expires 12/07/10*(2),(8),(9)	5	0

Total warrants
(cost $4,746,048)		0

	Shares
Short-term investments — 42.88%
Other — 26.47%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 3.06%(10),(11)
(cost $153,297,363)	153,297,363	153,297,363

	Face amount
Repurchase agreement — 16.41%
Repurchase agreement dated 03/31/08 with Goldman Sachs, Inc., 2.250%, due 04/01/08 collateralized by $84,720,000 Federal Home Loan Bank obligations, 3.750% to 5.000%, due 10/02/09 to 12/16/16; $10,727,000 Freddie Mac obligations, 5.750%, due 04/15/08;
(value - $96,900,371); proceeds: $95,005,938
(cost $95,000,000)	95,000,000	95,000,000

Total short-term investments
(cost $248,297,363)		248,297,363

Total investments — 100.52%
(cost $617,150,804)		582,067,907
Liabilities, in excess of cash and other assets — (0.52)%		(3,001,577)

Net assets — 100.00%		$579,066,330

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $617,150,804; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$2,392,023
Gross unrealized depreciation	(37,474,920)

Net unrealized depreciation	$(35,082,897)

*	Non-income producing security.
(1)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2008. Maturity date disclosed is the ultimate maturity date.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the value of these securities amounted to $52,850,888 or 9.13% of net assets.
(3)	Floating rate security — The interest rate shown is the current rate as of March 31, 2008.
(4)	Payment-in-kind security — Income may be paid in cash or additional notes, at the discretion of the issuer.
(5)	Perpetual bond security. The maturity date reflects the next call date.
(6)	Security is in default.
(7)	Amount represents less than 0.005%.
(8)	Security is illiquid. At March 31, 2008, the value of these securities amounted to $0 or 0.00% of net assets.
(9)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2008, the value of these securities amounted to $0 or 0.00% of net assets.
(10)	Investment in affiliated mutual fund.
(11)	The rate shown reflects the yield at March 31, 2008.
GMAC	General Motors Acceptance Corp.

Restricted securities

Securities	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets	03/31/08 Market value	03/31/08 Market value as a percentage of net assets
Dayton Superior Corp., strike @ USD 0.01, expires 06/15/09	08/17/00	$0	0.00%	$0	0.00%
HF Holdings, Inc., strike @ USD 1.00, expires 09/27/09	01/08/01	4,746,048	1.20	0	0.00
Pliant Corp., strike @ USD 0.01, expires 06/01/10	11/27/00	0	0.00	0	0.00

		$4,746,048	1.20%	$0	0.00%

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2008

Bonds
US bonds
US corporate bonds
Aerospace/defense	0.48%
Automotive	1.11
Banks & thrifts	2.72
Broadcasting	2.31
Building materials	2.14
Cable	0.47
Capital goods	1.34
Chemicals	0.80
Consumer products	0.53
Containers	0.30
Diversified financial services	4.29
Diversified media	0.26
Energy	3.67
Food/beverage/tobacco	0.19
Gaming	2.91
Healthcare	3.06
Metals/mining	0.36
Non-food & drug retailers	0.24
Paper	3.46
Printing & publishing	1.94
Railroads	0.18
Real estate management & development	0.08
Restaurants	0.17
Services	1.86
Steel	0.37
Technology	2.04
Telecommunications	2.82
Transportation ex air/rail	0.18
Utilities	4.87

Total US corporate bonds	45.15
US government obligations	7.45

Total US bonds	52.60

International bonds
International corporate bonds
Automotive	0.13
Capital goods	1.12
Chemicals	0.18
Commercial services & supplies	0.11
Containers	0.76
Diversified media	0.09
Energy	0.91
Gaming	0.03
Paper	1.01
Printing & publishing	0.56
Technology	0.09
Telecommunications	0.05

Total international corporate bonds	5.04

Total bonds	57.64
Equities	0.00 (1)
Warrants	0.00
Short-term investments	42.88

Total investments	100.52
Liabilities, in excess of cash and other assets	(0.52)

Net assets	100.00%

(1)	Amount represents less than 0.005%.

UBS Opportunistic Loan Relationship Fund — Portfolio of investments

March 31, 2008 (unaudited)

	Face amount	Value
Loan assignment — 9.07%
Electric utilities — 9.07%
Texas Competitive Electric Holdings Company, LLC,
Initial Tranche B-2 Term Loan, due 10/10/14(1)
(cost $2,735,149)	$2,992,481	$2,723,499

	Shares
Short-term investment — 99.93%
Investment company — 99.93%
UBS U.S. Cash Management Prime Relationship Fund, 3.05%(2),(3)
(cost $30,000,020)	30,000,020	30,000,020

Total investments — 109.00%
(cost $32,735,169)		32,723,519
Liabilities, in excess of cash and other assets — (9.00)%		(2,701,671)

Net assets — 100.00%		$30,021,848

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $32,735,169; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$—
Gross unrealized depreciation	(11,650)

Net unrealized depreciation	$(11,650)

(1)	This trade has not yet settled and, as such, a coupon rate has not yet been assigned as of March 31, 2008.
(2)	Investment in affiliated mutual fund.
(3)	The rate shown reflects the yield at March 31, 2008.

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2008

Loan assignment
Electric utilities	9.07%
Short-term investment	99.93

Total investments	109.00
Liabilities, in excess of cash and other assets	(9.00)

Net assets	100.00%

UBS Opportunistic Emerging Markets Debt Relationship Fund — Portfolio of investments

March 31, 2008 (unaudited)

	Face amount		Value
International bonds — 75.62%
Argentina — 26.57%
Argentina Prestamos Garantizadad,
3.130%, due 01/14/09(1)	ARS	1,800,000	$647,666
3.130%, due 05/15/09(1)		1,912,922	1,690,554
Fideicomiso Financiero Pagan IV,
4.000%, due 12/22/11		9,000,000	2,954,266
Republic of Argentina,
3.092%, due 08/03/12(1)		$25,050,000	13,332,862
7.000%, due 10/03/15		4,000,000	3,060,000
Republic of Argentina, DISC,
Series B,
5.830%, due 12/31/33(1)	ARS	5,900,000	2,020,484

			23,705,832

Brazil — 12.89%
Federal Republic of Brazil,
Series B,
6.000%, due 05/15/45	BRL	13,000,000	11,495,238

Indonesia — 10.29%
Majapahit Holding BV,
7.875%, due 06/29/37		$9,900,000	9,180,022

Kazakhstan — 1.21%
CenterCredit International BV,
8.250%, due 09/30/11(2)	KZT	170,000,000	1,077,554

Malaysia — 6.30%
Johor Corp.,
1.000%, due 07/31/12(2)	MYR	15,100,000	5,617,946

Turkey — 9.81%
Republic of Turkey, Credit-Linked Notes,
15.102%, due 02/11/10		$5,800,000	6,635,026
Turkey Government Bond,
16.000%, due 03/07/12	TRY	3,000,000	2,110,095

			8,745,121

Venezuela — 8.55%
Republic of Venezuela,
5.750%, due 02/26/16		$3,190,000	2,488,200
10.750%, due 09/19/13		5,000,000	5,137,500

			7,625,700

Total international bonds (cost $67,818,267)			67,447,413

	Number of warrants
Warrants — 1.86%
Argentina — 1.86%
Republic of Argentina, expires 12/15/35*(3)
(cost $1,668,685)		13,800,000	1,656,000

	Face amount
Short-term investments — 20.41%
Egypt — 9.77%
Egypt Treasury Bill,
7.76%, due on 06/03/08(2),(4)
(cost $8,327,464)	EGP	48,000,000	8,715,900

Ukraine — 4.56%
Delta Bank, Credit-Linked Notes,
14.50%, due on 04/06/08
(cost $3,919,768)	UAH	19,600,000	4,064,204

	Shares
Investment company — 6.08%
UBS U.S. Cash Management Prime Relationship Fund, 3.05%(5),(6)
(cost $5,423,850)		5,423,850	5,423,850

Total short-term investments
(cost $17,671,082)			18,203,954

Total investments — 97.89%
(cost $87,158,034)			87,307,367
Cash and other assets, less liabilities — 2.11%			1,878,531

Net assets — 100.00%			$89,185,898

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $87,158,034; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$6,183,807
Gross unrealized depreciation	(6,034,474)

Net unrealized appreciation	$149,333

*	Non-income producing security.
(1)	Floating rate security — The interest rate shown is the current rate as of March 31, 2008.
(2)	Security is illiquid. These securities amounted to $15,411,400 or 17.28% of net assets.
(3)	Security represents an equity claim linked to Argentina’s gross domestic product.
(4)	The rate shown is the effective yield at the date of purchase.
(5)	Investment in affiliated mutual fund.
(6)	The rate shown reflects the yield at March 31, 2008.
DISC	Discount bond

Currency type abbreviations:

ARS	Argentine Peso
BRL	Brazilian Real
EGP	Egyptian Pound
KZT	Kazakhstan Tenge
MYR	Malaysian Ringgit
TRY	New Turkish Lira
UAH	Ukrainian Hryvnia

Forward foreign currency contracts

UBS Opportunistic Emerging Markets Debt Relationship Fund had the following open forward foreign currency contracts as of March 31, 2008:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Argentine Peso	11,766,000	USD	3,700,000	05/28/08	$11,169
Brazilian Real	18,260,500	USD	10,766,804	05/28/08	468,915
Kazakhstan Tenge	161,000,000	USD	1,250,971	11/03/08	(47,134)
New Turkish Lira	12,131,172	USD	9,582,273	05/28/08	679,397
United States Dollar	2,703,225	ZAR	21,000,000	05/28/08	(149,091)

Net unrealized appreciation on forward foreign currency contracts					$963,256

Currency type abbreviations:

USD	United States Dollar
ZAR	South African Rand

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2008

International bonds
Diversified financial services	1.21%
Electric utilities	10.29
Real estate investment trusts (REITs)	6.30
Software	3.31
Foreign government bonds	54.51

Total international bonds	75.62
Warrants	1.86
Short-term investments	20.41

Total investments	97.89
Cash and other assets, less liabilities	2.11

Net assets	100.00%

UBS Opportunistic High Yield Relationship Fund — Portfolio of investments

March 31, 2008 (unaudited)

	Face amount	Value
Bonds — 81.54%
US bonds — 66.10%
US corporate bonds — 66.10%
Abitibi-Consolidated Finance LP,
7.875%, due 08/01/09	$3,000,000	$2,520,000
ARAMARK Corp.,
6.739%, due 02/01/15(1)	1,475,000	1,301,688
Boise Cascade LLC,
7.125%, due 10/15/14	3,500,000	3,263,750
Cadmus Communications Corp.,
8.375%, due 06/15/14	1,650,000	1,320,000
Countrywide Financial Corp.,
3.345%, due 05/05/08 (1)	575,000	571,269
Countrywide Home Loans, Inc.,
3.250%, due 05/21/08	2,775,000	2,721,442
Deluxe Corp.,
5.000%, due 12/15/12	4,925,000	4,167,781
5.125%, due 10/01/14	1,000,000	816,250
Ford Motor Credit Co. LLC,
7.375%, due 10/28/09	2,000,000	1,822,266
Freescale Semiconductor, Inc.,
8.875%, due 12/15/14	3,000,000	2,347,500
Harland Clarke Holdings Corp.,
7.815%, due 05/15/15(1)	3,335,000	2,067,700
Ingles Markets, Inc.,
8.875%, due 12/01/11	2,650,000	2,676,500
Jacobs Entertainment, Inc.,
9.750%, due 06/15/14	2,850,000	2,137,500
Landry’s Restaurants, Inc.,
9.500%, due 12/15/14	6,000,000	5,850,000
Mediacom LLC/Mediacom Capital Corp.,
9.500%, due 01/15/13	2,975,000	2,737,000
Mirant Americas Generation LLC,
8.300%, due 05/01/11	2,450,000	2,499,000
Nexstar Broadcasting, Inc.,
7.000%, due 01/15/14	1,850,000	1,593,313
NRG Energy, Inc.,
7.375%, due 01/15/17	1,650,000	1,604,625
Residential Capital LLC,
3.490%, due 06/09/08(1)	4,385,000	3,464,150
River Rock Entertainment Authority,
9.750%, due 11/01/11	2,200,000	2,189,000
Sanmina-SCI Corp.,
5.550%, due 06/15/14(1),(2)	1,715,000	1,543,500
Sheridan Group, Inc.,
10.250%, due 08/15/11	4,050,000	3,569,062
Univision Communications, Inc.,
7.850%, due 07/15/11	1,200,000	1,065,000
9.750%, due 03/15/15(2),(3)	1,250,000	756,250
Washington Mutual Bank,
3.193%, due 08/25/08 (1)	500,000	480,651
Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17(1),(2),(4)	2,000,000	1,530,000
Whiting Petroleum Corp.,
7.000%, due 02/01/14	2,000,000	1,980,000
Xerox Capital Trust I,
8.000%, due 02/01/27	6,600,000	6,514,946

Total US bonds (cost $72,694,462)		65,110,143

International bonds — 15.44%
International corporate bonds — 15.44%
Canada — 13.79%
Abitibi-Consolidated, Inc.,
6.950%, due 04/01/08	4,518,000	4,516,889
8.550%, due 08/01/10	6,675,000	3,838,125
Stone Container Finance,
7.375%, due 07/15/14	6,300,000	5,229,000

		13,584,014

Netherlands — 1.65%
Montell Finance Co. BV,
8.100%, due 03/15/27(2)	2,450,000	1,629,250

Total international bonds
(cost $19,580,152)		15,213,264

Total bonds
(cost $92,274,614)		80,323,407

	Shares

Short-term investment — 12.60%
Other — 12.60%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 3.06%(5),(6)
(cost $12,411,080)	12,411,080	12,411,080

Total investments — 94.14%
(cost $104,685,694)		92,734,487
Cash and other assets, less liabilities — 5.86%		5,771,876

Net assets — 100.00%		$98,506,363

Notes to portfolio of investments

Aggregate cost for federal income tax purpose was $104,685,694 and net unrealized depreciation consisted of:

Gross unrealized appreciation	$225,758
Gross unrealized depreciation	(12,176,965)

Net unrealized depreciation	$(11,951,207)

(1)	Floating rate security — The interest rate shown is the current rate as of March 31, 2008.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the value of these securities amounted to $5,459,000 or 5.54% of net assets.

(3)	Payment-in-kind security — Income may be paid in cash or additional notes, at the discretion of the issuer.
(4)	Perpetual bond security. The maturity date reflects the next call date.
(5)	Investment in affiliated mutual fund.
(6)	The rate shown reflects the yield at March 31, 2008.

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2008

Bonds
US bonds
US corporate bonds
Banks & thrifts	2.04%
Broadcasting	3.47
Cable	2.78
Capital goods	1.32
Diversified financial services	8.71
Energy	3.64
Food & drug retailers	2.72
Gaming	4.39
Paper	5.87
Printing & publishing	11.29
Restaurants	5.94
Technology	11.39
Utilities	2.54

Total US bonds	66.10

International bonds
International corporate bonds
Chemicals	1.65
Containers	5.31
Paper	8.48

Total international bonds	15.44

Total bonds	81.54
Short-term investment	12.60

Total investments	94.14
Cash and other assets, less liabilities	5.86

Net assets	100.00%

UBS U.S. Bond Relationship Fund — Portfolio of investments

March 31, 2008 (unaudited)

	Face amount	Value
Bonds — 97.07%
US bonds — 94.92%
US corporate bonds — 16.45%
Abbott Laboratories,
6.150%, due 11/30/37	$60,000	$61,996
Allergan, Inc.,
5.750%, due 04/01/16	215,000	221,520
American General Finance Corp.,
4.875%, due 07/15/12	130,000	125,415
Anadarko Petroleum Corp.,
5.950%, due 09/15/16	45,000	46,537
AOL Time Warner, Inc.,
6.875%, due 05/01/12	235,000	242,599
AT&T, Inc.,
6.500%, due 09/01/37	70,000	69,243
AvalonBay Communities, Inc.,
7.500%, due 08/01/09	80,000	82,299
Bank of America Corp.,
5.420%, due 03/15/17	200,000	198,379
Bank One Corp.,
7.875%, due 08/01/10	90,000	96,175
Bear Stearns Cos., Inc.,
7.250%, due 02/01/18	200,000	206,678
BellSouth Corp.,
6.550%, due 06/15/34	90,000	88,408
Bristol-Myers Squibb Co.,
5.875%, due 11/15/36	85,000	82,197
Burlington Northern Santa Fe Corp.,
7.082%, due 05/13/29	60,000	63,617
Caterpillar Financial Services Corp.,
5.450%, due 04/15/18	60,000	61,039
Citigroup, Inc.,
5.625%, due 08/27/12	115,000	113,861
6.125%, due 11/21/17	285,000	284,579
6.875%, due 03/05/38	75,000	74,947
Comcast Cable Communications LLC,
6.750%, due 01/30/11	120,000	124,759
Comcast Corp.,
6.300%, due 11/15/17	175,000	177,123
Computer Sciences Corp.,
3.500%, due 04/15/08	65,000	64,986
Countrywide Financial Corp.,
3.196%, due 04/30/08(1)	25,000	24,858
3.345%, due 05/05/08(1)	75,000	74,513
Countrywide Home Loans, Inc.,
3.250%, due 05/21/08	315,000	308,920
CRH America, Inc.,
6.000%, due 09/30/16	75,000	71,362
CVS Caremark Corp.,
5.750%, due 06/01/17	145,000	147,256
Dominion Resources, Inc.,
Series B,
5.950%, due 06/15/35	85,000	80,268
DTE Energy Co.,
6.350%, due 06/01/16	75,000	77,990
Duke Capital LLC,
5.668%, due 08/15/14	75,000	75,410
Energy Transfer Partners LP,
7.500%, due 07/01/38	75,000	75,190
ERAC USA Finance Co.,
7.000%, due 10/15/37(2)	80,000	65,766
8.000%, due 01/15/11(2)	125,000	133,350
Exelon Generation Co. LLC,
5.350%, due 01/15/14	115,000	112,312
Fleet Boston Corp.,
7.375%, due 12/01/09	55,000	58,492
Florida Power Corp.,
6.350%, due 09/15/37	25,000	25,979
Ford Motor Credit Co. LLC,
5.800%, due 01/12/09	1,140,000	1,086,062
Fortune Brands, Inc.,
5.375%, due 01/15/16	245,000	231,533
General Electric Capital Corp.,
5.875%, due 01/14/38	215,000	207,229
General Electric Co.,
5.250%, due 12/06/17	75,000	74,897

GMAC LLC,
6.875%, due 09/15/11	345,000	264,051
Goldman Sachs Group, Inc.,
6.750%, due 10/01/37	60,000	55,820
Hartford Financial Services Group, Inc.,
6.300%, due 03/15/18	160,000	160,304
ICI Wilmington, Inc.,
4.375%, due 12/01/08	165,000	165,854
International Lease Finance Corp.,
3.500%, due 04/01/09	190,000	187,148
JPMorgan Chase & Co.,
6.750%, due 02/01/11	185,000	196,434
Kinder Morgan Energy Partners LP,
5.125%, due 11/15/14	140,000	137,567
5.800%, due 03/15/35	175,000	148,021
7.400%, due 03/15/31	40,000	41,579
Kroger Co.,
6.900%, due 04/15/38	60,000	60,914
Lehman Brothers Holdings, Inc.,
5.500%, due 04/04/16	55,000	51,573
6.750%, due 12/28/17	100,000	96,132
7.000%, due 09/27/27	75,000	69,325
Merrill Lynch & Co., Inc.,
5.700%, due 05/02/17	65,000	61,746
MidAmerican Energy Holdings Co.,
5.950%, due 05/15/37	75,000	70,254
Morgan Stanley,
6.625%, due 04/01/18	150,000	150,053
6.750%, due 04/15/11	205,000	214,883
New Cingular Wireless Services, Inc.,
8.750%, due 03/01/31	105,000	127,427
Pacific Gas & Electric Co.,
6.050%, due 03/01/34	75,000	73,525
PPL Capital Funding Trust I,
Series A, 4.330%, due 03/01/09	65,000	65,356
PPL Energy Supply LLC,
6.000%, due 12/15/36	60,000	48,946
Series A,
6.400%, due 11/01/11	100,000	102,660
Prologis,
5.625%, due 11/15/15	80,000	73,021
PSEG Power LLC,
6.950%, due 06/01/12	195,000	208,595
Residential Capital LLC,
3.490%, due 06/09/08(1)	180,000	142,200
7.625%, due 11/21/08(3)	130,000	86,450
8.375%, due 06/30/10	325,000	163,312
Sprint Capital Corp.,
6.875%, due 11/15/28	195,000	145,275
Teva Pharmaceutical Finance LLC,
5.550%, due 02/01/16	85,000	85,583
UnitedHealth Group, Inc.,
6.875%, due 02/15/38	90,000	85,991
Valero Energy Corp.,
6.625%, due 06/15/37	55,000	52,573
7.500%, due 04/15/32	60,000	62,462
Verizon New York, Inc.,
Series B, 7.375%, due 04/01/32	235,000	245,649
Washington Mutual Bank,
5.500%, due 01/15/13	425,000	337,875
Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17(1),(2),(4)	500,000	382,500
Weyerhaeuser Co.,
6.750%, due 03/15/12	200,000	210,285

Total US corporate bonds
(cost $10,854,378)		10,249,087

Asset-backed securities — 3.88%
Capital One Auto Finance Trust,
Series 05-D, Class A4,
2.858%, due 10/15/12(1)	299,180	280,813
Citibank Credit Card Issuance Trust,
Series 03-A9, Class A9,
3.150%, due 11/22/10(1)	300,000	298,596
Series 02-A8, Class A8,
3.265%, due 11/07/11(1)	300,000	296,532
Countrywide Asset-Backed Certificates,
Series 04-SD1, Class A1,
2.939%, due 06/25/33(1),(2)	139,863	120,192

Fieldstone Mortgage Investment Corp.,
Series 06-S1, Class A,
2.819%, due 01/25/37(1),(2)	189,187	52,972
First Franklin Mortgage Loan Asset Backed Certificates,
Series 06-FFB, Class A2,
2.729%, due 12/25/26(1)	145,931	43,779
GSAMP Trust,
Series 06-S6, Class A2,
5.552%, due 10/25/36(3),(5)	250,000	62,500
Series 06-S2, Class A3,
5.628%, due 01/25/36(3)(5)	1,000,000	150,000
Series 06-S3, Class A1,
6.085%, due 05/25/36(3)	342,776	85,694
Harley-Davidson Motorcycle Trust,
Series 07-3, Class B,
6.040%, due 08/15/14	400,000	371,820
Home Equity Mortgage Trust,
Series 06-6, Class 2A1,
2.699%, due 03/25/37(1)	81,874	28,656
Series 06-3, Class A1,
5.472%, due 09/25/36(1)	92,803	51,041
Series 06-5, Class A1,
5.500%, due 01/25/37(3)	230,765	92,306
Series 06-4, Class A1,
5.671%, due 11/25/36(3)	62,225	28,002
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 07-A, Class A1,
3.699%, due 10/25/27(1)	97,115	40,242
Merrill Lynch Mortgage Investors, Inc.,
Series 06-SL1, Class A,
2.779%, due 09/25/36(1)	47,727	20,284
Morgan Stanley Mortgage Loan Trust,
Series 06-14SL, Class A1,
2.759%, due 11/25/36(1)	69,405	38,173
Nomura Asset Acceptance Corp.,
Series 06-S4, Class A1,
2.769%, due 08/25/36(1)	139,566	75,431
SACO I Trust,
Series 06-5, Class 2A1,
2.749%, due 05/25/36(1),(5)	76,108	27,114
Structured Asset Securities Corp.,
Series 03-AL2, Class A,
3.357%, due 01/25/31(2)	110,302	89,228
Washington Mutual Master Note Trust,
Series 07-A5A, Class A5,
3.568%, due 10/15/14(1),(2)	175,000	165,562

Total asset-backed securities
(cost $4,370,486)		2,418,937

Commercial mortgage-backed securities — 13.06%
Banc of America Commercial Mortgage, Inc.,
Series 06-6, Class A4,
5.356%, due 10/10/45	425,000	415,840
Series 06-5, Class B,
5.463%, due 09/10/47	175,000	123,324
Series 07-3, Class C,
5.838%, due 06/10/49(1)	125,000	87,100
Series 06-2, Class B,
5.965%, due 05/10/45(1)	125,000	91,347
Bear Stearns Commercial Mortgage Securities Trust,
Series 07-PW17, Class C,
2.300%, due 06/20/35	175,000	120,929
Series 06-PW14, Class B,
5.333%, due 12/11/38(2)	175,000	116,402
Series 07-PW16, Class C,
5.902%, due 06/11/40(1),(2)	75,000	49,992
Series 00-WF2, Class A2,
7.320%, due 10/15/32(1)	160,000	166,068
Citigroup Commercial Mortgage Trust,
Series 06-C5, Class A4,
5.431%, due 10/15/49	425,000	416,707
Series 07-C6, Class A4,
5.889%, due 12/10/49(1)	650,000	644,967
Credit Suisse Mortgage Capital Certificates,
Series 07-C4, Class C,
6.005%, due 09/15/39(1),(2)	100,000	71,954
Series 06-C3, Class B,
6.021%, due 06/15/38(1)	125,000	95,940

GE Capital Commercial Mortgage Corp.,
Series 06-C1, Class A4,
5.518%, due 03/10/44(1)	550,000	543,967
Greenwich Capital Commercial Funding Corp.,
Series 06-RR1, Class A1,
5.962%, due 03/18/49(1),(2)	1,000,000	677,969
GS Alternative Mortgage Product II,
Series 06-CC1, Class A,
5.498%, due 03/21/46(1),(2)	1,000,982	729,726
Series 06-RR2, Class A1,
5.811%, due 06/23/46(1),(2)	875,000	641,795
Series 07-GG10, Class C,
5.993%, due 08/10/45(1)	125,000	83,242
Host Marriott Pool Trust,
Series 99-HMTA, Class A,
6.980%, due 08/03/15(2)	65,780	67,492
JPMorgan Chase Commercial Alternative Mortgage Product,
Series 05-LDP5, Class A4, IO,
5.345%, due 12/15/44(1)	1,600,000	1,595,131
Series 06-LDP8, Class B,
5.520%, due 05/15/45(1)	125,000	89,008
Series 07-LD12, Class C,
6.261%, due 02/15/51(1)	125,000	87,176
Merrill Lynch Mortgage Trust,
Series 07-C1, Class B,
6.023%, due 06/12/50(1)	125,000	92,300
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 06-3, Class B,
5.525%, due 07/12/46(1)	125,000	94,365
Series 07-8, Class C,
6.156%, due 08/12/49(1)	125,000	88,613
Morgan Stanley Capital I,
Series 07-IQ13, Class B,
5.517%, due 03/15/44(1),(2)	175,000	117,423
Series 07-IQ15, Class B,
6.077%, due 06/11/49(1),(2)	125,000	79,891
Salomon Brothers Mortgage Securities VII, Inc.,
Series 00-C1, Class A2,
7.520%, due 12/18/09(1)	245,994	252,744
Wachovia Bank Commercial Mortgage Trust,
Series 06-C23, Class A4,
5.418%, due 01/15/45(1)	500,000	494,000

Total commercial mortgage-backed securities
(cost $9,414,522)		8,135,412

Mortgage & agency debt securities — 43.72%
American Home Mortgage Investment Trust,
Series 06-3, Class 4A,
2.789%, due 11/25/35(1)	120,095	90,609
Banc of America Funding Corp.,
Series 07-C, Class XB1,
5.729%, due 05/20/36(1)	848,744	669,960
Series 06-H, Class B1,
6.098%, due 09/20/46(1)	843,713	503,396
Bear Stearns Adjustable Rate Mortgage Trust,
Series 05-1, Class 4A1,
5.353%, due 03/25/35(1)	389,604	349,047
Series 07-3, Class 2A1,
5.637%, due 05/25/47(1)	992,543	910,941
Bear Stearns Alt-A Trust,
Series 06-2, Class 22A1,
5.979%, due 03/25/36(1)	707,255	495,078
Citicorp Mortgage Securities, Inc.,
Series 94-3, Class A13,
6.500%, due 02/25/24	116,309	116,130
CS First Boston Alternative Mortgage Product,
Series 05-9, Class 3A1,
6.000%, due 10/25/35	621,624	497,299
Federal Home Loan Bank,
2.375%, due 04/30/10	595,000	596,017
Federal Home Loan Mortgage Corp.,
3.500%, due 05/29/13	360,000	362,386
5.250%, due 10/10/12	485,000	492,747
5.600%, due 10/17/13	670,000	679,818
Federal Home Loan Mortgage Corp. Conventional Pools,
# 1J0405, 5.187%, due 05/01/37(1)	798,049	812,224
Federal Home Loan Mortgage Corp. Gold Pools,
# G12205, 4.500%, due 06/01/21	629,005	626,462
# E91473, 5.500%, due 09/01/17	334,485	343,058

# G11567, 5.500%, due 12/01/18	580,656	595,539
# B15816, 5.500%, due 07/01/19	329,097	336,912
# B19364, 5.500%, due 06/01/20	646,615	661,220
# A16827, 5.500%, due 12/01/33	202,536	205,192
# C00742, 6.500%, due 04/01/29	6,884	7,214
# G01038, 6.500%, due 06/01/29	63,571	66,616
# G01717, 6.500%, due 11/01/29	316,232	331,468
# G01449, 7.000%, due 07/01/32	278,308	295,541
# C00335, 7.500%, due 05/01/24	6,911	7,497
# D66838, 8.000%, due 09/01/25	794	863
Federal Home Loan Mortgage Corp. REMICs,
Series 3178, Class MC,
6.000%, due 04/15/32	750,000	777,903
Series 1595, Class D,
7.000%, due 10/15/13	27,018	28,179
Federal National Mortgage Association,
2.500%, due 04/09/10	370,000	371,470
3.625%, due 02/12/13	360,000	366,219
5.000%, due 10/15/10	480,000	486,696
5.000%, TBA	525,000	519,586
5.250%, due 08/01/12	615,000	644,919
6.070%, due 05/12/16	555,000	557,120
Federal National Mortgage Association Grantor Trust,
Series 00-T6, Class A1,
7.500%, due 06/25/30	107,794	115,740
Federal National Mortgage Association Pools,
# 745336, 5.000%, due 03/01/36	376,775	373,463
# 888406, 5.000%, due 08/01/36	601,566	596,279
# 745790, 5.002%, due 08/01/36(1)	723,755	741,162
# 252268, 5.500%, due 01/01/09	2,204	2,214
# 735661, 5.500%, due 12/01/17	499,264	512,453
# 688786, 5.500%, due 02/01/18	343,446	352,520
# 244450, 5.500%, due 11/01/23	56,963	58,384
# 762615, 5.500%, due 12/01/23	617,722	629,154
# 688066, 5.500%, due 03/01/33	258,376	261,825
# 753210, 5.500%, due 01/01/34	761,206	770,913
# 408267, 6.000%, due 03/01/28	16,057	16,593
# 323715, 6.000%, due 05/01/29	9,566	9,886
# 708631, 6.000%, due 06/01/33	92,876	95,625
# 831936, 6.000%, due 11/01/36	619,644	635,482
# 969695, 6.000%, due 02/01/38	650,000	666,447
# 888417, 6.500%, due 01/01/36	1,048,325	1,096,332
# 966811, 6.500%, due 12/01/37	648,193	671,880
# 619809, 7.000%, due 11/01/31	24,034	25,566
# 636812, 7.000%, due 04/01/32	37,904	40,280
# 578040, 7.500%, due 05/01/31	12,999	14,019
# 124560, 8.000%, due 11/01/22	2,382	2,590
# 411887, 8.000%, due 09/01/27	4,986	5,434
# 7237, 9.500%, due 11/01/09	16,831	17,561
Federal National Mortgage Association Whole Loan,
Series 03-W6, Class 6A,
6.184%, due 08/25/42(1)	99,028	99,216
Series 95-W3, Class A,
9.000%, due 04/25/25	1,032	1,154
Government National Mortgage Association,
5.000%, TBA	350,000	350,451
Government National Mortgage Association Pools,
# 2687, 6.000%, due 12/20/28	123,257	127,729
# 495814, 6.000%, due 01/15/29	44,245	45,903
# 2713, 6.000%, due 02/20/29	53,260	55,189
# 2794, 6.000%, due 08/20/29	13,501	13,990
# 2807, 6.000%, due 09/20/29	7,838	8,122
# 486873, 6.500%, due 01/15/29	3,463	3,621
# 781029, 6.500%, due 05/15/29	6,714	7,021
# 781276, 6.500%, due 04/15/31	193,170	201,884
# 780204, 7.000%, due 07/15/25	6,808	7,294
# 421828, 7.000%, due 04/15/26	16,450	17,619
# 780584, 7.000%, due 06/15/27	26,305	28,163
# 2796, 7.000%, due 08/20/29	551,420	588,996
JPMorgan Alternative Loan Trust,
Series 06-A4, Class A7,
6.300%, due 09/25/36(1)	750,000	400,200
Morgan Stanley Mortgage Loan Trust,
Series 04-4, Class 2A,
5.380%, due 09/25/34(1)	266,735	254,198
WaMu Mortgage Pass -Through Certificates,
Series 02-AR17, Class 1A,

5.526%, due 11/25/42(1)	259,361	203,315
Series 06-AR16, Class 2A1,
5.639%, due 12/25/36(1)	759,896	753,118
Series 07-HY1, Class 1A1,
5.714%, due 02/25/37(1)	473,632	448,856
Series 07-HY7, Class LB1,
5.853%, due 07/25/37(1)	424,549	358,312
Series 07-HY1, Class 3A3,
5.881%, due 02/25/37(1)	1,000,000	772,434
Wells Fargo Mortgage Backed Securities Trust,
Series 07-11, Class B1,
6.000%, due 08/25/37	846,669	550,335
Series 07-AR4, Class A1,
6.005%, due 08/25/37(1)	450,139	425,760

Total mortgage & agency debt securities
(cost $28,961,945)		27,240,008

US government obligations — 17.81%
US Treasury Bonds,
4.750%, due 02/15/37	360,000	387,197
8.125%, due 08/15/19	470,000	654,732
US Treasury Inflation Indexed Bonds (TIPS),
1.750%, due 01/15/28	602,992	597,763
2.375%, due 04/15/11	1,647,209	1,769,720
US Treasury Notes,
3.250%, due 12/31/09	2,725,000	2,800,150
3.625%, due 12/31/12	1,515,000	1,596,313
4.625%, due 02/15/17	3,000,000	3,295,077

Total US government obligations
(cost $11,047,198)		11,100,952

Total US bonds
(cost $64,648,529)		59,144,396

International bonds — 2.15%
International corporate bonds — 2.15%
Canada — 0.27%
Canadian National Resources Ltd.,
6.750%, due 02/01/39	165,000	168,377

Cayman Islands — 0.22%
Transocean, Inc.,
6.800%, due 03/15/38	100,000	102,156
7.500%, due 04/15/31	30,000	33,059

		135,215

Luxembourg — 0.58%
Telecom Italia Capital SA,
5.250%, due 11/15/13	385,000	359,740

Switzerland — 0.41%
Credit Suisse,
6.000%, due 02/15/18	260,000	259,379

United Kingdom — 0.67%
Abbey National PLC,
7.950%, due 10/26/29	55,000	58,893
AstraZeneca PLC,
6.450%, due 09/15/37	65,000	69,744
Royal Bank of Scotland Group PLC,
7.640%, due 09/29/17(1),(4)	100,000	86,119
9.118%, due 03/31/10(4)	75,000	75,661
SABMiller PLC,
6.500%, due 07/01/16(2)	120,000	130,089

		420,506

Total international bonds
(cost $1,390,248)		1,343,217

Total bonds
(cost $66,038,777)		60,487,613

	Shares
Short-term investments — 2.92%
Other — 2.55%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 3.06%(6),(7)
(cost $1,589,888)	1,589,888	1,589,888

	Face amount
US government obligations — 0.37%
US Treasury Bills,
3.15%, due on 06/19/08(8),(9)
(cost $228,684)	$230,000	229,395

Total short-term investments
(cost $1,818,572)		1,819,283

	Number of contracts
Options purchased — 0.12%
90 Day Euro-Dollar Interest Rate Futures, strike @ USD
97.50, expires June 2008*
(cost $65,627)	99	72,394

Total investments — 100.11%
(cost $67,922,976)		62,379,290
Liabilities, in excess of cash and other assets — (0.11)%		(67,822)

Net assets — 100.00%		$62,311,468

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $67,922,976; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$615,385
Gross unrealized depreciation	(6,159,071)

Net unrealized depreciation	$(5,543,686)

*	Non-income producing security.
(1)	Floating rate security — The interest rate shown is the current rate as of March 31, 2008.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the value of these securities amounted to $3,692,303 or 5.93% of net assets.
(3)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2008. Maturity date disclosed is the ultimate maturity date.
(4)	Perpetual bond security. The maturity date reflects the next call date.
(5)	Security is illiquid. These securities amounted to $239,614 or 0.38% of net assets.
(6)	Investment in affiliated mutual fund.
(7)	The rate shown reflects the yield at March 31, 2008.
(8)	The rate shown is the effective yield at the date of purchase.
(9)	Security, or portion thereof, was delivered to cover margin requirements for futures contracts.

CS	Credit Suisse
GMAC	General Motors Acceptance Corp.
GS	Goldman Sachs
GSAMP	Goldman Sachs Alternative Mortgage Product
IO	Interest only security — This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
REMIC	Real Estate Mortgage Investment Conduit
TBA	(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.
TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

Futures contracts

UBS U.S. Bond Relationship Fund had the following open futures contracts as of March 31, 2008:

	Expiration dates	Cost/Proceeds	Value	Unrealized appreciation/ (depreciation)
US treasury futures buy contracts:
10 Year US Treasury Notes, 20 contracts (USD)	June 2008	$2,361,282	$2,379,062	$17,781

US treasury futures sell contracts:
2 Year US Treasury Notes, 78 contracts (USD)	June 2008	16,753,186	16,743,188	9,998
5 Year US Treasury Notes, 35 contracts (USD)	June 2008	4,006,898	3,998,203	8,695

Interest rate futures buy contracts:
90 Day Euro-Dollar, 60 contracts (USD)	April 2008	14,651,415	14,616,000	(35,415)

Net unrealized appreciation on futures contracts				$1,059

The segregated aggregate market value of investments delivered to cover margin requirements positions at March 31, 2008 was $229,395.
Currency type abbreviation: USD United States Dollar
Options written UBS U.S. Bond Relationship Fund had the following open options written as of March 31, 2008:
Call options written	Expiration date	Premium received	Value
One Year Euro-Dollar Mid-Curve Futures, 66 contracts, strike @ USD 97.50	June 2008	$60,819	$63,938

Currency type abbreviation:

USD United States Dollar

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2008

Bonds
US bonds
US corporate bonds
Capital markets	1.45%
Chemicals	0.27
Commercial banks	0.25
Construction materials	0.11
Consumer finance	2.67
Diversified financial services	1.82
Diversified telecommunication services	0.88
Electric utilities	0.51
Food & staples retailing	0.33
Gas utilities	0.12
Health care providers & services	0.14
Household durables	0.37
Industrial conglomerates	0.12
Insurance	0.26
IT services	0.10
Media	0.87
Multi-utilities	0.88
Oil, gas & consumable fuels	0.91
Paper & forest products	0.34
Pharmaceuticals	0.73
Real estate investment trusts (REITs)	0.25
Road & rail	0.42
Thrifts & mortgage finance	2.44
Wireless telecommunication services	0.21

Total US corporate bonds	16.45
Asset-backed securities	3.88
Mortgage & agency debt securities	43.72
US government obligations	17.81
Commercial mortgage-backed securities	13.06

Total US bonds	94.92

International bonds
International corporate bonds
Beverages	0.21
Commercial banks	0.67
Diversified telecommunication services	0.58
Energy equipment & services	0.22
Oil, gas & consumable fuels	0.27
Pharmaceuticals	0.11
Thrifts & mortgage finance	0.09

Total international bonds	2.15

Total bonds	97.07
Short-term investments	2.92
Options purchased	0.12

Total investments	100.11
Liabilities, in excess of cash and other assets	(0.11)

Net assets	100.00%

UBS U.S. Cash Management Prime Relationship Fund — Portfolio of investments

March 31, 2008 (unaudited)

	Shares	Value
Short-term investment — 100.01%
Other — 100.01%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 3.06%(1),(2) (cost $709,291,968)	709,291,968	$709,291,968

Total investments — 100.01% (cost $709,291,968)(3)		709,291,968
Liabilities, in excess of cash and other assets — (0.01)%		(84,507)

Net assets — 100.00%		$709,207,461

Notes to portfolio of investments

(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at March 31, 2008.
(3)	Aggregate cost for federal income tax purposes was the same for book purposes.

UBS U.S. Securitized Mortgage Relationship Fund — Portfolio of investments

March 31, 2008 (unaudited)

	Face amount	Value
Bonds — 98.20%
US bonds — 96.96%
Asset-backed securities — 7.67%
Conseco Finance,
Series 01-C, Class M2,
3.968%, due 08/15/33(1)	$1,104,358	$486,643
Countrywide Asset-Backed Certificates,
Series 04-SD1, Class A1,
3.235%, due 06/25/33(1),(2)	451,170	387,715
CS First Boston Alternative Mortgage Product,
Series 05-AGE1, Class A2,
4.640%, due 02/25/32(3)	6,864,845	6,864,684
Fieldstone Mortgage Investment Corp.,
Series 06-S1, Class A,
2.819%, due 01/25/37(1),(2)	28,209,883	7,898,767
First Franklin Mortgage Loan Asset Backed Certificates,
Series 06-FFA, Class A3,
2.719%, due 09/25/26(1)	4,408,293	1,945,619
Series 06-FFB, Class A2,
2.729%, due 12/25/26(1)	1,459,308	437,792
Series 05-FFA, Class M2,
5.475%, due 03/25/25(3),(4)	5,559,000	1,389,750
Series 06-FFB, Class A3,
5.555%, due 12/25/26(3)	16,000,000	2,400,000
Ford Credit Auto Owner Trust,
Series 07-B, Class A2B,
3.148%, due 06/15/10(1)	13,000,000	12,951,420
Series 06-C, Class C,
5.470%, due 09/15/12	3,400,000	2,818,158
GSAMP Trust,
Series 06-S6, Class A2,
5.552%, due 10/25/36(3),(4)	8,100,000	2,025,000
Series 06-S2, Class A3,
5.628%, due 01/25/36(3),(4)	16,000,000	2,400,000
Harley-Davidson Motorcycle Trust,
Series 07-2, Class B,
5.230%, due 03/15/14	11,000,000	10,821,940
Home Equity Mortgage Trust,
Series 06-3, Class A1,
5.472%, due 09/25/36(1)	3,282,877	1,805,583
Series 05-4, Class M1,
5.484%, due 01/25/36(3)	5,000,000	2,948,768
Series 06-5, Class A1,
5.500%, due 01/25/37(3)	7,261,412	2,904,565
Series 06-3, Class A2,
5.594%, due 09/25/36(1)	4,000,000	960,000
Series 06-4, Class A2,
5.730%, due 11/25/36(3)	5,000,000	1,100,000
IndyMac Seconds Asset Backed Trust,
Series 06-1, Class A4,
6.166%, due 05/25/36(3)	9,481,000	3,885,811
Irwin Home Equity Corp.,
Series 05-C, Class 1M3,
6.150%, due 04/25/30(3),(4)	5,000,000	1,000,000
Lehman XS Trust,
Series 05-8, Class 2A3,
6.000%, due 12/25/35(3)	16,000,000	11,159,760
Merrill Lynch Mortgage Investors, Inc.,
Series 06-SL2, Class A,
2.749%, due 05/25/37(1)	2,957,320	1,256,861

Series 06-SL1, Class A,
2.779%, due 09/25/36(1)	1,204,095	511,740
Morgan Stanley Mortgage Loan Trust,
Series 06-10SL, Class A1,
2.729%, due 08/25/36(1)	4,002,007	2,601,305
Series 06-4SL, Class A1,
2.749%, due 03/25/36(1)	5,189,375	4,545,893
Series 06-14SL, Class A1,
2.759%, due 11/25/36(1)	5,498,928	3,024,411
Nomura Asset Acceptance Corp.,
Series 06-S4, Class A1,
2.769%, due 08/25/36(1)	5,117,408	2,765,799
SACO I, Trust.,
Series 06-5, Class 1A,
2.749%, due 04/25/36(1)	6,638,106	3,634,556
Series 06-5, Class 2A1,
2.749%, due 05/25/36(1),(4)	2,428,922	865,315
Series 06-3, Class A1,
2.779%, due 04/25/36(1)	1,119,464	391,813
Structured Asset Securities Corp.,
Series 05-S7, Class M5,
3.249%, due 12/25/35(1),(2),(4)	1,250,000	58,000
Terwin Mortgage Trust,
Series 06-1, Class 2M2,
4.250%, due 01/25/37(2),(3),(4)	3,500,000	103,250
WaMu Asset-Backed Certificates,
Series 07-HE3, Class M1,
2.939%, due 05/25/47(1)	10,000,000	3,403,000
Washington Mutual Master Note Trust,
Series 07-A5A, Class A5,
3.568%, due 10/15/14(1),(2)	16,500,000	15,610,155

Total asset-backed securities
(cost $225,673,498)		117,364,073

Collateralized debt obligations —1.87%
Abacus Ltd.,
Series 06-13A, Class G,
3.478%, due 09/28/46(1),(2),(4)	5,000,000	1,112,500
Series 06-13A, Class H,
3.978%, due 09/28/46(1),(2),(4)	4,350,000	1,000,500
Series 06-10A, Class H,
4.178%, due 10/30/45(1),(2),(4)	3,157,778	1,673,622
Ansonia CDO Ltd.,
Series 06-1A, Class G,
7.149%, due 07/28/46(2),(4)	8,752,000	1,575,360
Series 06-1A, Class H,
7.445%, due 07/28/46(2),(4)	6,218,000	932,700
Calculus SCRE Trust,
Series 06-8, Class Note,
4.486%, due 10/01/37(1),(2),(4)	4,200,000	3,133,200
Commercial Industrial Finance Corp.,
Series 07-1A, Class A3L,
3.846%, due 05/10/21(1),(2),(4)	5,400,000	3,531,060
G-Force CDO Ltd.,
Series 06-1A, Class A3,
5.600%, due 09/27/46(2),(4)	12,373,000	10,758,710
Greywolf CLO Ltd.,
Series 07-1A, Class C,
3.770%, due 02/18/21(1),(2),(4)	8,900,000	4,895,000

Total collateralized debt obligations
(cost $57,551,508)		28,612,652

Commercial mortgage-backed securities — 16.90%
Banc of America Commercial Mortgage, Inc.,
Series 06-6, Class A2,
5.309%, due 10/10/45	7,230,000	7,106,180
Series 07-4, Class A4,
5.936%, due 02/10/51(1)	20,000,000	19,886,992
Series 07-4, Class AJ,
6.003%, due 02/10/51(1)	11,900,000	9,296,873
Bear Stearns Commercial Mortgage Securities Trust,
Series 07-BBA8, Class MS-2,
3.148%, due 03/15/22(1),(2)	16,040,496	14,596,851
Series 07-BBA8, Class MS-3,
3.198%, due 03/15/22(1),(2)	2,509,503	2,246,005
Series 07-BBA8, Class MS-4,
3.318%, due 03/15/22(1),(2)	2,000,000	1,760,000
Series 07-BBA8, Class MS-1
3.098%, due 03/15/22(1),(2)	4,000,000	3,260,000
Series 07-PW15, Class A4,
5.331%, due 02/11/44	20,000,000	19,315,996
Commercial Mortgage Pass-Through Certificates,
Series 06-C8, Class A4,
5.306%, due 12/10/46	7,500,000	7,284,306
Credit Suisse Mortgage Capital Certificates,
Series 06-TF2A, Class SVE,
3.368%, due 10/15/21(1),(2)	15,500,000	13,678,750
Series 07-C3, Class B,
5.913%, due 06/15/39(1)	4,575,000	3,230,721
G-Force LLC,
Series 05-RR2, Class A2,
5.158%, due 12/25/39(2),(4)	10,250,000	8,405,000
GE Capital Commercial Mortgage Corp.,
Series 06-C1, Class A4,
5.518%, due 03/10/44(1)	19,495,000	19,281,146
Greenwich Capital Commercial Funding Corp.,
Series 06-RR1, Class A1,
5.562%, due 03/18/49(1),(2)	10,000,000	6,779,688
Series 06-GG7, Class A4,
6.112%, due 07/10/38(1)	9,000,000	9,186,590
GS Alternative Mortgage Product II,
Series 06-CC1, Class A,
5.498%, due 03/21/46(1),(2)	19,335,074	14,095,462
Series 07-GKK1, Class A1,
5.700%, due 12/20/49(1),(2),(4)	23,075,000	13,350,041
Series 06-RR2, Class A1,
5.811%, due 06/23/46(1),(2)	14,455,000	10,602,453
Series 06-RR2, Class H,
5.811%, due 06/23/46(1),(2)	3,991,000	1,530,070
JPMorgan Chase Commercial Alternative Mortgage Product,
Series 05-LDP5, Class A4, IO,
5.345%, due 12/15/44(1)	12,000,000	11,963,482
Merrill Lynch Mortgage Trust,
Series 05-LC1, Class A4,
5.291%, due 01/12/44(1)	14,125,000	14,068,470
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 07-9, Class A4,
5.700%, due 09/12/49	8,835,000	8,699,135
Structured Asset Securities Corp.,
Series 07-BHC1, Class A1,
5.699%, due 12/18/49(1),(2)	22,000,000	15,196,016
Wachovia Bank Commercial Mortgage Trust,
Series 07-WHL8, Class LXR1,
3.518%, due 06/15/20(1),(2),(4)	10,721,129	8,791,326
Series 06-C23, Class A4,
5.418%, due 01/15/45(1)	15,000,000	14,819,996

Total commercial mortgage-backed securities
(cost $295,410,664)		258,431,549

Mortgage & agency debt securities — 69.99%
Adjustable Rate Mortgage Trust,
Series 05-3, Class CB1,
5.363%, due 07/25/35(1)	10,414,665	4,686,599
Series 05-11, Class CB2,
5.429%, due 02/25/36(1),(4)	4,363,628	327,272
Series 05-12, Class CB2,
5.702%, due 03/25/36(1),(4)	4,633,172	231,659
American Home Mortgage Investment Trust,
Series 06-1, Class 2M1,
5.300%, due 12/25/35(1)	7,810,845	3,414,848
Banc of America Funding Corp.,
Series 06-I, Class SB2,
4.734%, due 12/20/36(1)	1,037,498	620,767
Series 06-F, Class B1,
5.609%, due 07/20/36(1)	7,488,554	3,921,497
Series 06-I, Class 5A2,
5.720%, due 10/20/46(1)	18,485,000	16,951,839
Series 07-C, Class XB1,
5.729%, due 05/20/36(1)	2,396,453	1,891,651
Series 07-C, Class XB2,
5.729%, due 05/20/36(1)	5,115,428	3,516,745
Series 07-C, Class XB3,
5.729%, due 05/20/36(1)	7,033,588	3,493,376
Series 07-C, Class XB4,
5.729%, due 05/20/36(1)	4,957,661	1,694,811
Series 06-J, Class 5A2,
5.730%, due 01/20/47(1)	15,250,000	12,874,952
Series 07-C, Class 1A4,
5.760%, due 05/20/36(1)	19,100,000	14,780,220
Series 06-R2, Class A2,
6.057%, due 07/28/46(1),(2)	10,000,000	4,567,391
Series 07-2, Class B1,
6.073%, due 03/25/37(1)	4,780,770	3,159,590
Series 07-2, Class B2,
6.073%, due 03/25/37(1)	4,217,628	2,312,261
Series 06-7, Class 1B2,
6.250%, due 09/25/36	1,815,161	1,091,461
Series 06-7, Class 1B3,
6.250%, due 09/25/36	989,998	456,659
Bank of America Alternative Loan Trust,
Series 04-10, Class 2CB1,
6.000%, due 11/25/34	2,729,448	2,468,444
Series 05-8, Class 2CB1,
6.000%, due 09/25/35	10,002,899	8,980,764
Bear Stearns Adjustable Rate Mortgage Trust,
Series 05-3, Class B1,
5.209%, due 06/25/35(1)	7,030,155	4,956,259
Series 05-1, Class 4A1,
5.353%, due 03/25/35(1)	19,623,282	17,580,561
Series 05-1, Class B1,
5.581%, due 03/25/35(1)	7,777,624	4,044,365
Bear Stearns Alt-A Trust,
Series 05-2, Class 2B2,
5.558%, due 04/25/35(1)	5,798,703	2,783,378
Chase Mortgage Finance Corp.,
Series 07-S2, Class M,
4.250%, due 12/30/08	7,770,908	7,821,263
Series 07-S2, Class B2,
5.872%, due 03/25/37(1)	1,494,432	955,420
Citicorp Mortgage Securities, Inc.,
Series 06-5, Class B2,
5.916%, due 10/25/36(1)	2,762,530	2,319,058
Series 06-5, Class B3,
5.916%, due 10/25/36(1)	1,657,322	1,029,922
Series 06-3, Class B1,
5.944%, due 06/25/36(1)	977,230	673,073

Series 07-6, Class B2,
5.967%, due 07/25/37(1)	1,391,480	838,774
Series 07-6, Class B3,
5.967%, due 07/25/37(1)	1,403,407	635,499
Series 94-3, Class A13,
6.500%, due 02/25/24	50,698	50,620
Citigroup Mortgage Loan Trust, Inc.,
Series 07-AR4, Class 2B1,
5.720%, due 03/25/37(1)	6,919,348	5,711,922
Series 06- AR7, Class 1B1,
5.981%, due 07/25/46(1)	4,730,109	3,964,718
Series 06-AR6, Class 1B1,
6.057%, due 08/25/36(1)	12,169,202	9,711,783
Series 07-AR4, Class 1B3,
6.083%, due 03/25/37(1)	3,566,300	2,288,116
Countrywide Alternative Loan Trust,
Series 06-45T1, Class M1,
6.000%, due 02/25/37	2,992,102	2,098,355
Series 04-J11, Class 3A1,
7.250%, due 08/25/32	1,274,505	996,504
Series 05-J2, Class 2A1,
7.500%, due 12/25/34	1,427,075	1,119,808
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 06-17, Class M,
6.000%, due 12/25/36	12,109,944	9,373,977
Series 06-18, Class M,
6.000%, due 12/25/36	12,085,016	3,450,300
Series 06-19, Class B1,
6.000%, due 01/25/37	7,410,290	5,443,596
Series 06-19, Class B2,
6.000%, due 01/25/37	3,705,145	2,186,359
Series 06-19, Class M,
6.000%, due 01/25/37	19,127,317	7,650,927
Series 06-13, Class B1,
6.250%, due 09/25/36	1,118,023	83,852
Series 06-16, Class M1,
6.251%, due 11/25/36(1)	5,930,997	4,661,318
Series 06-16, Class M2,
6.251%, due 11/25/36(1)	10,873,495	8,545,750
Credit Suisse Mortgage Capital Certificates,
Series 06-2, Class CB3,
5.858%, due 03/25/36(1)	1,092,269	218,454
Series 06-2, Class 3A1,
6.500%, due 03/25/36	12,957,520	12,690,536
Series 06-4, Class 8A1,
7.000%, due 05/25/36	9,545,885	8,912,932
CS First Boston Alternative Mortgage Product,
Series 05-9, Class 3A1,
6.000%, due 10/25/35	2,610,819	2,088,655
Series 05-10, Class 10A3,
6.000%, due 11/25/35	1,760,783	1,549,489
Series 05-11, Class 1A1,
6.500%, due 12/25/35	8,681,310	7,379,113
Series 05-8, Class 8A1,
7.000%, due 09/25/35	8,571,113	6,428,335
Federal Home Loan Mortgage Corp. Conventional Pools,
# 1G1641, 5.368%, due 03/01/37(1)	16,428,056	16,735,103
# 846752, 6.262%, due 03/01/30(1)	811,460	831,639
Federal Home Loan Mortgage Corp. Gold Pools,
# G12379, 4.500%, due 06/01/21	19,448,309	19,369,678
# G03408, 5.000%, due 12/01/36	19,948,329	19,772,968
# E01253, 5.500%, due 12/01/17	297,421	305,044
# B19364, 5.500%, due 06/01/20	323,308	330,610
# A58506, 5.500%, due 03/01/37	19,559,344	19,769,661

# G02922, 5.500%, due 04/01/37	18,680,814	18,886,482
# E73953, 6.000%, due 12/01/13	621,995	642,090
# G01457, 6.000%, due 08/01/29	4,433,845	4,586,382
# C56030, 6.000%, due 03/01/31	21,116	21,840
# C64976, 6.000%, due 03/01/32	1,689,780	1,745,540
# G03910, 6.000%, due 02/01/38	14,865,363	15,257,407
# C55783, 6.500%, due 01/01/29	499,486	523,552
# C00712, 6.500%, due 02/01/29	7,107,276	7,441,238
# C55823, 6.500%, due 02/01/29	913,337	957,343
# C00742, 6.500%, due 04/01/29	5,609	5,878
# G01038, 6.500%, due 06/01/29	700,269	733,807
# C52552, 6.500%, due 07/01/29	1,093,109	1,145,775
# G01717, 6.500%, due 11/01/29	248,468	260,439
# C64678, 6.500%, due 03/01/32	3,213,236	3,360,300
# C01404, 6.500%, due 10/01/32	4,221,539	4,407,082
# G10690, 7.000%, due 07/01/12	191,395	200,802
# G01449, 7.000%, due 07/01/32	2,677,660	2,843,462
# A42769, 7.000%, due 02/01/36	1,580,403	1,660,144
# G10247, 7.500%, due 08/01/09	3,950	4,005
# E20253, 7.500%, due 07/01/11	218,525	227,253
# G00194, 7.500%, due 02/01/24	903,608	979,630
# C00335, 7.500%, due 05/01/24	732,795	794,945
# C00410, 8.000%, due 07/01/25	107,885	117,192
# C37436, 8.000%, due 01/01/30	34,878	37,864
# G01715, 8.000%, due 02/01/34	1,629,404	1,768,918
Federal Home Loan Mortgage Corp. REMICs,
Series 1595, Class D,
7.000%, due 10/15/13	104,517	109,008
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
Series T-42, Class A5,
7.500%, due 02/25/42	3,108,014	3,151,977
Federal National Mortgage Association Grantor Trust,
Series 01-T5, Class A3,
7.500%, due 06/19/30(1)	1,456,710	1,572,636
Series 01-T4, Class A1,
7.500%, due 07/25/41	1,917,494	2,093,050
Series 01-T10, Class A2,
7.500%, due 12/25/41	2,964,147	3,165,001
Federal National Mortgage Association Pass-Through Securities,
# 933515, 6.000%, due 02/01/38	14,986,674	15,365,882
# 969695, 6.000%, due 02/01/38	13,081,473	13,412,473
# 970064, 6.000%, due 03/01/38	3,747,379	3,842,199
Federal National Mortgage Association Pools,
# 735646, 4.500%, due 07/01/20	16,729,010	16,700,579
# 254977, 5.000%, due 10/01/10	570,319	584,002
# 745275, 5.000%, due 02/01/36	6,352,865	6,297,024
# 745336, 5.000%, due 03/01/36	12,559,164	12,448,769
# 244450, 5.500%, due 11/01/23	137,272	140,696
# 555591, 5.500%, due 07/01/33	7,183,100	7,274,702
# 747371, 5.500%, due 10/01/33	3,549,554	3,594,820
# 802481, 5.500%, due 11/01/34	3,672,238	3,716,372
# 954882, 5.500%, due 11/01/37	13,904,269	14,048,989
# 254274, 6.000%, due 03/01/12	591,230	612,540
# 254403, 6.000%, due 08/01/17	52,915	54,615
# 804863, 6.000%, due 01/01/20	2,255,997	2,324,023
# 809442, 6.000%, due 02/01/20	1,301,652	1,340,901
# 629268, 6.000%, due 02/01/22	1,545,992	1,597,309
# 408267, 6.000%, due 03/01/28	1,063,878	1,099,384
# 252340, 6.000%, due 04/01/29	1,481,250	1,530,192
# 323715, 6.000%, due 05/01/29	737,798	762,422
# 522564, 6.000%, due 07/01/29	1,077,461	1,113,726
# 585325, 6.000%, due 07/01/29	1,276,136	1,319,097
# 545061, 6.000%, due 12/01/29	3,639,614	3,761,085
# 708631, 6.000%, due 06/01/33	66,340	68,304
# 799512, 6.000%, due 11/01/34	5,365,472	5,515,393

# 807964, 6.000%, due 01/01/35	2,863,356	2,943,362
# 962580, 6.000%, due 04/01/38	7,179,992	7,361,668
# 962631, 6.000%, due 04/01/38	6,937,959	7,113,510
# 535059, 6.500%, due 12/01/14	1,400,347	1,470,008
# 323698, 6.500%, due 04/01/16	738,838	773,581
# 652185, 6.500%, due 06/01/17	1,871,332	1,962,752
# 754422, 6.500%, due 10/01/18	164,036	168,050
# 888417, 6.500%, due 01/01/36(4)	38,987,281	40,772,666
# 675469, 7.000%, due 04/01/18	158,136	162,127
# 253824, 7.000%, due 03/01/31	231,138	246,034
# 619809, 7.000%, due 11/01/31	1,126,533	1,198,384
# 636812, 7.000%, due 04/01/32	2,218,543	2,357,607
# 643782, 7.000%, due 06/01/32	632,413	662,859
# 754499, 7.000%, due 10/01/33	675,665	708,546
# 754504, 7.000%, due 01/01/34	720,772	755,623
# 303816, 7.500%, due 03/01/16	299,081	324,357
# 578040, 7.500%, due 05/01/31	147,317	158,878
# 124560, 8.000%, due 11/01/22	394,814	429,267
# 7237, 9.500%, due 11/01/09	193,067	201,439
Federal National Mortgage Association REMICs,
Series 05-109, Class PB,
6.000%, due 01/25/34	12,000,000	12,448,289
Series 93-106, Class Z,
7.000%, due 06/25/13	94,495	99,793
Federal National Mortgage Association Whole Loan,
Series 03-W6, Class 6A,
6.178%, due 08/25/42(1)	1,308,146	1,310,630
Series 04-W1, Class 3A,
6.335%, due 01/25/43(1)	1,680,279	1,695,729
Series 01-W3, Class A,
7.000%, due 09/25/41(1)	1,939,418	2,071,635
Series 04-W12, Class 1A3,
7.000%, due 07/25/44	1,555,525	1,707,729
Series 04-W15, Class 1A3,
7.000%, due 08/25/44	1,620,676	1,729,270
Series 02-W1, Class 2A,
7.500%, due 02/25/42(1)	300,360	322,404
Series 04-W8, Class 3A,
7.500%, due 06/25/44	2,670,864	2,957,924
Series 95-W3, Class A,
9.000%, due 04/25/25	132,961	148,734
First Horizon Asset Securities, Inc.,
Series 04-FL1, Class 1A1,
2.869%, due 02/25/35(1)	271,007	250,794
Series 07-AR2, Class B1,
5.890%, due 08/25/37(1)	5,720,574	2,002,201
Series 07-AR2, Class B2,
5.890%, due 08/25/37(1)	2,541,701	381,255
Series 07-AR2, Class B3,
5.890%, due 08/25/37(1)	1,695,799	127,185
Series 07-AR3, Class 1A1,
6.132%, due 11/25/37(1)	15,219,716	14,451,482
GMAC Mortgage Corp. Loan Trust,
Series 1982, Class 7,
5.000%, due 07/04/11(5)	9,970	9,970
Series 06-AR2, Class 3A1,
6.067%, due 05/19/36(1)	11,794,940	11,361,856
Government National Mortgage Association Pools,
# 2643, 6.000%, due 09/20/28	370,337	383,772
# 2671, 6.000%, due 11/20/28	120,955	125,343
# 2687, 6.000%, due 12/20/28	62,014	64,264
# 495814, 6.000%, due 01/15/29	28,317	29,378
# 2713, 6.000%, due 02/20/29	1,642,249	1,701,720

# 2794, 6.000%, due 08/20/29	105,255	109,067
# 2807, 6.000%, due 09/20/29	335,221	347,361
# 403384, 6.000%, due 08/20/33	1,799,761	1,861,750
# 508540, 6.000%, due 02/20/34	2,125,004	2,193,346
# 780680, 6.500%, due 11/15/27	997,383	1,043,880
# 474676, 6.500%, due 10/15/28	383,658	401,320
# 477475, 6.500%, due 10/15/28	264,154	276,315
# 482837, 6.500%, due 11/15/28	266,623	278,897
# 486873, 6.500%, due 01/15/29	31,382	32,818
# 781029, 6.500%, due 05/15/29	598,784	626,171
# 589498, 6.500%, due 09/15/32	352,024	367,416
# 780529, 7.000%, due 03/15/12	337,412	354,092
# 780204, 7.000%, due 07/15/25	909,049	974,018
# 421828, 7.000%, due 04/15/26	262,567	281,226
# 780584, 7.000%, due 06/15/27	48,356	51,772
# 780580, 7.500%, due 06/15/27	71,724	77,384
# 780520, 8.000%, due 09/15/17	1,025,046	1,115,820
# 338523, 8.000%, due 12/15/22	4,401	4,816
# 780338, 8.000%, due 12/15/22	37,273	40,788
# 780339, 8.000%, due 12/15/23	46,526	50,955
GSMPS Mortgage Loan Trust,
Series 04-4, Class 1AF,
2.999%, due 06/25/34(1),(2)	3,358,167	3,140,197
GSR Mortgage Loan Trust,
Series 05-4F, Class 3A1,
6.500%, due 04/25/20	5,422,094	5,516,196
IndyMac INDA Mortgage Loan Trust,
Series 07-AR1, Class B1,
5.824%, due 03/25/37(1)	5,347,530	2,673,765
Series 07-AR3, Class B1,
5.981%, due 07/25/37(1)	6,206,774	4,262,066
Series 07-AR3, Class B2,
5.981%, due 07/25/37(1)	3,978,982	2,345,423
Series 07-AR3, Class B3,
5.981%, due 07/25/37(1)	2,546,190	1,132,060
Series 07-AR4, Class B3,
6.089%, due 08/25/37(1)	2,581,096	1,085,674
IndyMac INDX Mortgage Loan Trust,
Series 04-AR4, Class B1,
5.407%, due 08/25/34(1)	5,513,069	2,480,881
Series 05-AR3, Class B1,
5.787%, due 04/25/35(1)	6,106,067	2,595,078
Series 05-AR1, Class B1,
6.015%, due 03/25/35(1)	7,880,132	7,854,232
Series 06-AR25, Class B1,
6.264%, due 09/25/36(1)	5,966,461	2,625,243
JP Morgan Mortgage Trust,
Series 06-A6, Class 3A3L,
5.639%, due 10/25/36(1)	5,000,000	3,871,849
JPMorgan Alternative Loan Trust,
Series 05-S1, Class 1A5,
6.000%, due 12/25/35	4,257,001	3,815,390
Series 06-A4, Class A7,
6.300%, due 09/25/36(1)	15,000,000	8,004,000
Series 05-S1, Class 1A10,
6.500%, due 12/25/35	2,742,462	2,501,703
Lehman Mortgage Trust,
Series 06-1, Class 3A5,
5.500%, due 02/25/36	6,942,000	4,949,028
Lehman Structured Securities Corp.,
Series 07-1, Class M3,
5.089%, due 10/28/34(1),(2)	8,590,322	8,495,150
Series 07-1, Class M5,
5.089%, due 10/28/34(1),(2)	2,948,679	2,841,925

Merrill Lynch Mortgage Investors, Inc.,
Series 06-F1, Class M1,
6.000%, due 04/25/36	3,673,286	2,938,629
MLCC Mortgage Investors, Inc.,
Series 07-1, Class M1,
6.113%, due 01/25/37(1)	999,633	718,369
Morgan Stanley Mortgage Loan Trust,
Series 06-7, Class 4A4,
6.000%, due 06/25/36	5,670,806	5,527,902
Series 04-4, Class 2A,
6.380%, due 09/25/34(1)	4,556,720	4,342,554
Residential Accredit Loans, Inc.,
Series 06-QS5, Class M1,
6.000%, due 05/25/36	18,554,331	3,710,866
Residential Funding Mortgage Securities I,
Series 05-SA2, Class M1,
5.115%, due 06/25/35(1)	10,180,363	5,090,182
Series 06-S6, Class M1,
6.000%, due 07/25/36	6,627,980	5,085,226
Series 06-S11, Class M2,
6.000%, due 11/25/36	3,694,492	2,853,649
Series 06-S9, Class M1,
6.250%, due 09/25/36	4,931,634	2,675,412
Series 06-S9, Class M2,
6.250%, due 09/25/36	2,617,613	1,112,486
Structured Adjustable Rate Mortgage Loan Trust,
Series 05-11, Class B1,
5.457%, due 05/25/35(1),(3)	9,916,018	9,495,922
Series 06-5, Class 5A3,
5.537%, due 06/25/36(1)	5,716,149	5,226,976
Series 06-8, Class 3A5,
5.711%, due 09/25/36(1)	15,000,000	12,095,445
Series 05-7, Class B11,
5.673%, due 04/25/35(1),(3)	8,950,747	8,694,167
Series 06-10, Class B1I,
6.221%, due 11/25/36(1)	5,909,108	3,545,465
Series 06-10, Class B2I,
6.221%, due 11/25/36(1)	2,282,951	913,180
Series 06-10, Class B3I,
6.221%, due 11/25/36(1)	1,745,669	558,614
Series 06-5, Class B1I,
6.364%, due 06/25/36(1)	1,504,649	571,767
Series 06-5, Class B2I,
6.364%, due 06/25/36(1)	2,643,114	925,090
Structured Asset Securities Corp.,
Series 06-S4, Class A,
2.769%, due 01/25/37(1)	5,975,067	3,522,741
Vendee Mortgage Trust,
Series 98-2, Class 1G,
6.750%, due 06/15/28	588,739	626,705
WaMu Mortgage Pass-Through Certificates,
Series 07-OA4, Class 1A,
5.096%, due 05/25/47(1)	20,972,358	15,922,004
Series 07-OA6, Class 1A,
5.136%, due 07/25/47(1)	19,606,098	14,899,851
Series 06-AR18, Class 1A1,
5.347%, due 01/25/37(1)	17,727,579	16,682,341
Series 02-AR17, Class 1A,
5.526%, due 11/25/42(1)	5,654,916	4,432,924
Series 07-HY5, Class 1A1,
5.533%, due 05/25/37(1)	21,766,008	20,510,656
Series 07-HY5, Class 1B1,

5.533%, due 05/25/37(1)	3,233,942	2,581,764
Series 07-HY5, Class 1B2,
5.533%, due 05/25/37(1)	2,370,225	2,131,638
Series 06-AR16, Class 3A3,
5.693%, due 12/25/36(1)	30,000,000	23,030,124
Series 07-HY1, Class 1A1,
5.714%, due 02/25/37(1)	25,683,744	24,340,207
Series 07-HY5, Class 2B2,
5.719%, due 05/25/37(1)	3,264,806	2,866,206
Series 07-HY5, Class 3B1,
5.831%, due 05/25/37(1)	5,519,896	3,997,662
Series 07-HY5, Class 3B2,
5.831%, due 05/25/37(1)	1,472,439	1,274,396
Series 07-HY7, Class LB2,
5.852%, due 07/25/37(1)	10,586,744	9,626,738
Series 07-HY7, Class 2A2,
5.874%, due 07/25/37(1)	24,755,790	23,774,867
Series 06-AR12, Class LB1,
5.991%, due 10/25/36(1)	6,487,711	6,081,165
Series 06-AR10, Class LB1,
5.996%, due 09/25/36(1)	5,246,774	4,934,937
Washington Mutual MSC Mortgage Pass-Through Certificates,
Series 02-MS6, Class 3A1,
6.500%, due 09/25/32	80,811	78,969
Wells Fargo Alternative Loan Trust,
Series 07-PA1, Class B2,
6.250%, due 03/25/37	6,460,072	1,215,554
Series 07-PA1, Class B3,
6.250%, due 03/25/37	5,024,611	544,640
Wells Fargo Mortgage Backed Securities Trust,
Series 05-AR4, Class B2,
4.563%, due 04/25/35(1)	1,963,568	1,201,599
Series 05-AR5, Class B1,
5.040%, due 04/25/35(1)	7,689,740	6,725,639
Series 05-14, Class 2B1,
5.500%, due 12/25/35	6,999,956	4,848,347
Series 07-5, Class B1,
5.500%, due 05/25/37	7,228,210	5,167,135
Series 06-AR19, Class A6,
5.643%, due 12/25/36(1)	43,979,000	34,079,798
Series 06-12, Class B1,
6.000%, due 10/25/36	10,619,511	8,107,562
Series 06-18, Class B1,
6.000%, due 12/26/36	20,802,507	19,200,064
Series 07-3, Class CRB1,
6.000%, due 04/25/37	1,141,404	741,912
Series 07-11, Class B2,
6.000%, due 08/25/37	14,472,061	6,512,427
Series 06-AR12, Class 2B1,
6.100%, due 09/25/36(1)	5,983,135	2,991,567

Total mortgage & agency debt securities
(cost $1,294,859,320)		1,070,592,227

Stripped mortgage-backed securities — 0.53%
Federal Home Loan Mortgage Corp. REMICs,
Series 3005, Class UI, IO,
0.750%, due 06/15/31(4)	18,203,204	274,013
Series 3033, Class OI, IO,
5.500%, due 10/15/22(4)	2,356,584	32,111
Federal National Mortgage Association Interest Strips, IO,
Series 366, Class 13,
6.000%, due 10/01/35(4)	4,473,149	887,257
Series 366, Class 14,
6.000%, due 10/01/35(1),(4)	1,784,108	368,802

Series 366, Class 15,
6.500%, due 10/01/35(4)	2,202,830	398,549
Series 366, Class 16,
6.500%, due 10/01/35(1),(4)	1,977,696	356,557
Federal National Mortgage Association Principal Strips, PO,
Series 324, Class 1,
1.632%, due 07/01/32(4),(6)	2,184,035	1,770,656
Federal National Mortgage Association REMICs,
Series 03-14, Class BI, IO,
6.000%, due 10/25/14(4)	724,900	17,720
Series 03-22, Class MI, IO,
6.500%, due 04/25/33(4)	2,922,482	607,757
Series 03-44, Class IO, IO,
6.500%, due 06/25/33(4)	3,977,759	811,790
MLCC Mortgage Investors, Inc.,
Series 04-E, Class XA, IO,
2.604%, due 11/25/29(1),(4)	44,177,357	1,352,537
Sequoia Mortgage Trust,
Series 04-11, Class XA1, IO,
2.102%, due 12/20/34(1),(4)	32,267,198	483,305
Structured Adjustable Rate Mortgage Loan Trust,
Series 05-17, Class 4AX, IO,
5.500%, due 08/25/35(4)	4,347,061	512,762
Structured Asset Mortgage Investments, Inc.,
Series 04-AR8, Class X1, IO,
2.649%, due 05/19/35(1),(4)	29,275,221	247,010

Total stripped mortgage-backed securities
(cost $18,858,188)		8,120,826

Total US bonds
(cost $1,892,353,178)		1,483,121,327

International bonds — 1.24%
International collateralized debt obligations — 1.24%
Cayman Islands — 1.24%
Black Diamond CLO Ltd.,
Series 06-1A, Class D,
4.656%, due 04/29/19(1),(2),(4)	9,000,000	6,327,900
LNR CDO Ltd.,
Series 02-1A, Class EFX,
7.781%, due 07/24/37(2),(4)	5,500,000	3,300,000
Series 06-1A, Class FFX,
7.592%, due 05/28/43(2),(4)	6,800,000	1,088,000
Preferred Term Securities XXV Ltd.,
3.650%, due 06/22/37(1),(2),(4)	4,966,620	4,261,360
Preferred Term Securities XXVI Ltd.,
3.650%, due 09/22/37(1),(2),(4)	4,986,363	4,051,420

Total international collateralized debt obligations
(cost $31,679,813)		19,028,680

Total bonds
(cost $1,924,032,991)		1,502,150,007

	Shares
Short-term investment — 9.30%
Other — 9.30%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 3.06%(7),(8)
(cost $142,223,928)	142,223,928	142,223,928

Total investments — 107.50%
(cost $2,066,256,919)		1,644,373,935
Liabilities, in excess of cash and other assets — (7.50)%		(114,658,177)

Net assets — 100.00%		$1,529,715,758

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $2,066,256,919; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$15,157,025
Gross unrealized depreciation	(437,040,009)

Net unrealized depreciation	$(421,882,984)

(1)	Floating rate security — The interest rate shown is the current rate as of March 31, 2008.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the value of these securities amounted to $205,035,544 or 13.40% of net assets.
(3)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2008. Maturity date disclosed is the ultimate maturity date.
(4)	Security is illiquid. At March 31, 2008, the value of these securities amounted to $135,481,437 or 8.86% of net assets.
(5)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2008, the value of these securities amounted to $9,970 or 0.00% of net assets.
(6)	The rate shown is the effective yield at the date of purchase.
(7)	Investment in affiliated mutual fund.
(8)	The rate shown reflects the yield at March 31, 2008.

CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
CS	Credit Suisse
GE	General Electric
GMAC	General Motors Acceptance Corp.
GS	Goldman Sachs
GSAMP	Goldman Sachs Alternative Mortgage Product
GSMPS	Goldman Sachs Mortgage Pass-Through Securities Corp.
GSR	Goldman Sachs Residential
IO	Interest only security — This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
MLCC	Merrill Lynch Credit Corp.
MSC	Mortgage Securities Corp.
PO	Principal only security — This security entitles the holder to receive principal payments from an underlying pool of assets. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal slower than expected and cause the yield to decrease.

REMIC	Real Estate Mortgage Investment Conduits
STRIPS	Bonds that can be subdivided into a series of zero-coupon bonds.

Restricted securities

Securities	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets	03/31/08 Market value	03/31/08 Market value as a percentage of net assets
Abacus Ltd.,
Series 06-13A, Class G, 3.478%, due 09/28/46	06/27/07	$4,805,469	0.31%	$1,112,500	0.07%
Series 06-13A, Class H, 3.978%, due 09/28/46	07/19/07	3,944,227	0.26	1,000,500	0.07
Series 06-10A, Class H, 4.178%, due 10/30/45	04/16/07	3,141,989	0.21	1,673,622	0.11
Ansonia CDO Ltd.,
Series 06-1A, Class G, 7.149%, due 07/28/46	10/25/06	4,751,780	0.26	720,000	0.05
Series 06-1A, Class G, 7.149%, due 07/28/46	12/28/06	3,955,000	0.31	855,360	0.06
Series 06-1A, Class H, 7.445%, due 07/28/46	10/25/06	6,217,796	0.41	932,700	0.06
Black Diamond CLO Ltd.,
Series 06-1A, Class D, 4.656%, due 04/29/19	12/22/06	9,000,000	0.59	6,327,900	0.41
Calculus SCRE Trust,
Series 06-8, Class Note, 4.486%, due 10/01/37	09/08/06	4,200,000	0.27	3,133,200	0.20
Commercial Industrial Finance Corp.,
Series 07-1A, Class A3L, 3.846%, due 05/10/21	01/26/07	5,400,000	0.35	3,531,060	0.23
G-Force CDO Ltd.,
Series 06-1A, Class A3, 5.600%, due 09/27/46	08/03/06	10,017,949	0.65	8,837,046	0.58
Series 06-1A, Class A3, 5.600%, due 09/27/46	09/07/06	1,207,211	0.08	1,052,133	0.07
Series 06-1A, Class A3, 5.600%, due 09/27/46	12/21/06	1,008,906	0.07	869,531	0.06
G-Force LLC,
Series 05-RR2, Class A2, 5.158%, due 12/25/39	06/29/06	5,830,078	0.38	4,920,000	0.32
Series 05-RR2, Class A2, 5.158%, due 12/25/39	12/28/06	4,220,117	0.28	3,485,000	0.23
Greywolf CLO Ltd.,
Series 07-1A, Class C, 3.770%, due 02/18/21	12/12/06	8,900,000	0.58	4,895,000	0.32
GS Alternative Mortgage Product II,
Series 07-GKK1, Class A1, 5.770%, due 12/20/49	05/02/07	19,093,579	1.25	11,035,841	0.72
Series 07-GKK1, Class A1, 5.770%, due 12/20/49	06/28/07	3,863,125	0.25	2,314,200	0.15
LNR CDO Ltd.,
Series 02-1A, Class EFX, 7.781%, due 07/24/37	12/01/06	6,079,219	0.40	3,300,000	0.22
Series 06-1A, Class FFX, 7.592%, due 05/28/43	04/18/07	6,655,160	0.44	1,088,000	0.07
Preferred Term Securities XXV Ltd.,
3.650%, due 06/22/37	03/14/07	4,966,616	0.32	4,261,360	0.28
Preferred Term Securities XXVI Ltd.,
3.650%, due 09/22/37	06/13/07	4,986,363	0.33	4,051,420	0.26
Structured Asset Securities Corp.,
Series 05-57, Class M5, 3.249%, due 12/25/35	06/08/07	900,195	0.06	58,000	0.00 (1)
Terwin Mortgage Trust,
Series 06-1, Class 2M2, 4.250%, due 01/25/37	12/22/05	3,247,990	0.20	103,250	0.01
Wachovia Bank Commercial Mortgage Trust,
Series 07-WHL8, Class LXR1, 3.518%, due 06/15/20	06/15/07	10,721,129	0.70	8,791,326	0.57

		$137,113,898	8.96%	$78,348,949	5.12%

(1)	Amount represents less than 0.005%

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2008

Bonds
US bonds
Asset-backed securities	7.67%
Collateralized debt obligations	1.87
Commercial mortgage-backed securities	16.90
Mortgage & agency debt securities	69.99
Stripped mortgage-backed securities	0.53

Total US bonds	96.96
International bonds
International collateralized debt obligations	1.24

Total bonds	98.20
Short-term investment	9.30

Total investments	107.50
Liabilities, in excess of cash and other assets	(7.50)

Net assets	100.00%

UBS U.S. Treasury Inflation Protected Securities Relationship Fund—Portfolio of investments

March 31, 2008 (unaudited)

	Face amount	Value
Bonds — 98.63%
US bonds — 98.63%
US government obligations — 98.63%
US Treasury Inflation Indexed Bonds (TIPS),
1.625%, due 01/15/18	$226,665	$238,016
1.750%, due 01/15/28	206,517	204,726
1.875%, due 07/15/13	844,581	910,960
2.000%, due 01/15/26	744,331	767,359
2.375%, due 04/15/11	228,605	245,608
2.500%, due 07/15/16	522,515	588,605
2.625%, due 07/15/17	610,974	696,224
3.000%, due 07/15/12	586,890	657,775
3.375%, due 04/15/32	481,541	632,323
4.250%, due 01/15/10	614,656	666,902

Total US government obligations
(cost — $5,291,717)		5,608,498

	Shares
Short-term investment — 0.73%
Investment company — 0.73%
UBS U.S. Cash Management Prime Relationship Fund, 3.05%(1),(2)
(cost — $41,450)	41,450	41,450

Total investments — 99.36%
(cost — $5,333,167)		5,649,948
Cash and other assets, less liabilities — 0.64%		36,550

Net assets — 100.00%		$5,686,498

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $5,333,167; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$316,781
Gross unrealized depreciation	—

Net unrealized appreciation	$316,781

(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at March 31, 2008.
TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2008

Bonds
US bonds
US government obligations	98.63%
Short-term investment	0.73

Total investments	99.36
Cash and other assets, less liabilities	0.64

Net assets	100.00%

UBS Relationship Funds (unaudited)

1. Valuation of investments

Each Fund calculates its net asset value based on the current market value for its portfolio securities. The Funds normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. Certain funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value,” that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment manager of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at a fair value determined by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company.

Certain securities in which the Funds invest are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s NAV. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s securities, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. Eastern Time.

Futures contracts generally are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below.

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs, including but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk.

Level 3 –	Unobservable inputs inclusive of the Funds’ own assumptions in determining the value of investments.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Funds’ assets. The Funds may hold securities which have been fair valued in accordance with the Funds’ fair valuation trigger as of March 31, 2008, which may result in movement between Level 1 and Level 2.

UBS Global Securities Relationship Fund

	Measurements at 03/31/08
Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Securities	$1,203,959,377	$1,589,456,073	$9,262,170	$2,802,677,620
Derivatives	4,569,313	121,173,272	0	125,742,585

Total	$1,208,528,690	$1,710,629,345	$9,262,170	$2,928,420,205

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	(1,846,195)	(64,774,267)	0	(66,620,462)

Total	$(1,846,195)	$(64,774,267)	$0	$(66,620,462)

UBS Emerging Markets Equity Completion Relationship Fund

	Measurements at 03/31/08
Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Securities	$46,113,144	$95,714,402	$1,163,788	$142,991,334
Derivatives	0	0	0	0

Total	$46,113,144	$95,714,402	$1,163,788	$142,991,334

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	0	0	0	0

Total	$0	$0	$0	$0

UBS Emerging Markets Equity Relationship Fund

	Measurements at 03/31/08
Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Securities	$76,224,092	$148,595,523	$6,132,162	$230,951,777
Derivatives	0	0	0	0

Total	$76,224,092	$148,595,523	$6,132,162	$230,951,777

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	0	0	0	0

Total	$0	$0	$0	$0

UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund

	Measurements at 03/31/08
Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Securities	$927,053	$35,869,410	$0	$36,796,463
Derivatives	0	0	0	0

Total	$927,053	$35,869,410	$0	$36,796,463

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	0	0	0	0

Total	$0	$0	$0	$0

UBS International Equity Relationship Fund

	Measurements at 03/31/08
Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Securities	$2,828,541	$65,290,725	$474,809	$68,594,075
Derivatives	0	19,229,630	0	19,229,630

Total	$2,828,541	$84,520,355	$474,809	$87,823,705

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	0	(18,557,230)	0	(18,557,230)

Total	$0	$(18,557,230)	$0	$(18,557,230)

UBS Small-Cap Equity Relationship Fund

	Measurements at 03/31/08
Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Securities	$434,577,226	$125,846,676	$0	$560,423,902
Derivatives	0	0	0	0

Total	$434,577,226	$125,846,676	$0	$560,423,902

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	0	0	0	0

Total	$0	$0	$0	$0

UBS U.S. Equity Alpha Relationship Fund

	Measurements at 03/31/08
Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Securities	$832,547,358	$8,675,620	$0	$841,222,978
Derivatives	0	0	0	0

Total	$832,547,358	$8,675,620	$0	$841,222,978

Liabilities
Securities sold short	$(146,785,826)	$0	$0	$(146,785,826)
Derivatives	0	0	0	0

Total	$(146,785,826)	$0	$0	$(146,785,826)

UBS U.S. Large Cap Equity Relationship Fund

	Measurements at 03/31/08
Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Securities	$392,508,780	$21,742,043	$0	$414,250,823
Derivatives	269,055	0	0	269,055

Total	$392,777,835	$21,742,043	$0	$414,519,878

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	0	0	0	0

Total	$0	$0	$0	$0

UBS U.S. Large Cap Growth Equity Relationship Fund

	Measurements at 03/31/08
Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Securities	$387,025,156	$34,801,214	$0	$421,826,370
Derivatives	0	0	0	0

Total	$387,025,156	$34,801,214	$0	$421,826,370

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	0	0	0	0

Total	$0	$0	$0	$0

UBS U.S. Large-Cap Value Equity Relationship Fund

	Measurements at 03/31/08
Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Securities	$89,385,407	$1,591,915	$0	$90,977,322
Derivatives	0	0	0	0

Total	$89,385,407	$1,591,915	$0	$90,977,322

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	0	0	0	0

Total	$0	$0	$0	$0

UBS U.S. Smaller Cap Equity Completion Relationship Fund

	Measurements at 03/31/08
Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Securities	$2,001,614	$9,599	$0	$2,011,213
Derivatives	0	0	0	0

Total	$2,001,614	$9,599	$0	$2,011,213

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	0	0	0	0

Total	$0	$0	$0	$0

UBS Absolute Return Investment Grade Bond Relationship Fund

	Measurements at 03/31/08
Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Securities	$0	$384,040,791	$5,139,982	$389,180,773
Derivatives	534,985	6,377,024	0	6,912,009

Total	$534,985	$390,417,815	$5,139,982	$396,092,782

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	(2,386,852)	(7,737,085)	0	(10,123,937)

Total	$(2,386,852)	$(7,737,085)	$0	$(10,123,937)

UBS Corporate Bond Relationship Fund

	Measurements at 03/31/08
Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Securities	$0	$676,452,043	$0	$676,452,043
Derivatives	0	2,154,677	0	2,154,677

Total	$0	$678,606,720	$0	$678,606,720

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	0	(7,773,949)	0	(7,773,949)

Total	$0	$(7,773,949)	$0	$(7,773,949)

UBS High Yield Relationship Fund

	Measurements at 03/31/08
Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Securities	$10,384	$582,057,523	$0	$582,067,907
Derivatives	0	5,140,568	0	5,140,568

Total	$10,384	$587,198,091	$0	$587,208,475

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	0	(14,038,812)	0	(14,038,812)

Total	$0	$(14,038,812)	$0	$(14,038,812)

UBS Opportunistic Loan Relationship Fund

	Measurements at 03/31/08
Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Securities	$0	$32,723,519	$0	$32,723,519
Derivatives	0	0	0	0

Total	$0	$32,723,519	$0	$32,723,519

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	0	0	0	0

Total	$0	$0	$0	$0

UBS Opportunistic Emerging Markets Debt Relationship Fund

	Measurements at 03/31/08
Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Securities	$0	$71,895,967	$15,411,400	$87,307,367
Derivatives	0	1,159,481	0	1,159,481

Total	$0	$73,055,448	$15,411,400	$88,466,848

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	0	(307,296)	0	(307,296)

Total	$0	$(307,296)	$0	$(307,296)

UBS Opportunistic High Yield Relationship Fund

	Measurements at 03/31/08
Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Securities	$0	$92,734,487	$0	$92,734,487
Derivatives	0	5,432,898	0	5,432,898

Total	$0	$98,167,385	$0	$98,167,385

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	0	(5,124,224)	0	(5,124,224)

Total	$0	$(5,124,224)	$0	$(5,124,224)

UBS U.S. Bond Relationship Fund

	Measurements at 03/31/08
Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Securities	$0	$62,067,282	$239,614	$62,306,896
Derivatives	43,241	1,103,746	0	1,146,987

Total	$43,241	$63,171,028	$239,614	$63,453,883

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	(38,534)	(536,241)	0	(574,775)

Total	$(38,534)	$(536,241)	$0	$(574,775)

UBS U.S. Cash Management Prime Relationship Fund

	Measurements at 03/31/08
Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Securities	$0	$709,291,968	$0	$709,291,968
Derivatives	0	0	0	0

Total	$0	$709,291,968	$0	$709,291,968

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	0	0	0	0

Total	$0	$0	$0	$0

UBS U.S. Securitized Mortgage Relationship Fund

	Measurements at 03/31/08
Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Securities	$0	$1,508,882,528	$135,491,407	$1,644,373,935
Derivatives	0	0	0	0

Total	$0	$1,508,882,528	$135,491,407	$1,644,373,935

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	0	(119,772,415)	0	(119,772,415)

Total	$0	$(119,772,415)	$0	$(119,772,415)

UBS U.S. Treasury Inflation Protected Securities Relationship Fund

	Measurements at 03/31/08
Description	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Securities	$0	$5,649,948	$0	$5,649,948
Derivatives	0	0	0	0

Total	$0	$5,649,948	$0	$5,649,948

Liabilities
Securities sold short	$0	$0	$0	$0
Derivatives	0	0	0	0

Total	$0	$0	$0	$0

The following is a rollforward of the Funds’ assets that were valued using unobservable inputs for the period:

UBS Global Securities Relationship Fund

	Measurements using unobservable inputs (Level 3)
	Securities	Derivatives	Total
Assets
Beginning balance	$6,089,212	$0	$6,089,212
Total gains or losses (realized/unrealized) included in earnings	(563,938)	0	(563,938)
Purchases, sales, issuances, and settlements (net)	(223,217)	0	(223,217)
Transfers in and/or out of Level 3	3,960,113	0	3,960,113

Ending balance	$9,262,170	$0	$9,262,170

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 03/31/08.	$(240,663)	$0	$(240,663)

UBS Emerging Markets Equity Completion Relationship Fund

	Measurements using unobservable inputs (Level 3)
	Securities	Derivatives	Total
Assets
Beginning balance	$0	$0	$0
Total gains or losses (realized/unrealized) included in earnings	0	0	0
Purchases, sales, issuances, and settlements (net)	0	0	0
Transfers in and/or out of Level 3	1,163,788	0	1,163,788

Ending balance	$1,163,788	$0	$1,163,788

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 03/31/08.	$35,522	$0	$35,522

UBS Emerging Markets Equity Relationship Fund

	Measurements using unobservable inputs (Level 3)
	Securities	Derivatives	Total
Assets
Beginning balance	$6,691,365	$0	$6,691,365
Total gains or losses (realized/unrealized) included in earnings	(1,535,404)	0	(1,535,404)
Purchases, sales, issuances, and settlements (net)	(451,281)	0	(451,281)
Transfers in and/or out of Level 3	1,427,482	0	1,427,482

Ending balance	$6,132,162	$0	$6,132,162

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 03/31/08.	$(1,614,922)	$0	$(1,614,922)

UBS International Equity Relationship Fund

	Measurements using unobservable inputs (Level 3)
	Securities	Derivatives	Total
Assets
Beginning balance	$0	$0	$0
Total gains or losses (realized/unrealized) included in earnings	0	0	0
Purchases, sales, issuances, and settlements (net)	0	0	0
Transfers in and/or out of Level 3	474,809	0	474,809

Ending balance	$474,809	$0	$474,809

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 03/31/08.	$(79,491)	$0	$(79,491)

UBS Absolute Return Investment Grade Bond Relationship Fund

	Measurements using unobservable inputs (Level 3)
	Securities	Derivatives	Total
Assets
Beginning balance	$6,763,837	$0	$6,763,837
Total gains or losses (realized/unrealized) included in earnings	(1,538,356)	0	(1,538,356)
Purchases, sales, issuances, and settlements (net)	(77,799)	0	(77,799)
Transfers in and/or out of Level 3	(7,700)	0	(7,700)

Ending balance	$5,139,982	$0	$5,139,982

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 03/31/08.	$(1,234,398)	$0	$(1,234,398)

UBS High Yield Relationship Fund

	Measurements using unobservable inputs (Level 3)
	Securities	Derivatives	Total
Assets
Beginning balance	$0	$0	$0
Total gains or losses (realized/unrealized) included in earnings	0	0	0
Purchases, sales, issuances, and settlements (net)	0	0	0
Transfers in and/or out of Level 3	0	0	0

Ending balance	$0	$0	$0

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 03/31/08.	$0	$0	$0

The Fund currently owns a security categorized as “Level 3” with a value of $0. Please refer to the Fund’s Notes to portfolio of investments.

UBS Opportunistic Emerging Markets Debt Relationship Fund

	Measurements using unobservable inputs (Level 3)
	Securities	Derivatives	Total
Assets
Beginning balance	$11,412,520	$0	$11,412,520
Total gains or losses (realized/unrealized) included in earnings	256,992	0	256,992
Purchases, sales, issuances, and settlements (net)	(1,876,058)	0	(1,876,058)
Transfers in and/or out of Level 3	5,617,946	0	5,617,946

Ending balance	$15,411,400	$0	$15,411,400

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 03/31/08.	$316,237	$0	$316,237

UBS Opportunistic High Yield Relationship Fund

	Measurements using unobservable inputs (Level 3)
	Securities	Derivatives	Total
Assets
Beginning balance	$16,338	$0	$16,338
Total gains or losses (realized/unrealized) included in earnings	(16,338)	0	(16,338)
Purchases, sales, issuances, and settlements (net)	0	0	0
Transfers in and/or out of Level 3	0	0	0

Ending balance	$0	$0	$0

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 03/31/08.	$0	$0	$0

UBS U.S. Bond Relationship Fund

	Measurements using unobservable inputs (Level 3)
	Securities	Derivatives	Total
Assets
Beginning balance	$743,860	$0	$743,860
Total gains or losses (realized/unrealized) included in earnings	109,893	0	109,893
Purchases, sales, issuances, and settlements (net)	(201,646)	0	(201,646)
Transfers in and/or out of Level 3	(412,493)	0	(412,493)

Ending balance	$239,614	$0	$239,614

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 03/31/08.	$(25,843)	$0	$(25,843)

UBS U.S. Securitized Mortgage Relationship Fund

	Measurements using unobservable inputs (Level 3)
	Securities	Derivatives	Total
Assets
Beginning balance	$207,569,650	$0	$207,569,650
Total gains or losses (realized/unrealized) included in earnings	(28,040,360)	0	(28,040,360)
Purchases, sales, issuances, and settlements (net)	(19,658,194)	0	(19,658,194)
Transfers in and/or out of Level 3	(24,379,689)	0	(24,379,689)

Ending balance	$135,491,407	$0	$135,491,407

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at 03/31/08.	$(24,657,671)	$0	$(24,657,671)

2. Swap agreements

Certain Funds may engage in swap agreements, including but not limited to interest rate, currency, credit default and equity swap agreements. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Certain Funds may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Credit default swap agreements involve commitments to make or receive payments in the event of a default or a credit event of a referenced security. As a buyer, the Fund would make periodic payments to the counterparty, and the Fund would receive payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event does occur, the Fund typically would receive full notional value for a reference obligation that may have little or no value. As a seller, the Fund would receive periodic payments from the counterparty, and the Fund would make payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will gain the periodic stream of payments it received over the term of the contract. However, if a credit event occurs, the Fund will lose full notional value for a reference obligation that may have little or no value. Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk and credit risk.

Total return swap agreements involve commitments to pay or receive interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation.

The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If UBS Global AM is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Funds will be less favorable than it would have been if this investment technique was never used. Swaps do not involve the delivery of securities and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss will consist of the net amount of interest or other payments that the Fund is contractually entitled to receive. Therefore, the Fund would consider the creditworthiness of the counterparty to a swap agreement in evaluating potential credit risk.

The Funds will accrue for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap agreements on the Statements of assets and liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap agreements, in addition to realized gain/loss recorded upon the termination of swap agreements on the Statements of operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation of swap agreements.

At March 31, 2008, UBS Global Securities Relationship Fund, UBS Absolute Return Investment Grade Bond Relationship Fund, UBS Opportunistic Emerging Markets Debt Relationship Fund and UBS U.S. Bond Relationship Fund had outstanding interest rate swap agreements with the following terms:

				UBS Global Securities Relationship Fund
Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund	Value
Goldman Sachs International	USD	78,300,000	03/17/10	2.5788	%(1)	2.6212%	$319,275

(1)	Rate based on 3 month LIBOR (USD BBA)

BBA British Banking Association

LIBOR London Interbank Offered Rate

Currency type abbreviation:

USD	United States Dollar

				UBS Absolute Return Investment Grade Bond Relationship Fund
Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Value
Citigroup	USD	58,000,000	04/23/08	3.8475	%(1)	4.5625%		$104,639
Citigroup	USD	96,000,000	04/30/08	3.2513	(1)	3.8725		150,413
Citigroup	USD	167,000,000	04/30/08	3.2513	(1)	3.8275		242,703
Citigroup	USD	166,000,000	05/06/08	3.1450	(1)	3.2575		46,561
Citigroup	USD	187,000,000	07/03/08	—	(2)	2.7310		37,551
Citigroup	USD	191,000,000	07/03/08	—	(2)	2.6375		(6,476)
Deutsche Bank AG	USD	91,000,000	04/02/08	4.7288	(1)	4.8000		16,387
Deutsche Bank AG	USD	89,000,000	04/09/08	4.5431	(1)	4.5700		6,041
Deutsche Bank AG	USD	90,000,000	04/09/08	4.5431	(1)	4.6150		16,338
Deutsche Bank AG	USD	89,000,000	04/23/08	3.8475	(1)	4.6900		189,199
Deutsche Bank AG	USD	96,000,000	04/23/08	3.8475	(1)	4.0750		55,108
Deutsche Bank AG	USD	19,000,000	05/06/08	3.1450	(1)	3.2400		4,500
Deutsche Bank AG	USD	193,000,000	05/06/08	3.1450	(1)	4.2300		522,091
Deutsche Bank AG	USD	193,000,000	05/20/08	3.0700	(1)	3.1150		21,631
Deutsche Bank AG	USD	188,000,000	06/12/08	2.9013	(1)	2.9200		8,959
Goldman Sachs International	USD	188,000,000	06/12/08	2.9013	(1)	2.9225		10,154
JPMorgan Chase Bank	USD	93,500,000	06/12/11	—	(2)	5.6100		4,340,960
JPMorgan Chase Bank	USD	21,500,000	06/12/19	5.8475		—	(2)	(2,449,793)
Lehman Brothers	USD	3,175,000	07/10/18	3.3500		—	(3)	(32,011)
Lehman Brothers	USD	3,175,000	07/10/18	—	(4)	3.5700		(137,160)
Lehman Brothers	USD	2,000,000	07/31/28	3.7300		—	(3)	(18,971)
Lehman Brothers	USD	2,000,000	07/31/28	—	(4)	4.2600		(150,220)
Merrill Lynch	USD	87,000,000	04/02/08	4.7288	(1)	4.6650		(14,017)
Merrill Lynch	USD	94,000,000	04/09/08	4.5431	(1)	4.7150		40,808
Merrill Lynch	USD	96,500,000	04/30/08	3.2513	(1)	4.3200		260,106
Merrill Lynch	USD	176,000,000	05/06/08	3.1450	(1)	3.1925		20,843
Merrill Lynch	USD	188,000,000	06/05/08	3.0144	(1)	2.9725		(20,022)
Merrill Lynch	USD	24,600,000	08/31/12	—	(2)	3.3652		169,564
Merrill Lynch	USD	14,100,000	05/15/16	4.1717		—	(2)	(297,595)
Merrill Lynch	USD	1,675,000	07/10/28	3.8300		—	(3)	(40,595)
Merrill Lynch	USD	1,675,000	07/10/28	—	(4)	4.6500		(63,148)

								$3,034,548

(1)	Rate based on 3 month LIBOR (USD BBA)
(2)	Rate based on 3 month LIBOR (USD BBA). This is a forward starting trade and, as such, a floating rate has not yet been assigned as of March 31, 2008.
(3)	Rate based on SIFMA Municipal Swap Index. This is a forward starting trade and, as such, a floating rate has not yet been assigned as of March 31, 2008.
(4)	Rate based on MMD Municipal Swap Index. This is a forward starting trade and, as such, a floating rate has not yet been assigned as of March 31, 2008.

BBA British Banking Association

MMD Municipal Market Data

SIFMA Securities Industry and Financial Markets Association

Currency type abbreviation:

USD	United States Dollar

				UBS Opportunistic Emerging Markets Debt Relationship Fund
Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Value
Deutsche Bank AG	ZAR	98,300,000	09/10/09	11.3250	%(1)	11.2100%		$(31,434)
Deutsche Bank AG	ZAR	21,500,000	03/12/18	9.8900		11.3250	(1)	(20,646)

								$(52,080)

(1)	Rate based on 3 month JIBAR. This is a forward starting trade and, as such, a floating rate has not yet been assigned as of March 31, 2008.

JIBAR Johannesburg Interbank Offered Rate

Currency type abbreviation:

ZAR	South African Rand

				UBS U.S. Bond Relationship Fund
Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Value
Citigroup	USD	11,000,000	04/23/08	3.8475	%(1)	4.5625%		$19,845
Citigroup	USD	19,000,000	04/30/08	3.2513	(1)	3.8725		29,769
Citigroup	USD	33,000,000	04/30/08	3.2513	(1)	3.8275		47,959
Citigroup	USD	33,000,000	05/06/08	3.1450	(1)	3.2575		9,256
Citigroup	USD	31,000,000	07/03/08	—	(2)	2.6375		(1,051)
Citigroup	USD	32,000,000	07/03/08	—	(2)	2.7310		6,426
Deutsche Bank AG	USD	21,000,000	04/02/08	4.7288	(1)	4.8000		3,782
Deutsche Bank AG	USD	20,000,000	04/09/08	4.5431	(1)	4.5700		1,357
Deutsche Bank AG	USD	21,000,000	04/09/08	4.5431	(1)	4.6150		3,812
Deutsche Bank AG	USD	19,000,000	04/23/08	3.8475	(1)	4.0750		10,907
Deutsche Bank AG	USD	20,000,000	04/23/08	3.8475	(1)	4.6900		42,517
Deutsche Bank AG	USD	4,000,000	05/06/08	3.1450	(1)	3.2400		947
Deutsche Bank AG	USD	38,000,000	05/06/08	3.1450	(1)	4.2300		102,795
Deutsche Bank AG	USD	34,000,000	05/20/08	3.0700	(1)	3.1150		3,811
Deutsche Bank AG	USD	32,000,000	06/12/08	2.9013	(1)	2.9200		1,525
Goldman Sachs International	USD	32,000,000	06/12/08	2.9013	(1)	2.9225		1,728
Goldman Sachs International	USD	8,000,000	03/17/10	2.5788	(1)	2.6212		32,621
JPMorgan Chase Bank	USD	15,000,000	06/12/11	—	(2)	5.6100		696,411
JPMorgan Chase Bank	USD	3,600,000	06/12/19	5.8475		—	(2)	(410,198)
Lehman Brothers	USD	525,000	07/10/18	3.3500		—	(3)	(5,293)
Lehman Brothers	USD	525,000	07/10/18	—	(4)	3.5700		(22,680)
Lehman Brothers	USD	275,000	07/31/28	3.7300		—	(3)	(2,609)
Lehman Brothers	USD	275,000	07/31/28	—	(4)	4.2600		(20,655)
Merrill Lynch	USD	20,000,000	04/02/08	4.7288	(1)	4.6650		(3,222)
Merrill Lynch	USD	15,000,000	04/09/08	4.5431	(1)	4.7150		6,512
Merrill Lynch	USD	19,000,000	04/30/08	3.2513	(1)	4.3200		51,213
Merrill Lynch	USD	31,000,000	05/06/08	3.1450	(1)	3.1925		3,671
Merrill Lynch	USD	32,000,000	06/05/08	3.0144	(1)	2.9725		(3,408)
Merrill Lynch	USD	3,900,000	08/31/12	—	(2)	3.3652		26,882
Merrill Lynch	USD	2,300,000	05/15/16	4.1717		—	(2)	(48,544)
Merrill Lynch	USD	300,000	07/10/28	3.8300		—	(3)	(7,271)
Merrill Lynch	USD	300,000	07/10/28	—	(4)	4.6500		(11,310)

								$567,505

(1)	Rate based on 3 month LIBOR (USD BBA)
(2)	Rate based on 3 month LIBOR (USD BBA). This is a forward starting trade and, as such, a floating rate has not yet been assigned as of March 31, 2008.
(3)	Rate based on SIFMA Municipal Swap Index. This is a forward starting trade and, as such, a floating rate has not yet been assigned as of March 31, 2008.
(4)	Rate based on MMD Municipal Swap Index. This is a forward starting trade and, as such, a floating rate has not yet been assigned as of March 31, 2008.

BBA British Banking Association

MMD Municipal Market Data

SIFMA Securities Industry and Financial Markets Association

Currency type abbreviation:

USD	United States Dollar

At March 31, 2008, UBS Global Securities Relationship Fund, UBS Absolute Return Investment Grade Bond Relationship Fund, UBS Corporate Bond Relationship Fund, UBS High Yield Relationship Fund, UBS Opportunistic Emerging Markets Debt Relationship Fund, UBS Opportunistic High Yield Relationship Fund and UBS U.S. Securitized Mortgage Relationship Fund had outstanding credit default swap agreements with the following terms:

				UBS Global Securities Relationship Fund
Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Value
Deutsche Bank AG	USD	2,500,000	08/25/37	—	(1)	0.0900	%(2)	$(1,088,803)
Deutsche Bank AG	USD	1,400,000	12/13/49	—	(3)	0.2700	(2)	(484,608)
Goldman Sachs International	USD	450,000	12/13/49	—	(3)	0.2700	(2)	(155,767)
Merrill Lynch	USD	1,650,000	08/25/37	—	(1)	0.0900	(2)	(718,610)
Merrill Lynch	USD	2,300,000	12/13/49	—	(3)	0.2700	(2)	(796,142)

								$(3,243,930)

(1)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones ABX-HE-AAA Series 07-1 Index.

(2)	Payments received are based on the notional amount.
(3)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CMBX-NA-AA Series 3 Index.

Currency type abbreviation:

USD	United States Dollar

				UBS Absolute Return Investment Grade Bond Relationship Fund
Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Value
Deutsche Bank AG	USD	2,675,000	08/25/37	—	(1)	0.0900	%(2)	$(1,165,019)
Deutsche Bank AG	USD	2,250,000	12/13/49	—	(3)	0.2700	(2)	(778,835)
Goldman Sachs International	USD	2,000,000	03/20/13	1.3800	%(2)	—	(4)	112,468
JPMorgan Chase Bank	USD	2,000,000	09/20/08	—	(5)	7.4000	(2)	(635,360)
Merrill Lynch	USD	850,000	08/25/37	—	(1)	0.0900	(2)	(370,193)
Merrill Lynch	USD	4,500,000	12/13/49	—	(3)	0.2700	(2)	(1,557,670)

								$(4,394,609)

(1)

Payments to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones ABX-HE-AAA Series 07-1 Index.

(2)	Payments made or received are based on the notional amount.
(3)

Payments to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CMBX-NA-AA Series 3 Index.

(4)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Merrill Lynch & Co., Inc. 5.000% bond, due 01/15/15.
(5)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Residential Capital LLC 6.500% bond, due 04/17/13.

Currency type abbreviation:

USD	United States Dollar

				UBS Corporate Bond Relationship Fund
Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Value
Goldman Sachs International	USD	3,550,000	09/20/08	—	(1)	6.0000	%(2)	(8,754)
Goldman Sachs International	USD	10,000,000	06/20/12	0.4800	%(2)	—	(3)	58,004
Goldman Sachs International	USD	10,000,000	06/20/12	0.6200	(2)	—	(4)	891,003
Goldman Sachs International	USD	17,000,000	06/20/12	—	(5)	0.2000	(2)	(440,899)
Goldman Sachs International	USD	8,500,000	09/20/12	—	(6)	0.2200	(2)	(549,722)
Goldman Sachs International	USD	5,000,000	06/20/17	0.8600	(2)	—	(7)	125,584
Goldman Sachs International	USD	10,000,000	06/20/17	0.3900	(2)	—	(8)	490,815
Goldman Sachs International	USD	4,350,000	09/20/17	0.5300	(2)	—	(9)	48,001
Goldman Sachs International	USD	5,000,000	09/20/17	0.3700	(2)	—	(10)	252,688
Goldman Sachs International	USD	2,900,000	12/20/12	2.5200	(2)	—	(11)	138,166
Goldman Sachs International	USD	2,900,000	12/20/12	1.4500	(2)	—	(12)	69,499
Goldman Sachs International	USD	33,000,000	12/20/12	—	(13)	1.4000	(2)	(2,612,154)
JPMorgan Chase Bank	USD	2,500,000	09/20/08	—	(14)	3.0000	(2)	(23,284)
JPMorgan Chase Bank	USD	4,000,000	09/20/08	—	(15)	7.4000	(2)	(1,270,721)
JPMorgan Chase Bank	USD	3,500,000	09/20/12	—	(16)	0.6300	(2)	(177,105)
JPMorgan Chase Bank	USD	34,000,000	12/20/12	—	(13)	1.4000	(2)	(2,691,310)
Lehman Brothers	USD	2,300,000	09/20/12	0.5300	(2)	—	(17)	80,917

								$(5,619,272)

(1)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Countrywide Home Loans Inc. 4.000% bond, due 03/22/11.
(2)	Payments made or received are based on the notional amount.
(3)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the H. J. Heinz Company 6.000% bond, due 03/15/08.
(4)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Masco Corporation 5.875% bond, due 07/15/12.
(5)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Daimler AG 6.500% bond, due 11/15/13.
(6)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Wellpoint Inc. 6.800% bond, due 08/01/12.
(7)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Alcoa Inc. 6.500% bond, due 06/01/11.
(8)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Daimler AG 6.500% bond, due 11/15/13.
(9)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Anheuser-Busch Cos Inc. 5.625% bond, due 10/01/10.
(10)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Aetna Inc. 6.625% bond, due 06/15/36.
(11)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Ryland Group 5.375% bond, due 01/15/15.
(12)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the MDC Holdings Inc. 5.500% bond, due 05/19/13.
(13)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX-NA-IG-HVOL Series 9 Index.

(14)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the KB Home 5.750% bond, due 02/01/14.
(15)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Residential Capital LLC 6.500% bond, due 04/17/13.
(16)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Bear Stearns Cos., Inc. 5.300% bond, due 10/30/15.
(17)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Exelon Corporation 6.750% bond, due 05/01/11.

Currency type abbreviation:

USD	United States Dollar

				UBS High Yield Relationship Fund
Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Value
Goldman Sachs International	USD	1,350,000	09/20/08	—	(1)	5.4000	%(2)	$(438,353)
Goldman Sachs International	USD	2,200,000	09/20/08	—	(3)	6.0000	(2)	(5,425)
Goldman Sachs International	USD	2,700,000	09/20/08	—	(3)	6.0000	(2)	(6,658)
Goldman Sachs International	USD	6,500,000	09/20/08	—	(1)	6.6000	(2)	(2,083,189)
Goldman Sachs International	USD	48,710,000	12/20/12	3.7500	%(2)	—	(4)	5,140,568
JPMorgan Chase Bank	USD	1,000,000	09/20/08	—	(1)	7.4000	(2)	(317,680)
JPMorgan Chase Bank	USD	38,800,000	06/20/12	—	(5)	1.2000	(2)	(2,985,476)
Lehman Brothers	USD	3,500,000	09/20/08	—	(1)	8.0000	(2)	(1,104,503)
Lehman Brothers	USD	48,500,000	06/20/12	—	(5)	1.2000	(2)	(3,731,844)
Lehman Brothers	USD	34,650,000	06/20/12	—	(6)	2.7500	(2)	(3,365,684)

								$(8,898,244)

(1)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Residential Capital LLC 6.500% bond, due 04/17/13.
(2)	Payments made or received are based on the notional amount.
(3)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Countrywide Home Loans Inc. 4.000% bond, due 03/22/11.
(4)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX-NA-HY Series 9 Index.

(5)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones LCDX-NA Series 8 Index.

(6)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX-NA-HY Series 8 Index.

Currency type abbreviation:

USD	United States Dollar

				UBS Opportunistic Emerging Markets Debt Relationship Fund
Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Value
Merrill Lynch	USD	4,500,000	03/20/09	—	(1)	4.5500	%(2)	$(58,991)

(1)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Venezuela 9.250% bond, due 09/15/27.
(2)	Payments received are based on the notional amount.

				UBS Opportunistic High Yield Relationship Fund
Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Value
Goldman Sachs International	USD	800,000	09/20/08	—	(1)	6.0000	%(2)	$(1,973)
Goldman Sachs International	USD	1,000,000	09/20/08	—	(1)	6.0000	(2)	(2,466)
Goldman Sachs International	USD	1,000,000	09/20/08	—	(3)	5.0000	(2)	(326,111)
Goldman Sachs International	USD	4,000,000	09/20/08	—	(3)	6.6000	(2)	(1,281,962)
Goldman Sachs International	USD	51,480,000	12/20/12	3.7500	%(2)	—	(4)	5,432,898
JPMorgan Chase Bank	USD	1,850,000	09/20/08	—	(5)	3.0000	(2)	(17,230)
JPMorgan Chase Bank	USD	11,000,000	09/20/08	—	(3)	7.4000	(2)	(3,494,482)

								$308,674

(1)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Countrywide Home Loans Inc. 4.000% bond, due 03/22/11.
(2)	Payments made or received are based on the notional amount.
(3)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Residential Capital LLC 6.500% bond, due 04/17/13.
(4)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX-NA-HY Series 9 Index.

(5)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the KB Home 5.750% bond, due 02/01/14.

Currency type abbreviation:

USD	United States Dollar

				UBS U.S. Securitized Mortgage Relationship Fund
Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Value
Deutsche Bank AG	USD	63,450,000	08/25/37	—	(1)	0.0900	%(2)	$(27,633,812)
Deutsche Bank AG	USD	26,250,000	12/13/49	—	(3)	0.2700	(2)	(9,086,408)
Goldman Sachs International	USD	50,000,000	12/13/49	—	(3)	0.2700	(2)	(17,307,443)
Goldman Sachs International	USD	68,400,000	12/13/49	—	(3)	0.2700	(2)	(23,676,582)
Goldman Sachs International	USD	20,000,000	10/12/52	—	(4)	1.3400	(2)	(8,011,769)
Merrill Lynch	USD	47,200,000	08/25/37	—	(1)	0.0900	(2)	(20,556,595)
Merrill Lynch	USD	39,000,000	12/13/49	—	(3)	0.2700	(2)	(13,499,806)

								$(119,772,415)

(1)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones ABX-HE-AAA Series 07-1 Index.

(2)	Payments received are based on the notional amount.
(3)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CMBX-NA-AA Series 3 Index.

(4)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CMBX-NA-BBB Series 1 Index.

Currency type abbreviation:

USD	United States Dollar

At March 31, 2008, the Funds did not have any total return swap agreements outstanding.

3. Option writing

Certain Funds may write (sell) put and call options on foreign or US securities indices in order to gain exposure to or protect against changes in the markets. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of assets and liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Fund purchases upon exercise of the option.

In writing an option, the Funds bear the market risk of an unfavorable change in the price of the derivative instrument, security or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a derivative instrument, security or currency at a price different from current market value.

Written option activity for the period ended March 31, 2008 for UBS Absolute Return Investment Grade Bond Relationship Fund was as follows:

	Number of contracts	Amount of premium received
Options outstanding at December 31, 2007	1,641	$609,827
Options written	1,729	1,011,862
Options terminated in closing purchase transactions	(852)	(502,263)
Options expired prior to exercise	(1,287)	(269,884)
Options exercised	—	—

Options outstanding at March 31, 2008	1,231	$849,542

Written option activity for the year ended March 31, 2008 for UBS U.S. Bond Relationship Fund was as follows:

	Number of contracts	Amount of premium received
Options outstanding at December 31, 2007	375	$140,186
Options written	152	88,850
Options terminated in closing purchase transactions	(168)	(106,775)
Options expired prior to exercise	(293)	(61,442)
Options exercised	—	—

Options outstanding at March 31, 2008	66	$60,819

4. Short sales

UBS U.S. Equity Alpha Relationship Fund (“Equity Alpha”) enters into short sales whereby it sells a security it generally does not own, in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of this liability are recorded as unrealized gains or losses on the Statement of operations. If Equity Alpha shorts a security when also holding a long position in the security (a “short against the box”), as the security price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security price rises. Equity Alpha will realize a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Equity Alpha is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are booked as an expense of the Fund. Equity Alpha designates collateral consisting of cash, US government securities or other liquid assets sufficient to collateralize the market value of short positions. Equity Alpha is charged a securities loan fee equal to 0.40% of short market value in connection with short sale transactions.

5. Transactions with affiliates

The Funds may invest in shares of certain affiliated investment companies also advised or managed by the Advisor. The Funds pay no management fees to these affiliated investment companies. Investments in affiliated investment companies for the period ended March 31, 2008 were as follows:

UBS Global Securities Relationship Fund

Affiliated investment companies	Value 12/31/07	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 03/31/08	% of net assets
UBS Emerging Markets Equity Relationship Fund	$34,202,406	$—	$2,015,113	$696,255	$(5,122,725)	$27,760,823	0.99%
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund	4,476,780	—	—	—	(371,520)	4,105,260	0.15%
UBS Small-Cap Equity Relationship Fund	83,708,732	—	—	—	(12,202,461)	71,506,271	2.54%
UBS Corporate Bond Relationship Fund	93,543,418	20,700,000	15,500,000	1,270,712	(1,799,779)	98,214,351	3.49%
UBS High Yield Relationship Fund	88,688,099	54,000,000	—	—	(2,866,630)	139,821,469	4.97%
UBS U.S. Securitized Mortgage Relationship Fund	246,948,114	6,500,000	52,850,000	(3,166,063)	(29,556,963)	167,875,088	5.97%

	$551,567,549	$81,200,000	$70,365,113	$(1,199,096)	$(51,920,078)	$509,283,262	18.11%

UBS International Equity Relationship Fund

Affiliated investment company	Value 12/31/07	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 03/31/08	% of net assets
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund	$768,503	$—	$—	$—	$(63,777)	$704,726	1.01%

UBS Absolute Return Investment Grade Bond Relationship Fund

Affiliated investment company	Value 12/31/07	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 03/31/08	% of net assets
UBS U.S. Securitized Mortgage Relationship Fund	$87,955,787	$—	$83,104,073	$(8,895,927)	$4,044,213	$—	0.00%

The Funds may invest in shares of the UBS Supplementary Trust—U.S. Cash Management Prime Fund (“Supplementary Trust”). Supplementary Trust is managed by the Advisor and is offered as a cash management option only to mutual funds and certain other accounts managed by the Advisor. Supplementary Trust pays no management fees to the Advisor. Distributions received from Supplementary Trust are reflected as affiliated interest income or as securities lending—net in the Statements of operations. Amounts relating to those investments at March 31, 2008 and the period then ended were as follows:

UBS Supplementary Trust—U.S. Cash Management Prime Fund

Fund	Value 12/31/07	Purchases	Sales proceeds	Net income earned	Value 03/31/08	% of net assets
UBS Global Securities Relationship Fund	$143,144,563	$335,448,955	$347,778,778	$774,418	$130,814,740	4.65%
UBS Emerging Markets Equity Relationship Fund	2,698,339	12,194,682	14,417,296	7,587	475,725	0.17%
UBS International Equity Relationship Fund	780,074	9452056	8,548,743	6,130	1,683,387	2.40%
UBS Small-Cap Equity Relationship Fund	126,484,848	150,361,706	150,999,878	603,617	125,846,676	27.78%
UBS U.S. Large Cap Equity Relationship Fund	17,705,424	30,806,093	27,670,099	144,363	20,841,418	5.07%
UBS U.S. Large Cap Growth Equity Relationship Fund	27,964,723	31,547,094	27,964,723	36,424	31,547,094	8.08%
UBS U.S. Large-Cap Value Equity Relationship Fund	2,115,900	13,998,336	14,522,321	17,155	1,591,915	1.75%
UBS Corporate Bond Relationship Fund	12,458,017	189,684,647	174,682,259	227,501	27,460,405	4.04%
UBS High Yield Relationship Fund	14,955,707	279,828,078	141,486,422	375,465	153,297,363	26.47%
UBS Opportunistic High Yield Relationship Fund	6,811,956	38,097,982	32,498,858	46,067	12,411,080	12.60%
UBS U.S. Bond Relationship Fund	1,820,295	15,275,185	15,505,592	18,775	1,589,888	2.55%
UBS U.S. Cash Management Prime Relationship Fund	735,918,292	742,793,329	769,419,653	7,116,444	709,291,968	100.01%
UBS U.S. Securitized Mortgage Relationship Fund	102,782,951	474,671,169	435,230,192	956,044	142,223,928	9.30%

The Funds may invest in shares of the UBS U.S. Cash Management Prime Relationship Fund (“Cash Prime”). Cash Prime is offered as a cash management option only to mutual funds and certain other accounts. Distributions received from Cash Prime are reflected as affiliated interest income in the Statements of operations. Amounts relating to those investments at March 31, 2008 were as follows:

U.S. Cash Management Prime Relationship Fund

Fund	Value 12/31/07	Purchases	Sales proceeds	Interest income	Value 03/31/08	% of net assets
UBS Emerging Markets Equity Completion Relationship Fund	732,186	$20,746,080	$21,117,082	$13,642	$361,184	0.25%
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund	24,620	282,246	203,953	745	102,913	0.27%
UBS U.S. Equity Alpha Relationship Fund	8,874,935	40,200,588	40,399,903	45,199	8,675,620	1.24%
UBS U.S. Smaller Cap Equity Completion Relationship Fund	44,584	130,804	165,789	767	9,599	0.47%
UBS U.S. Large Cap Growth Equity Relationship Fund	7,199,326	17,528,323	21,473,529	43,917	3,254,120	0.84%
UBS Absolute Return Investment Grade Bond Relationship Fund	83,497,842	141,172,755	150,421,107	776,819	74,249,490	19.22%
UBS Opportunistic Loan Relationship Fund	0	60,000,040	30,000,020	42,823	30,000,020	99.93%
UBS Opportunistic Emerging Markets Debt Relationship Fund	5,899,662	5,463,941	5,939,753	48,166	5,423,850	6.08%
UBS U.S. Treasury Inflation Protected Securities Relationship Fund	52,117	332,865	343,532	3,020	41,450	0.73%

6. Securities lending

Each Fund may lend portfolio securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Funds monitor the market value of securities loaned on a daily basis and initially require collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of foreign securities loaned.

UBS Global Securities Relationship Fund, UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund, UBS Small-Cap Equity Relationship Fund and UBS U.S. Large Cap Growth Relationship Fund loaned securities to certain qualified broker-dealers, with the Funds’ custodian acting as the Funds’ lending agent. Cash collateral received is invested in interest bearing securities, which are included in the Portfolios of investments. In addition, the UBS Global Securities Relationship Fund received US Government Agency securities as collateral amounting to $40,995,899, which cannot be resold. The value of loaned securities and related collateral outstanding at March 31, 2008, were as follows:

Fund	Market value of securities loaned	Market value of collateral received from securities loaned	Market value of investments of cash collateral received
UBS Global Securities Relationship Fund	$136,279,107	$138,967,082	$97,971,183
UBS Small-Cap Equity Relationship Fund	104,200,213	106,079,054	106,079,054
UBS U.S. Large Cap Growth Equity Relationship Fund	31,443,913	31,547,094	31,547,094

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ annual report to shareholders dated December 31, 2007.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Relationship Funds

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date: May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	May 30, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Principal Accounting Officer

Date: May 30, 2008